UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	September 30, 2013

Date of reporting period:	March 28, 2013

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual
Report

March 28, 2013

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	26
Statement of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	35
U.S. Privacy Policy	47
Trustee and Officer Information	53

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Strategist Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

April 2013

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 28, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Actual Ending Account Value 3/28/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,048.00	$1,020.89	$3.72	$3.67	0.74%
Global Strategist Portfolio Class P	1,000.00	1,046.20	1,019.67	4.97	4.90	0.99
Global Strategist Portfolio Class H	1,000.00	1,046.20	1,019.67	4.97	4.90	0.99
Global Strategist Portfolio Class L	1,000.00	1,043.70	1,017.21	7.47	7.37	1.49

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 179/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (36.7%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal National Mortgage Association,
Conventional Pool
2.34%, 5/1/35	$50	$54
Agency Fixed Rate Mortgages (3.3%)
United States (3.3%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.50%, 4/1/43 (a)	325	342
Gold Pools:
3.50%, 8/1/42	316	334
4.50%, 6/1/39	304	326
6.00%, 11/1/37	321	351
6.50%, 5/1/32 - 9/1/32	273	310
7.50%, 5/1/35	14	17
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/28 (a)	150	156
3.50%, 4/1/43 (a)	1,482	1,565
Conventional Pools:
3.50%, 12/1/42	1,416	1,499
4.00%, 1/1/42	1,911	2,040
5.00%, 1/1/41 - 3/1/41	2,237	2,479
5.50%, 5/1/37 - 8/1/38	1,070	1,181
6.00%, 1/1/38	45	49
6.50%, 12/1/29	50	58
7.00%, 12/1/17 - 2/1/31	641	761
7.50%, 8/1/37	26	32
Government National Mortgage Association,
April TBA:
4.50%, 4/15/43 (a)	1,088	1,190
Various Pools:
3.50%, 11/20/42	183	196
4.00%, 8/20/41 - 11/20/42	1,350	1,463
4.50%, 8/15/39	287	316
5.50%, 8/15/39	250	275
		14,940
Asset-Backed Securities (0.3%)
United States (0.3%)
CNH Equipment Trust,
1.20%, 5/16/16	369	371
CVS Pass-Through Trust,
6.04%, 12/10/28	392	461
Ford Credit Floorplan Master Owner Trust,
1.90%, 2/15/17 (b)(c)	525	540
Santander Drive Auto Receivables Trust,
3.06%, 11/15/17	50	51
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	70	75
		1,498
	Face Amount (000)		Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
United States (0.6%)
Federal Home Loan Mortgage Corporation,
2.36%, 7/25/22		$792	$797
2.40%, 6/25/22		1,625	1,644
2.79%, 1/25/22		75	78
2.97%, 10/25/21		90	96
IO
0.68%, 1/25/21 (c)		687	27
IO PAC REMIC
6.27%, 6/15/40 (c)		402	77
IO REMIC
5.85%, 4/15/39 (c)		202	46
Federal National Mortgage Association,
IO REMIC
5.00%, 8/25/37		32	1
6.40%, 9/25/38 (c)		176	41
Government National Mortgage Association,
IO
6.40%, 4/16/41 (c)		254	58
			2,865
Commercial Mortgage-Backed Securities (0.9%)
United States (0.9%)
BAMLL Commercial Mortgage Securities Trust,
2.96%, 12/10/30 (b)		175	178
COMM Mortgage Trust,
3.28%, 1/10/46		305	312
Commercial Mortgage Pass-Through Certificates,
2.82%, 11/15/45		376	381
GS Mortgage Securities Corp. II,
3.28%, 2/10/46		208	213
JP Morgan Chase Commercial Mortgage Securities Trust,
4.17%, 8/15/46		770	866
4.39%, 7/15/46 (b)		100	114
Queens Center Mortgage Trust,
3.28%, 1/11/37 (b)		520	525
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	271
VNO Mortgage Trust,
3.00%, 11/15/30 (b)		361	366
Wells Fargo Commercial Mortgage Trust,
2.92%, 10/15/45		449	458
WF-RBS Commercial Mortgage Trust,
3.31%, 3/15/45		290	298
			3,982
Corporate Bonds (7.7%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	601
Macquarie Bank Ltd.,
3.30%, 7/17/14 (b)		$557	578
6.63%, 4/7/21 (b)		270	302

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Macquarie Group Ltd.,
6.00%, 1/14/20 (b)		$260	$286
Wesfarmers Ltd.,
2.98%, 5/18/16 (b)		245	258
Woolworths Ltd.,
4.00%, 9/22/20 (b)		195	212
			2,237
Belgium (0.0%)
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14		45	48
Brazil (0.1%)
Petrobras International Finance Co.,
5.75%, 1/20/20		330	365
Vale Overseas Ltd.,
6.88%, 11/10/39		50	57
			422
Canada (0.2%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		380	429
Goldcorp, Inc.,
3.70%, 3/15/23		270	272
			701
China (0.0%)
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17 (b)(d)		217	227
France (0.6%)
Banque Federative du Credit Mutuel SA,
3.00%, 10/29/15	EUR	400	540
BNP Paribas SA,
5.00%, 1/15/21		$295	333
Credit Agricole SA,
3.90%, 4/19/21	EUR	300	384
5.88%, 6/11/19		400	576
Societe Generale SA,
5.20%, 4/15/21 (b)		$200	224
Veolia Environnement SA,
6.75%, 4/24/19	EUR	400	656
			2,713
Germany (0.1%)
Deutsche Bank AG,
5.00%, 6/24/20		400	566
Ireland (0.1%)
CRH America, Inc.,
6.00%, 9/30/16		$415	473
Israel (0.1%)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21		420	448
Italy (0.9%)
Banca Monte dei Paschi di Siena SpA,
4.88%, 9/15/16	EUR	350	465
	Face Amount (000)		Value (000)
Enel Finance International N.V.,
5.13%, 10/7/19 (b)		$650	$691
Finmeccanica Finance SA,
8.13%, 12/3/13	EUR	550	733
Intesa Sanpaolo SpA,
4.13%, 4/14/20		400	507
Telecom Italia Finance SA,
7.75%, 1/24/33		430	630
UniCredit SpA,
4.25%, 7/29/17		350	487
4.38%, 2/10/14		550	722
			4,235
Korea, Republic of (0.0%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)		$200	201
Netherlands (0.3%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	EUR	200	282
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.75%, 11/9/20		300	402
ING Bank N.V.,
3.90%, 3/19/14 (b)		$—	—
5.25%, 6/5/18	EUR	300	464
ING US, Inc.,
2.90%, 2/15/18 (b)		$200	203
			1,351
Spain (0.3%)
Banco Bilbao Vizcaya Argentaria SA,
3.63%, 1/18/17	EUR	350	465
Gas Natural Capital Markets SA,
4.13%, 1/26/18		400	548
Iberdrola Finance Ireland Ltd.,
5.00%, 9/11/19 (b)		$200	213
Santander Holdings USA, Inc.,
4.63%, 4/19/16		135	145
			1,371
Sweden (0.2%)
Nordea Bank AB,
4.00%, 3/29/21	EUR	480	663
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (b)		$200	200
Swedbank AB,
1.75%, 3/12/18 (b)		270	270
			1,133
Switzerland (0.1%)
Credit Suisse,
5.40%, 1/14/20		110	124
6.00%, 2/15/18		90	104
			228

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Thailand (0.1%)
PTT PCL,
3.38%, 10/25/22 (b)		$230	$229
United Kingdom (1.5%)
Abbey National Treasury Services PLC,
3.63%, 10/14/16	EUR	725	1,019
MTN
3.88%, 11/10/14 (b)		$365	379
Bank of Scotland PLC,
4.63%, 6/8/17	EUR	350	518
Barclays Bank PLC,
6.00%, 1/23/18 - 1/14/21		450	641
BAT International Finance PLC,
9.50%, 11/15/18 (b)		$155	215
Diageo Capital PLC,
1.50%, 5/11/17		215	218
Experian Finance PLC,
2.38%, 6/15/17 (b)		400	408
GlaxoSmithKline Capital, Inc.,
4.20%, 3/18/43		25	25
2.80%, 3/18/23		225	227
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	436
HSBC Holdings PLC,
4.00%, 3/30/22		$45	48
6.00%, 6/10/19	EUR	450	690
Imperial Tobacco Finance PLC,
8.38%, 2/17/16		400	615
Lloyds TSB Bank PLC,
6.50%, 3/24/20		250	355
Nationwide Building Society,
6.25%, 2/25/20 (b)		$300	352
Royal Bank of Scotland PLC (The),
5.50%, 3/23/20	EUR	150	228
Standard Chartered PLC,
3.85%, 4/27/15 (b)		$260	275
			6,649
United States (2.6%)
AbbVie, Inc.,
2.90%, 11/6/22 (b)		275	276
Agilent Technologies, Inc.,
5.50%, 9/14/15		155	171
Altria Group, Inc.,
2.85%, 8/9/22		25	25
Amgen, Inc.,
3.88%, 11/15/21		175	191
AT&T, Inc.,
6.30%, 1/15/38		150	181
BA Covered Bond Issuer,
4.25%, 4/5/17	EUR	350	500
Bank of America Corp.,
5.63%, 7/1/20		$15	18
	Face Amount (000)	Value (000)
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC,
5.13%, 1/15/15 (b)	$180	$189
Boston Properties LP,
3.85%, 2/1/23	25	26
Boston Scientific Corp.,
6.00%, 1/15/20	200	234
Capital One Bank, USA NA,
3.38%, 2/15/23	546	542
Cardinal Health, Inc.,
3.20%, 3/15/23	275	274
Cigna Corp.,
5.38%, 2/15/42	175	199
Citigroup, Inc., (See Note G),
6.13%, 5/15/18	107	128
8.50%, 5/22/19	274	365
CNA Financial Corp.,
5.75%, 8/15/21	45	53
Comcast Corp.,
4.65%, 7/15/42	150	153
6.40%, 5/15/38	50	63
ConAgra Foods, Inc.,
3.20%, 1/25/23	85	85
4.65%, 1/25/43	125	125
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
3.80%, 3/15/22	75	77
Discover Bank,
2.00%, 2/21/18	345	346
Discovery Communications LLC,
3.25%, 4/1/23	75	76
Enterprise Products Operating LLC,
3.35%, 3/15/23	275	281
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	630	671
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (b)	155	156
3.88%, 3/15/23 (b)	125	126
General Electric Capital Corp.,
5.30%, 2/11/21	275	316
Genworth Financial, Inc.,
7.20%, 2/15/21	305	356
Georgia-Pacific LLC,
8.88%, 5/15/31	275	412
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	650	660
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	25	29
Hewlett-Packard Co.,
4.65%, 12/9/21	35	36
Home Depot, Inc.,
5.88%, 12/16/36	200	249
JPMorgan Chase & Co.,
3.25%, 9/23/22	215	215

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
L-3 Communications Corp.,
4.75%, 7/15/20		$255	$283
Life Technologies Corp.,
6.00%, 3/1/20		40	45
Marathon Petroleum Corp.,
5.13%, 3/1/21		275	321
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18		465	562
Nationwide Financial Services, Inc.,
5.38%, 3/25/21 (b)		25	28
NBC Universal Media LLC,
4.38%, 4/1/21		175	197
Omnicom Group, Inc.,
3.63%, 5/1/22		310	318
Pacific LifeCorp,
6.00%, 2/10/20 (b)		25	29
Phillips 66,
4.30%, 4/1/22		25	28
Plains All American Pipeline LP/PAA Finance Corp.,
6.70%, 5/15/36		190	240
8.75%, 5/1/19		220	298
Prudential Financial, Inc.,
6.63%, 12/1/37		150	189
Qwest Corp.,
6.88%, 9/15/33		125	125
SABMiller Holdings, Inc.,
3.75%, 1/15/22 (b)		265	284
Santander Holdings USA, Inc.,
3.00%, 9/24/15		95	97
SLM Corp.,
6.25%, 1/25/16		435	477
Sonoco Products Co.,
5.75%, 11/1/40		40	46
Time Warner Cable, Inc.,
6.75%, 6/15/39		105	124
Wells Fargo & Co.,
3.45%, 2/13/23		395	398
			11,893
			35,125
Mortgages — Other (0.5%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.06%, 10/15/54 (b)(c)	GBP	616	973
United States (0.3%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$60	48
5.91%, 10/25/36 (c)		115	92
6.00%, 4/25/36		51	53
Chaseflex Trust,
6.00%, 2/25/37		58	46
	Face Amount (000)		Value (000)
Extended Stay America Trust,
2.96%, 12/5/31 (b)		$325	$331
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		34	30
GS Mortgage Securities Corp. II,
1.05%, 11/8/29 (b)(c)		395	397
GSR Mortgage Loan Trust,
5.75%, 1/25/37		67	68
Lehman Mortgage Trust,
5.50%, 11/25/35		26	26
6.50%, 9/25/37		73	63
RALI Trust,
0.70%, 3/25/35 (c)		52	35
			1,189
			2,162
Municipal Bonds (0.2%)
United States (0.2%)
Illinois State Toll Highway Authority,
6.18%, 1/1/34		145	185
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		160	190
6.66%, 4/1/57		295	348
			723
Sovereign (20.9%)
Australia (0.7%)
Australia Government Bond,
5.25%, 3/15/19	AUD	1,075	1,248
Treasury Corp. of Victoria,
5.75%, 11/15/16		1,600	1,800
			3,048
Brazil (0.3%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20		$1,000	1,132
Brazilian Government International Bond,
4.88%, 1/22/21		90	105
			1,237
Canada (0.8%)
Canada Government International Bond,
3.50%, 1/13/20	EUR	300	452
Canadian Government Bond,
4.25%, 6/1/18	CAD	2,000	2,255
Province of Ontario Canada,
4.00%, 12/3/19	EUR	600	902
			3,609
Denmark (0.2%)
Denmark Government Bond,
4.00%, 11/15/19	DKK	3,500	732
France (0.2%)
France Government Bond OAT,
3.25%, 10/25/21	EUR	175	251
4.00%, 4/25/18	EUR	450	667
			918

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Germany (0.7%)
Bundesrepublik Deutschland,
1.75%, 7/4/22		$495	$667
4.25%, 7/4/39		850	1,542
4.75%, 7/4/34		450	837
			3,046
Ireland (0.1%)
Ireland Government Bond,
3.90%, 3/20/23		400	502
Italy (0.7%)
Italy Buoni Poliennali Del Tesoro,
3.00%, 6/15/15		400	520
4.00%, 9/1/20		145	186
4.50%, 2/1/18		1,600	2,137
5.00%, 3/1/22		270	360
5.50%, 11/1/22		150	205
			3,408
Japan (1.3%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	814
Japan Government Ten Year Bond,
1.10%, 6/20/21		35,000	393
1.90%, 6/20/16		105,000	1,180
Japan Government Thirty Year Bond,
1.70%, 6/20/33		340,000	3,781
			6,168
Kazakhstan (0.3%)
KazMunaiGaz Finance Sub BV,
6.38%, 4/9/21		$1,000	1,169
Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17		200	217
4.38%, 8/10/15		200	215
Korea Finance Corp.,
4.63%, 11/16/21		630	710
Republic of Korea,
7.13%, 4/16/19		150	194
			1,336
Mexico (0.7%)
Mexican Bonos,
7.50%, 6/3/27	MXN	4,100	403
10.00%, 12/5/24		13,500	1,574
Petroleos Mexicanos,
4.88%, 1/24/22		$1,070	1,188
			3,165
Netherlands (0.3%)
Netherlands Government Bond,
4.00%, 7/15/19 (b)	EUR	1,000	1,516
	Face Amount (000)		Value (000)
New Zealand (0.1%)
New Zealand Government Bond,
6.00%, 5/15/21	NZD	685	$682
Norway (0.1%)
Norway Government Bond,
4.25%, 5/19/17	NOK	3,500	669
Poland (0.8%)
Poland Government Bond,
5.25%, 10/25/17	PLN	6,000	1,989
5.75%, 10/25/21		2,190	768
Poland Government International Bond,
5.00%, 3/23/22		$870	996
			3,753
Qatar (0.2%)
Qatar Government International Bond,
4.00%, 1/20/15 (b)		900	951
Russia (0.2%)
Russian Foreign Bond - Eurobond,
3.25%, 4/4/17 (b)		800	839
South Africa (0.4%)
South Africa Government Bond,
7.25%, 1/15/20	ZAR	15,400	1,751
Spain (10.8%)
Spain Government Bond,
3.00%, 4/30/15	EUR	11,500	14,912
3.75%, 10/31/15		24,810	32,486
5.85%, 1/31/22		680	928
Spain Government International Bond,
4.00%, 3/6/18 (b)		$700	694
			49,020
Supernational (0.7%)
European Investment Bank,
2.15%, 1/18/27	JPY	157,000	1,878
European Union,
2.75%, 4/4/22	EUR	300	419
3.25%, 4/4/18		525	754
			3,051
Sweden (0.1%)
Sweden Government Bond,
4.25%, 3/12/19	SEK	4,000	714
United Kingdom (0.9%)
United Kingdom Gilt,
3.75%, 9/7/21	GBP	500	894
4.25%, 6/7/32 - 9/7/39		1,700	3,153
			4,047
			95,331
U.S. Treasury Securities (2.3%)
United States (2.3%)
U.S. Treasury Bond,
3.50%, 2/15/39		$2,050	2,230

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
U.S. Treasury Notes,
0.88%, 4/30/17	$4,790	$4,848
1.50%, 6/30/16	3,300	3,416
		10,494
Total Fixed Income Securities (Cost $165,688)		167,174
	Shares
Common Stocks (55.7%)
Australia (2.0%)
AGL Energy Ltd.	4,454	74
Alumina Ltd. (e)	30,018	35
Amcor Ltd.	11,529	111
AMP Ltd.	32,469	176
Arrium Ltd.	14,100	13
Asciano Ltd.	8,154	47
ASX Ltd.	1,608	61
Australia & New Zealand Banking Group Ltd.	26,949	800
BHP Billiton Ltd.	29,823	1,017
BlueScope Steel Ltd. (e)	3,657	19
Brambles Ltd.	13,643	120
Coca-Cola Amatil Ltd.	4,831	73
Cochlear Ltd.	521	37
Commonwealth Bank of Australia	12,740	902
Computershare Ltd.	4,383	47
Crown Ltd.	6,002	77
CSL Ltd.	4,997	308
Dexus Property Group REIT	44,008	48
DuluxGroup Ltd.	5,359	25
Echo Entertainment Group Ltd.	7,295	26
Fairfax Media Ltd.	32,187	21
Fortescue Metals Group Ltd.	11,321	46
Goodman Group REIT	10,866	54
GPT Group REIT	18,147	70
Incitec Pivot Ltd.	14,023	45
Insurance Australia Group Ltd.	20,683	123
Leighton Holdings Ltd.	1,366	29
Lend Lease Group REIT	6,124	65
Macquarie Group Ltd.	2,989	116
Mirvac Group REIT	26,057	44
National Australia Bank Ltd.	22,472	722
Newcrest Mining Ltd.	4,397	92
Orica Ltd.	3,712	94
Origin Energy Ltd.	9,814	136
QBE Insurance Group Ltd.	13,641	192
Rio Tinto Ltd.	3,911	233
Santos Ltd.	8,621	112
Shopping Centres Australasia Property Group REIT (e)	2,263	4
Sonic Healthcare Ltd.	3,301	48
Stockland REIT	23,696	90
Suncorp Group Ltd.	11,616	143
TABCORP Holdings Ltd.	6,767	23
Telstra Corp., Ltd.	43,614	205
	Shares	Value (000)
Toll Holdings Ltd.	6,284	$39
Transurban Group	12,851	85
Treasury Wine Estates Ltd.	7,726	46
Wesfarmers Ltd.	9,181	384
Wesfarmers Ltd. (PPS)	1,609	68
Westfield Group REIT	19,414	219
Westfield Retail Trust REIT	20,351	64
Westpac Banking Corp.	24,931	798
Woodside Petroleum Ltd.	5,443	203
Woolworths Ltd.	11,319	398
WorleyParsons Ltd.	1,655	43
		9,070
Austria (0.1%)
Immofinanz AG (e)	3,664	14
OMV AG	7,935	337
Raiffeisen Bank International AG	2,787	95
Voestalpine AG	4,494	138
		584
Belgium (0.4%)
Ageas	3,005	102
Anheuser-Busch InBev N.V.	6,748	668
Colruyt SA	905	44
Delhaize Group SA	14,368	784
Groupe Bruxelles Lambert SA	1,457	111
KBC Groep N.V.	3,024	104
Umicore SA	1,567	74
		1,887
Canada (2.8%)
Agnico-Eagle Mines Ltd.	2,100	86
Agrium, Inc.	2,000	195
Bank of Montreal	6,500	409
Bank of Nova Scotia	11,300	658
Barrick Gold Corp.	12,000	352
BCE, Inc.	6,700	313
Bombardier, Inc.	16,300	65
Brookfield Asset Management, Inc., Class A	7,000	256
Brookfield Office Properties, Inc.	4,900	84
Cameco Corp.	5,200	108
Canadian Imperial Bank of Commerce	4,800	376
Canadian National Railway Co.	5,500	553
Canadian Natural Resources Ltd.	13,100	420
Canadian Oil Sands Ltd.	3,500	72
Canadian Pacific Railway Ltd.	2,100	274
Cenovus Energy, Inc.	9,100	282
Crescent Point Energy Corp.	2,700	102
Eldorado Gold Corp.	6,900	66
Enbridge, Inc.	10,500	489
Encana Corp.	9,600	187
Fairfax Financial Holdings Ltd.	300	117
First Quantum Minerals Ltd.	6,500	124
Fortis, Inc.	1,600	54
Goldcorp, Inc.	9,000	303

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Great-West Lifeco, Inc.	5,200	$139
Husky Energy, Inc.	3,300	95
IGM Financial, Inc.	2,300	104
Imperial Oil Ltd.	3,200	131
Intact Financial Corp.	1,800	110
Kinross Gold Corp.	12,700	100
Magna International, Inc.	3,200	188
Manulife Financial Corp.	23,100	340
National Bank of Canada	1,900	140
Pembina Pipeline Corp.	500	16
Penn West Petroleum Ltd.	4,800	52
PetroBakken Energy Ltd.	1,436	12
Petrobank Energy & Resources Ltd. (e)	1,300	1
Petrominerales Ltd.	859	5
Potash Corp. of Saskatchewan, Inc.	10,400	408
Power Corp. of Canada	5,200	140
Power Financial Corp.	4,300	127
Research In Motion Ltd. (e)	5,300	79
Rogers Communications, Inc., Class B	4,900	250
Royal Bank of Canada	15,700	946
Shaw Communications, Inc., Class B	4,700	116
Shoppers Drug Mart Corp.	3,300	141
Silver Wheaton Corp.	4,400	138
SNC-Lavalin Group, Inc.	2,300	96
Sun Life Financial, Inc.	7,500	205
Suncor Energy, Inc.	18,000	539
Talisman Energy, Inc.	13,000	159
Teck Resources Ltd., Class B	6,000	169
Thomson Reuters Corp.	4,700	152
Tim Hortons, Inc.	3,900	212
Toronto-Dominion Bank (The)	10,300	858
TransAlta Corp.	2,900	42
TransCanada Corp.	8,000	382
Valeant Pharmaceuticals International, Inc. (e)	300	22
Yamana Gold, Inc.	9,200	142
		12,701
Chile (0.0%)
Antofagasta PLC	2,716	41
China (0.1%)
AIA Group Ltd. (d)	67,200	294
Denmark (0.2%)
AP Moeller - Maersk A/S	6	45
AP Moeller - Maersk A/S Series B	11	86
Carlsberg A/S	98	10
Coloplast A/S	120	6
Danske Bank A/S (e)	6,044	108
DSV A/S	3,452	83
Novo Nordisk A/S Series B	3,895	633
Novozymes A/S Series B	2,771	94
TDC A/S	537	4
Vestas Wind Systems A/S (e)	3,486	28
		1,097
	Shares	Value (000)
Finland (0.4%)
Fortum Oyj	6,094	$123
Kone Oyj, Class B	2,537	199
Neste Oil Oyj	12,689	179
Nokia Oyj	34,796	113
Nokian Renkaat Oyj	1,401	62
Sampo Oyj, Class A	3,582	138
Stora Enso Oyj, Class R	56,550	365
UPM-Kymmene Oyj	37,961	424
		1,603
France (3.3%)
Accor SA	1,422	49
Aeroports de Paris (ADP)	480	41
Air Liquide SA	2,791	339
Alcatel-Lucent (e)	32,733	44
Alstom SA	4,118	168
AXA SA	49,803	856
BNP Paribas SA	9,982	512
Bouygues SA	23,206	629
Bureau Veritas SA	581	72
Cap Gemini SA	1,918	87
Carrefour SA	5,540	152
Christian Dior SA	710	118
Cie de St-Gobain	17,445	647
Cie Generale d'Optique Essilor International SA	1,528	170
Cie Generale de Geophysique-Veritas (e)	2,024	46
Cie Generale des Etablissements Michelin Series B	1,855	155
CNP Assurances	5,829	80
Credit Agricole SA (e)	8,087	67
Danone SA	6,671	464
Edenred	1,823	60
Electricite de France SA	25,293	485
Eutelsat Communications SA	799	28
France Telecom SA	74,737	756
GDF Suez	44,078	849
Groupe Eurotunnel SA	7,563	60
ICADE REIT	86	7
JCDecaux SA	651	18
L'Oreal SA	2,407	382
Lafarge SA	4,474	297
LVMH Moet Hennessy Louis Vuitton SA	2,297	394
Pernod-Ricard SA	1,855	231
Peugeot SA (e)	70,959	514
PPR	1,357	298
Publicis Groupe SA	1,047	70
Renault SA	10,703	671
Sanofi	11,589	1,178
SES SA	2,416	76
Societe Generale SA (e)	23,393	769
Societe Television Francaise 1	1,176	13
Sodexo	1,223	114
Suez Environnement Co.	21,138	270

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Technip SA	933	$96
Thales SA	1,262	53
Total SA	20,957	1,003
Unibail-Rodamco SE REIT	1,616	376
Vallourec SA	2,417	116
Veolia Environnement SA	52,103	657
Vinci SA	4,786	216
Vivendi SA	16,236	335
		15,088
Germany (4.2%)
Adidas AG	3,095	321
Allianz SE (Registered)	7,228	982
Axel Springer AG	300	13
BASF SE	18,301	1,603
Bayer AG (Registered)	12,027	1,241
Bayerische Motoren Werke AG (Preference)	5,466	461
Beiersdorf AG	1,516	140
Commerzbank AG (e)	455,253	668
Continental AG	949	113
Daimler AG (Registered)	11,022	600
Deutsche Bank AG (Registered)	16,392	639
Deutsche Boerse AG	2,144	130
Deutsche Lufthansa AG (Registered)	33,717	658
Deutsche Post AG (Registered)	8,920	206
Deutsche Telekom AG (Registered)	46,294	489
E.ON SE	64,262	1,122
Esprit Holdings Ltd. (d)	12,482	15
Fraport AG Frankfurt Airport Services Worldwide	478	27
Fresenius Medical Care AG & Co., KGaA	2,773	187
Fresenius SE & Co., KGaA	1,864	230
Henkel AG & Co., KGaA	2,529	200
Henkel AG & Co., KGaA (Preference)	3,044	293
Hochtief AG (e)	3,623	236
Infineon Technologies AG	19,041	150
K&S AG (Registered)	2,326	108
Kabel Deutschland Holding AG	658	61
Lanxess AG	1,473	104
Linde AG	2,420	450
Merck KGaA	934	141
Metro AG	22,107	629
Muenchener Rueckversicherungs AG (Registered)	6,180	1,156
Porsche Automobil Holding SE (Preference)	1,388	101
ProSiebenSat.1 Media AG	953	34
QIAGEN N.V. (e)	4,477	93
RWE AG	22,139	825
RWE AG (Preference)	1,159	42
Salzgitter AG	5,576	224
SAP AG	16,417	1,315
Siemens AG (Registered)	13,623	1,467
Suedzucker AG	731	31
ThyssenKrupp AG (e)	8,725	177
	Shares	Value (000)
TUI AG (e)	2,676	$29
Volkswagen AG	2,638	496
Volkswagen AG (Preference)	5,490	1,091
		19,298
Greece (0.0%)
National Bank of Greece SA (e)	14,355	12
Hong Kong (0.5%)
Bank of East Asia Ltd.	16,214	64
BOC Hong Kong Holdings Ltd.	36,500	122
Cheung Kong Holdings Ltd.	14,000	207
CLP Holdings Ltd.	19,000	166
Hang Lung Group Ltd.	8,000	45
Hang Lung Properties Ltd.	22,000	82
Hang Seng Bank Ltd.	11,500	184
Henderson Land Development Co., Ltd.	11,493	79
Hong Kong & China Gas Co., Ltd.	43,560	127
Hong Kong Exchanges and Clearing Ltd.	10,314	176
Hutchison Whampoa Ltd.	21,000	219
Kerry Properties Ltd.	7,000	31
Link REIT (The)	20,619	112
MTR Corp., Ltd.	15,242	60
New World Development Co., Ltd.	28,273	48
Power Assets Holdings Ltd.	14,500	137
Sands China Ltd.	28,400	147
Sino Land Co., Ltd.	21,238	36
Sun Hung Kai Properties Ltd.	13,723	185
Swire Pacific Ltd., Class A	6,500	83
Swire Properties Ltd.	4,550	16
Wharf Holdings Ltd.	13,200	118
Wheelock & Co., Ltd.	10,000	53
		2,497
Italy (2.0%)
Assicurazioni Generali SpA	47,956	746
Atlantia SpA	3,202	51
Banco Popolare SC (e)	450,944	568
Enel Green Power SpA	11,984	22
Enel SpA	235,453	768
Eni SpA	22,322	502
Exor SpA	6,223	174
Fiat Industrial SpA	6,659	75
Fiat SpA (e)	112,620	599
Finmeccanica SpA (e)	1,205	6
Intesa Sanpaolo SpA	1,365,616	1,980
Luxottica Group SpA	1,123	56
Prysmian SpA	1,210	25
Saipem SpA	2,154	66
Snam SpA	20,778	95
Telecom Italia SpA	1,238,990	839
Terna Rete Elettrica Nazionale SpA	9,469	39
UniCredit SpA (e)	437,103	1,866
Unione di Banche Italiane SCPA	160,337	591
		9,068

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (6.5%)
Advantest Corp.	2,300	$32
Aeon Co., Ltd.	12,100	156
Aisin Seiki Co., Ltd.	4,000	146
Ajinomoto Co., Inc.	16,000	235
Asahi Glass Co., Ltd.	17,000	118
Asahi Group Holdings Ltd.	5,400	129
Asahi Kasei Corp.	28,000	188
Astellas Pharma, Inc.	5,500	296
Bank of Yokohama Ltd. (The)	22,000	127
Bridgestone Corp.	9,500	318
Canon, Inc.	15,000	550
Central Japan Railway Co.	2,400	253
Chiba Bank Ltd. (The)	14,000	101
Chubu Electric Power Co., Inc.	8,300	101
Chugai Pharmaceutical Co., Ltd.	4,900	109
Chugoku Electric Power Co., Inc. (The)	3,700	48
Dai Nippon Printing Co., Ltd.	11,000	105
Dai-ichi Life Insurance Co., Ltd. (The)	14	19
Daiichi Sankyo Co., Ltd.	9,800	188
Daikin Industries Ltd.	4,000	157
Daito Trust Construction Co., Ltd.	1,500	128
Daiwa House Industry Co., Ltd.	12,000	234
Daiwa Securities Group, Inc.	31,000	218
Denso Corp.	8,800	372
Dentsu, Inc.	3,200	95
East Japan Railway Co.	5,200	427
Eisai Co., Ltd.	4,100	183
Electric Power Development Co., Ltd.	2,700	69
FANUC Corp.	2,600	397
Fast Retailing Co., Ltd.	700	223
FUJIFILM Holdings Corp.	8,200	162
Fujitsu Ltd.	28,000	116
Hankyu Hanshin Holdings, Inc.	34,000	205
Hitachi Ltd.	68,000	394
Hokkaido Electric Power Co., Inc. (e)	4,200	43
Hokuriku Electric Power Co.	3,900	48
Honda Motor Co., Ltd.	1,600	61
Honda Motor Co., Ltd. ADR	19,795	757
Hoya Corp.	6,000	113
Ibiden Co., Ltd.	2,000	31
Inpex Corp.	15	80
Isetan Mitsukoshi Holdings Ltd.	5,400	78
Isuzu Motors Ltd.	2,000	12
ITOCHU Corp.	22,400	273
Japan Real Estate Investment Corp. REIT	8	111
Japan Steel Works Ltd. (The)	5,000	26
Japan Tobacco, Inc.	16,600	530
JFE Holdings, Inc.	6,600	127
JGC Corp.	3,000	77
JSR Corp.	3,000	61
JX Holdings, Inc.	4,100	23
Kansai Electric Power Co., Inc. (The) (e)	7,000	66
	Shares	Value (000)
Kao Corp.	8,500	$274
Kawasaki Heavy Industries Ltd.	38,000	119
KDDI Corp.	10,800	450
Keikyu Corp.	10,000	104
Keio Corp.	10,000	86
Keyence Corp.	700	214
Kintetsu Corp.	42,000	195
Kirin Holdings Co., Ltd.	14,000	225
Kobe Steel Ltd. (e)	70,000	82
Komatsu Ltd.	14,100	334
Konica Minolta Holdings, Inc.	5,000	36
Kubota Corp.	19,000	274
Kuraray Co., Ltd.	5,000	70
Kyocera Corp.	2,300	210
Kyushu Electric Power Co., Inc. (e)	3,900	40
LIXIL Group Corp.	5,600	111
Makita Corp.	1,600	71
Marubeni Corp.	31,000	236
Mazda Motor Corp. (e)	24,000	70
Mitsubishi Chemical Holdings Corp.	22,500	107
Mitsubishi Corp.	18,500	346
Mitsubishi Electric Corp.	28,000	226
Mitsubishi Estate Co., Ltd.	17,000	479
Mitsubishi Heavy Industries Ltd.	54,000	311
Mitsubishi Motors Corp. (e)	93,000	97
Mitsui & Co., Ltd.	27,800	389
Mitsui Fudosan Co., Ltd.	13,000	369
Mitsui OSK Lines Ltd. (e)	18,000	59
Mizuho Financial Group, Inc.	208,700	446
MS&AD Insurance Group Holdings	5,800	128
Murata Manufacturing Co., Ltd.	3,200	241
NGK Insulators Ltd.	5,000	53
Nidec Corp.	1,600	96
Nikon Corp.	5,100	119
Nintendo Co., Ltd.	1,400	151
Nippon Building Fund, Inc. REIT	9	126
Nippon Electric Glass Co., Ltd.	6,000	30
Nippon Express Co., Ltd.	22,000	105
Nippon Steel Sumitomo Metal Corp.	116,000	293
Nippon Telegraph & Telephone Corp.	8,100	353
Nippon Yusen KK	34,000	87
Nissan Motor Co., Ltd.	34,500	332
Nitto Denko Corp.	2,500	150
NKSJ Holdings, Inc.	600	13
Nomura Holdings, Inc.	52,100	321
NSK Ltd.	10,000	76
NTT Data Corp.	30	99
NTT DoCoMo, Inc.	212	314
Odakyu Electric Railway Co., Ltd.	18,000	224
OJI Paper Co., Ltd.	13,000	49
Olympus Corp. (e)	3,500	83
Omron Corp.	2,800	70
Ono Pharmaceutical Co., Ltd.	1,500	93

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
Oriental Land Co., Ltd.	100	$16
ORIX Corp.	15,100	192
Osaka Gas Co., Ltd.	42,000	183
Otsuka Holdings Co., Ltd.	600	21
Panasonic Corp. (e)	26,900	201
Rakuten, Inc.	14,400	147
Resona Holdings, Inc.	10,500	55
Ricoh Co., Ltd.	11,000	119
Rohm Co., Ltd.	1,200	41
Secom Co., Ltd.	3,100	160
Sekisui House Ltd.	12,000	163
Seven & I Holdings Co., Ltd.	12,100	400
Sharp Corp. (e)	15,000	43
Shikoku Electric Power Co., Inc. (e)	5,500	78
Shin-Etsu Chemical Co., Ltd.	4,800	317
Shionogi & Co., Ltd.	6,400	129
Shiseido Co., Ltd.	6,500	91
Shizuoka Bank Ltd. (The)	14,000	157
SMC Corp.	900	174
Softbank Corp.	10,600	486
Sony Corp.	1,300	22
Sony Corp. ADR	13,035	227
Sumitomo Chemical Co., Ltd.	22,000	69
Sumitomo Corp.	16,900	212
Sumitomo Electric Industries Ltd.	24,000	293
Sumitomo Metal Mining Co., Ltd.	9,000	127
Sumitomo Mitsui Financial Group, Inc.	18,800	767
Sumitomo Mitsui Trust Holdings, Inc.	43,000	203
Sumitomo Realty & Development Co., Ltd.	8,000	310
Suzuki Motor Corp.	6,000	134
T&D Holdings, Inc.	8,400	100
Takeda Pharmaceutical Co., Ltd.	10,600	579
TDK Corp.	1,400	49
Terumo Corp.	3,300	141
Tobu Railway Co., Ltd.	33,000	189
Tohoku Electric Power Co., Inc. (e)	6,600	52
Tokio Marine Holdings, Inc.	7,000	201
Tokyo Electric Power Co., Inc. (e)	13,700	34
Tokyo Electron Ltd.	2,200	93
Tokyo Gas Co., Ltd.	38,000	205
Tokyu Corp.	18,000	133
Toppan Printing Co., Ltd.	11,000	79
Toray Industries, Inc.	28,000	189
Toshiba Corp.	61,000	308
Toyota Industries Corp.	3,600	132
Toyota Motor Corp.	39,300	2,014
Trend Micro, Inc.	1,800	50
Unicharm Corp.	2,600	148
West Japan Railway Co.	3,300	158
Yahoo! Japan Corp.	276	127
Yamada Denki Co., Ltd.	1,370	63
Yamato Holdings Co., Ltd.	9,500	172
		29,505
	Shares	Value (000)
Kazakhstan (0.0%)
Kazakhmys PLC	2,888	$17
Netherlands (1.0%)
Aegon N.V.	96,193	578
Akzo Nobel N.V.	4,136	263
ArcelorMittal	12,177	157
ASML Holding N.V.	2,380	160
DE Master Blenders 1753 N.V. (e)	2,404	37
Fugro N.V. CVA	657	36
Heineken N.V.	3,516	265
ING Groep N.V. CVA (e)	121,203	860
Koninklijke Ahold N.V.	11,520	177
Koninklijke DSM N.V.	3,186	186
Koninklijke KPN N.V.	162,315	546
Koninklijke Philips Electronics N.V.	11,422	338
Koninklijke Vopak N.V.	1,006	61
PostNL N.V. (e)	4,654	9
Randstad Holding N.V.	1,207	49
TNT Express N.V.	4,151	31
Unilever N.V. CVA	14,384	589
		4,342
Norway (0.3%)
Aker Solutions ASA	1,833	34
DnB ASA	11,838	174
Kvaerner ASA	1,677	3
Norsk Hydro ASA	13,781	60
Orkla ASA	10,248	82
Renewable Energy Corp., ASA (e)	6,482	1
Seadrill Ltd.	328	12
Statoil ASA	13,168	318
Subsea 7 SA	3,127	73
Telenor ASA	16,272	356
Veripos, Inc. (e)	286	1
Yara International ASA	2,039	92
		1,206
Poland (0.0%)
Jeronimo Martins SGPS SA	3,072	60
Portugal (0.1%)
EDP - Energias de Portugal SA	190,051	585
Galp Energia SGPS SA	2,866	45
Portugal Telecom SGPS SA (Registered)	11,841	59
		689
South Africa (0.1%)
SABMiller PLC	10,797	568
Spain (1.7%)
Abertis Infraestructuras SA	12,358	208
Acciona SA	2,594	141
ACS Actividades de Construccion y Servicios SA	3,511	82
Amadeus IT Holding SA, Class A	5,400	146
Banco Bilbao Vizcaya Argentaria SA	132,359	1,148
Banco de Sabadell SA (e)	46,877	86
Banco Popular Espanol SA (e)	36,597	27
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (cont'd)
Banco Santander SA	241,421	$1,622
Bankia SA (e)	200,000	42
CaixaBank	26,517	90
Distribuidora Internacional de Alimentacion SA	18,498	128
Enagas SA	4,460	104
Ferrovial SA	6,878	109
Gas Natural SDG SA	5,948	105
Grifols SA (e)	2,531	94
Grifols SA, Class B (e)	126	4
Iberdrola SA	103,127	480
Inditex SA	5,526	732
International Consolidated Airlines Group SA (e)	39,336	151
Red Electrica Corp., SA	3,217	162
Repsol SA	44,336	901
Telefonica SA (e)	71,322	959
		7,521
Sweden (0.9%)
Assa Abloy AB, Class B	3,279	134
Atlas Copco AB, Class A	9,926	282
Atlas Copco AB, Class B	7,174	181
Electrolux AB, Class B	2,950	75
Hennes & Mauritz AB, Class B	10,362	371
Husqvarna AB, Class B	5,449	32
Investor AB, Class B	11,790	341
Millicom International Cellular SA SDR	1,326	106
Modern Times Group AB, Class B	443	18
Nordea Bank AB	26,050	295
Sandvik AB	15,296	235
Scania AB, Class B	5,178	108
Skandinaviska Enskilda Banken AB	14,182	143
Skanska AB, Class B	3,281	59
SKF AB, Class B	6,298	154
Svenska Cellulosa AB, Class B	8,585	221
Svenska Handelsbanken AB, Class A	5,479	234
Swedbank AB, Class A	4,898	111
Swedish Match AB	4,201	130
Telefonaktiebolaget LM Ericsson, Class B	25,830	322
TeliaSonera AB	31,426	224
Volvo AB, Class B	8,272	120
		3,896
Switzerland (2.4%)
ABB Ltd. (Registered) (e)	37,474	845
Actelion Ltd. (Registered) (e)	1,056	57
Adecco SA (Registered) (e)	1,374	75
Cie Financiere Richemont SA	5,331	418
Credit Suisse Group AG (Registered) (e)	15,943	418
Geberit AG (Registered) (e)	894	220
Givaudan SA (Registered) (e)	99	122
Holcim Ltd. (Registered) (e)	327	26
Julius Baer Group Ltd. (e)	2,309	90
Kuehne & Nagel International AG (Registered)	732	80
	Shares	Value (000)
Lonza Group AG (Registered) (e)	523	$34
Nestle SA (Registered)	38,089	2,755
Novartis AG (Registered)	23,572	1,675
Roche Holding AG (Genusschein)	6,415	1,493
SGS SA (Registered)	60	147
Sonova Holding AG (Registered) (e)	957	115
Swatch Group AG (The)	353	205
Swiss Re AG	1,336	109
Swisscom AG (Registered)	745	345
Syngenta AG (Registered)	914	381
Transocean Ltd. (e)	3,245	168
UBS AG (Registered) (e)	30,443	467
Zurich Insurance Group AG (e)	2,528	704
		10,949
United Kingdom (5.4%)
3i Group PLC	17,668	85
Admiral Group PLC	3,778	76
Aggreko PLC	2,555	69
AMEC PLC	3,969	64
Anglo American PLC	12,293	316
ARM Holdings PLC	14,750	206
Associated British Foods PLC	1,859	54
AstraZeneca PLC	16,441	824
Aviva PLC	32,168	145
Babcock International Group PLC	4,000	66
BAE Systems PLC	51,079	306
Barclays PLC	132,391	586
BG Group PLC	32,584	559
BHP Billiton PLC	20,867	607
BP PLC	189,666	1,325
British American Tobacco PLC	19,566	1,048
British Land Co., PLC REIT	12,968	107
British Sky Broadcasting Group PLC	8,242	111
BT Group PLC	102,679	434
Burberry Group PLC	4,196	85
Cairn Energy PLC (e)	6,451	27
Capita PLC	6,586	90
Centrica PLC	52,229	292
Compass Group PLC	21,054	269
Diageo PLC	24,702	779
Experian PLC	11,285	195
G4S PLC	14,808	66
GlaxoSmithKline PLC	58,621	1,370
HSBC Holdings PLC	161,033	1,719
Imperial Tobacco Group PLC	10,308	360
Inmarsat PLC	4,106	44
Intertek Group PLC	1,847	95
Investec PLC	9,538	66
ITV PLC	32,244	63
Johnson Matthey PLC	2,335	82
Land Securities Group PLC REIT	12,437	157
Legal & General Group PLC	64,615	169

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Lloyds Banking Group PLC (e)	379,266	$281
Lonmin PLC (e)	1,989	9
Man Group PLC	15,236	21
Marks & Spencer Group PLC	10,082	60
National Grid PLC	35,017	407
Next PLC	1,962	130
Old Mutual PLC	76,950	237
Pearson PLC	12,902	232
Petrofac Ltd.	3,181	69
Prudential PLC	31,720	513
Randgold Resources Ltd.	924	80
Reckitt Benckiser Group PLC	6,915	496
Reed Elsevier PLC	3,587	43
Rio Tinto PLC	13,589	637
Rolls-Royce Holdings PLC (e)	34,143	586
Royal Bank of Scotland Group PLC (e)	20,621	86
Royal Dutch Shell PLC, Class A	35,881	1,161
Royal Dutch Shell PLC, Class B	27,048	898
RSA Insurance Group PLC	79,789	141
Serco Group PLC	5,878	56
Shire PLC	5,464	166
Smith & Nephew PLC	10,250	118
Smiths Group PLC	6,229	119
SSE PLC	17,723	400
Standard Chartered PLC	21,901	567
Standard Life PLC	18,540	103
Tesco PLC	78,475	455
TUI Travel PLC	15,728	78
Tullow Oil PLC	8,851	165
Unilever PLC	13,299	563
Vedanta Resources PLC	1,623	25
Vodafone Group PLC	605,559	1,717
WM Morrison Supermarkets PLC	20,218	85
Wolseley PLC	3,334	166
WPP PLC	28,743	458
Xstrata PLC	21,410	347
		24,591
United States (21.3%)
3M Co.	1,891	201
Abbott Laboratories	6,112	216
AbbVie, Inc.	6,112	249
Abercrombie & Fitch Co., Class A	249	11
Accenture PLC, Class A	3,825	291
ACCO Brands Corp. (e)	104	1
Actavis, Inc. (e)	321	30
Adobe Systems, Inc. (e)	4,163	181
ADT Corp. (The)	504	25
Advance Auto Parts, Inc.	249	21
Advanced Micro Devices, Inc. (e)	3,280	8
AES Corp.	993	12
Aetna, Inc.	2,192	112
Aflac, Inc.	301	16
	Shares	Value (000)
Agilent Technologies, Inc.	2,079	$87
Air Products & Chemicals, Inc.	377	33
Airgas, Inc.	294	29
Akamai Technologies, Inc. (e)	1,412	50
Alaska Air Group, Inc. (e)	16,300	1,043
Alcoa, Inc.	4,080	35
Alexion Pharmaceuticals, Inc. (e)	1,301	120
Allegheny Technologies, Inc.	535	17
Allergan, Inc.	1,859	208
Allstate Corp. (The)	543	27
Alpha Natural Resources, Inc. (e)	884	7
Altera Corp.	4,541	161
Altria Group, Inc.	9,846	339
Amazon.com, Inc. (e)	1,570	418
AMC Networks, Inc., Class A (e)	21	1
Ameren Corp.	2,492	87
American Electric Power Co., Inc.	4,394	214
American Express Co.	3,691	249
American Tower Corp. REIT	3,660	282
Ameriprise Financial, Inc.	2,479	183
AmerisourceBergen Corp.	3,571	184
AMETEK, Inc.	1,016	44
Amgen, Inc.	5,817	596
Amphenol Corp., Class A	206	15
Anadarko Petroleum Corp.	3,241	283
Analog Devices, Inc.	4,157	193
Annaly Capital Management, Inc. REIT	2,558	41
Aon PLC	200	12
Apache Corp.	2,774	214
Apollo Group, Inc., Class A (e)	636	11
Apple, Inc.	7,809	3,456
Applied Materials, Inc.	7,649	103
Arch Coal, Inc.	878	5
Archer-Daniels-Midland Co.	3,443	116
AT&T, Inc.	30,651	1,125
Automatic Data Processing, Inc.	1,770	115
AutoZone, Inc. (e)	257	102
Avago Technologies Ltd.	1,365	49
AvalonBay Communities, Inc. REIT	1,367	173
Avery Dennison Corp.	1,348	58
Avon Products, Inc.	4,575	95
Baker Hughes, Inc.	3,795	176
Ball Corp.	799	38
Bank of America Corp.	90,210	1,099
Bank of New York Mellon Corp. (The)	10,984	307
Baxter International, Inc.	4,320	314
BB&T Corp.	6,360	200
Becton Dickinson and Co.	1,922	184
Bed Bath & Beyond, Inc. (e)	1,480	95
Berkshire Hathaway, Inc., Class B (e)	654	68
Best Buy Co., Inc.	1,446	32
Biogen Idec, Inc. (e)	1,524	294
BlackRock, Inc.	1,087	279

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
BMC Software, Inc. (e)	1,248	$58
Boeing Co. (The)	3,419	294
Boston Properties, Inc. REIT	1,416	143
Boston Scientific Corp. (e)	11,597	91
Bristol-Myers Squibb Co.	8,639	356
Broadcom Corp., Class A	5,652	196
Brown-Forman Corp., Class B	31	2
Bunge Ltd.	546	40
C.H. Robinson Worldwide, Inc.	1,227	73
CA, Inc.	2,075	52
Cablevision Systems Corp.	2,912	44
Cameron International Corp. (e)	1,823	119
Campbell Soup Co.	222	10
Capital One Financial Corp.	3,677	202
Cardinal Health, Inc.	3,321	138
CarMax, Inc. (e)	977	41
Carnival Corp.	2,109	72
Catamaran Corp. (e)	200	11
Caterpillar, Inc.	4,687	408
CBRE Group, Inc., Class A (e)	5,889	149
CBS Corp., Class B	6,101	285
Celanese Corp. Series A	320	14
Celgene Corp. (e)	2,811	326
CenterPoint Energy, Inc.	4,776	114
CenturyLink, Inc.	3,810	134
Cerner Corp. (e)	1,106	105
CF Industries Holdings, Inc.	456	87
Charles Schwab Corp. (The)	6,733	119
Chesapeake Energy Corp.	4,434	90
Chevron Corp.	9,865	1,172
Chipotle Mexican Grill, Inc. (e)	223	73
Chubb Corp. (The)	284	25
Cigna Corp.	2,166	135
Cintas Corp.	1,394	62
Cisco Systems, Inc.	43,942	919
CIT Group, Inc. (e)	1,755	76
Citigroup, Inc. (See Note G)	15,452	684
Citrix Systems, Inc. (e)	1,779	128
Cliffs Natural Resources, Inc.	877	17
Clorox Co. (The)	1,259	111
CME Group, Inc.	211	13
Coach, Inc.	1,453	73
Coca-Cola Co. (The)	29,791	1,205
Coca-Cola Enterprises, Inc.	1,705	63
Cognizant Technology Solutions Corp., Class A (e)	2,809	215
Colgate-Palmolive Co.	4,397	519
Comcast Corp., Class A	12,874	541
Comcast Corp. Special Class A	3,575	142
Comerica, Inc.	222	8
ConAgra Foods, Inc.	3,063	110
Concho Resources, Inc. (e)	580	56
ConocoPhillips	7,265	437
	Shares	Value (000)
CONSOL Energy, Inc.	1,769	$60
Consolidated Edison, Inc.	2,186	133
Constellation Brands, Inc., Class A (e)	333	16
Corning, Inc.	4,684	62
Costco Wholesale Corp.	5,751	610
Coventry Health Care, Inc.	1,169	55
Covidien PLC	1,798	122
CR Bard, Inc.	451	45
Crimson Wine Group Ltd. (e)	179	2
Crown Castle International Corp. (e)	2,796	195
Crown Holdings, Inc. (e)	600	25
CSX Corp.	6,408	158
Cummins, Inc.	1,821	211
CVS Caremark Corp.	1,481	81
Danaher Corp.	3,589	223
Darden Restaurants, Inc.	624	32
DaVita, Inc. (e)	546	65
Deere & Co.	2,818	242
Dell, Inc.	8,954	128
Delta Air Lines, Inc. (e)	201,200	3,322
Denbury Resources, Inc. (e)	934	17
Devon Energy Corp.	2,222	125
DeVry, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	3
DIRECTV, Class A (e)	7,692	435
Discover Financial Services	3,369	151
Discovery Communications, Inc., Class A (e)	1,542	121
Discovery Communications, Inc., Class C (e)	1,303	91
Dollar General Corp. (e)	186	9
Dollar Tree, Inc. (e)	580	28
Dominion Resources, Inc.	5,623	327
Dover Corp.	226	16
Dow Chemical Co. (The)	1,980	63
Dr. Pepper Snapple Group, Inc.	1,011	47
DTE Energy Co.	1,490	102
Duke Energy Corp.	4,662	338
Dun & Bradstreet Corp. (The)	626	52
Eastman Chemical Co.	382	27
Eaton Corp., PLC	2,148	132
eBay, Inc. (e)	7,867	427
Ecolab, Inc.	1,468	118
Edison International	3,827	193
Edwards Lifesciences Corp. (e)	521	43
EI du Pont de Nemours & Co.	1,372	67
Eli Lilly & Co.	4,733	269
EMC Corp. (e)	16,997	406
Emerson Electric Co.	4,865	272
Engility Holdings, Inc. (e)	18	—	@
Entergy Corp.	1,290	82
EOG Resources, Inc.	2,076	266
EQT Corp.	959	65
Equifax, Inc.	1,461	84
Equity Residential REIT	2,833	156

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Estee Lauder Cos., Inc. (The), Class A	2,959	$189
Exelis, Inc.	227	2
Exelon Corp.	7,330	253
Expedia, Inc.	332	20
Expeditors International of Washington, Inc.	656	23
Express Scripts Holding Co. (e)	6,426	370
Exxon Mobil Corp.	24,086	2,170
Family Dollar Stores, Inc.	397	23
Fastenal Co.	1,771	91
FedEx Corp.	1,614	158
Fidelity National Information Services, Inc.	111	4
Fifth Third Bancorp	8,771	143
First Solar, Inc. (e)	295	8
FirstEnergy Corp.	3,456	146
Fiserv, Inc. (e)	668	59
Flowserve Corp.	300	50
Fluor Corp.	626	42
FMC Corp.	982	56
FMC Technologies, Inc. (e)	2,471	134
Ford Motor Co.	9,829	129
Franklin Resources, Inc.	1,136	171
Freeport-McMoRan Copper & Gold, Inc.	2,660	88
Frontier Communications Corp.	9,447	38
GameStop Corp., Class A	536	15
Gannett Co., Inc.	233	5
Gap, Inc. (The)	1,496	53
General Dynamics Corp.	1,241	87
General Electric Co.	21,578	499
General Growth Properties, Inc. REIT	1,346	27
General Mills, Inc.	4,874	240
Genuine Parts Co.	111	9
Gilead Sciences, Inc. (e)	9,180	449
Goldman Sachs Group, Inc. (The)	4,552	670
Google, Inc., Class A (e)	1,783	1,416
H&R Block, Inc.	3,437	101
H.J. Heinz Co.	2,488	180
Halliburton Co.	6,838	276
Harman International Industries, Inc.	43	2
Hartford Financial Services Group, Inc.	328	8
Hasbro, Inc.	176	8
HCP, Inc. REIT	1,686	84
Health Care, Inc. REIT	617	42
Helmerich & Payne, Inc.	980	59
Henry Schein, Inc. (e)	580	54
Hershey Co. (The)	448	39
Hess Corp.	1,439	103
Hewlett-Packard Co.	11,306	270
Hillshire Brands Co.	504	18
Hologic, Inc. (e)	1,596	36
Home Depot, Inc.	1,231	86
Honeywell International, Inc.	4,930	371
Hospira, Inc. (e)	1,494	49
	Shares	Value (000)
Host Hotels & Resorts, Inc. REIT	8,371	$146
Hudson City Bancorp, Inc.	222	2
Humana, Inc.	604	42
Huntington Bancshares, Inc.	900	7
Huntington Ingalls Industries, Inc.	59	3
IHS, Inc., Class A (e)	572	60
Illinois Tool Works, Inc.	2,474	151
Illumina, Inc. (e)	542	29
Ingersoll-Rand PLC	1,127	62
Intel Corp.	18,976	415
International Business Machines Corp.	7,671	1,636
International Flavors & Fragrances, Inc.	253	19
International Game Technology	2,503	41
International Paper Co.	830	39
Interpublic Group of Cos., Inc. (The)	4,901	64
Intuit, Inc.	3,122	205
Intuitive Surgical, Inc. (e)	435	214
Invesco Ltd.	3,681	107
Iron Mountain, Inc.	2,491	90
ITT Corp.	219	6
Jabil Circuit, Inc.	222	4
Jacobs Engineering Group, Inc. (e)	1,051	59
Janus Capital Group, Inc.	111	1
JB Hunt Transport Services, Inc.	228	17
JC Penney Co., Inc.	222	3
JetBlue Airways Corp. (e)	67,100	463
JM Smucker Co. (The)	679	67
Johnson & Johnson	14,648	1,194
Johnson Controls, Inc.	2,048	72
Joy Global, Inc.	341	20
JPMorgan Chase & Co.	39,677	1,883
Juniper Networks, Inc. (e)	5,631	104
KBR, Inc.	1,202	39
Kellogg Co.	1,940	125
KeyCorp	11,015	110
Kimberly-Clark Corp.	3,647	357
Kimco Realty Corp. REIT	2,119	47
KLA-Tencor Corp.	889	47
Kohl's Corp.	1,749	81
Kraft Foods Group, Inc.	2,845	147
Kroger Co. (The)	6,575	218
L Brands, Inc.	2,031	90
L-3 Communications Holdings, Inc.	111	9
Laboratory Corp. of America Holdings (e)	549	50
Lam Research Corp. (e)	642	27
Las Vegas Sands Corp.	1,935	109
Legg Mason, Inc.	1,764	57
Leucadia National Corp.	2,112	58
Lexmark International, Inc., Class A	111	3
Li & Fung Ltd. (d)	40,000	55
Liberty Global, Inc. Series A (e)	1,335	98
Liberty Global, Inc. Series C (e)	1,307	90
Liberty Property Trust REIT	529	21

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Life Technologies Corp. (e)	1,133	$73
Linear Technology Corp.	1,699	65
Lockheed Martin Corp.	983	95
Loews Corp.	586	26
Lorillard, Inc.	2,621	106
Lowe's Cos., Inc.	6,373	242
LSI Corp. (e)	4,991	34
LyondellBasell Industries N.V., Class A	954	60
M&T Bank Corp.	1,132	117
Macerich Co. (The) REIT	387	25
Macy's, Inc.	173	7
Manpower, Inc.	1,329	75
Marathon Oil Corp.	3,805	128
Marathon Petroleum Corp.	1,903	170
Marriott International, Inc., Class A	1,725	73
Marriott Vacations Worldwide Corp. (e)	194	8
Marsh & McLennan Cos., Inc.	586	22
Marvell Technology Group Ltd.	2,949	31
Mastercard, Inc., Class A	909	492
Mattel, Inc.	1,365	60
Maxim Integrated Products, Inc.	1,370	45
McDonald's Corp.	5,382	537
McGraw-Hill Cos., Inc. (The)	3,315	173
McKesson Corp.	1,841	199
Mead Johnson Nutrition Co.	1,533	119
MeadWestvaco Corp.	232	8
Medtronic, Inc.	7,636	359
Merck & Co., Inc.	15,139	670
MetLife, Inc.	870	33
MetroPCS Communications, Inc. (e)	233	3
MGM Resorts International (e)	2,434	32
Microchip Technology, Inc.	1,003	37
Micron Technology, Inc. (e)	5,596	56
Microsoft Corp.	39,320	1,125
Molex, Inc.	71	2
Molson Coors Brewing Co., Class B	1,387	68
Mondelez International, Inc., Class A	8,338	255
Monsanto Co.	2,786	294
Moody's Corp.	1,155	62
Mosaic Co. (The)	1,508	90
Motorola Solutions, Inc.	1,399	90
Murphy Oil Corp.	914	58
Mylan, Inc. (e)	1,701	49
NASDAQ OMX Group, Inc. (The)	2,792	90
National Oilwell Varco, Inc.	4,189	296
NetApp, Inc. (e)	3,516	120
NetFlix, Inc. (e)	325	62
New York Community Bancorp, Inc.	4,471	64
Newfield Exploration Co. (e)	936	21
Newmont Mining Corp.	2,681	112
News Corp., Class A	15,265	466
News Corp., Class B	3,302	102
NextEra Energy, Inc.	3,087	240
	Shares	Value (000)
NII Holdings, Inc. (e)	1,586	$7
NIKE, Inc., Class B	3,126	184
NiSource, Inc.	64	2
Noble Corp.	1,071	41
Noble Energy, Inc.	1,450	168
Nordstrom, Inc.	510	28
Norfolk Southern Corp.	3,830	295
Northern Trust Corp.	33	2
Northrop Grumman Corp.	939	66
Nucor Corp.	966	45
NVIDIA Corp.	3,556	46
NYSE Euronext	3,577	138
O'Reilly Automotive, Inc. (e)	1,133	116
Occidental Petroleum Corp.	7,317	573
Omnicom Group, Inc.	1,861	110
ONEOK, Inc.	2,770	132
Oracle Corp.	24,411	789
Owens-Illinois, Inc. (e)	262	7
PACCAR, Inc.	2,626	133
Pall Corp.	535	37
Patterson Cos., Inc.	176	7
Paychex, Inc.	1,853	65
Peabody Energy Corp.	2,823	60
Pentair Ltd.	189	10
People's United Financial, Inc.	567	8
Pepco Holdings, Inc.	94	2
PepsiCo, Inc.	7,337	580
Perrigo Co.	321	38
PetSmart, Inc.	286	18
Pfizer, Inc.	40,350	1,164
PG&E Corp.	3,437	153
Philip Morris International, Inc.	8,370	776
Phillips 66	3,793	265
Pioneer Natural Resources Co.	1,122	139
Pitney Bowes, Inc.	2,581	38
Plum Creek Timber Co., Inc. REIT	958	50
PNC Financial Services Group, Inc.	4,269	284
PPG Industries, Inc.	422	57
PPL Corp.	4,362	137
Praxair, Inc.	1,529	171
Precision Castparts Corp.	1,093	207
Priceline.com, Inc. (e)	258	177
Procter & Gamble Co. (The)	20,928	1,613
Progressive Corp. (The)	359	9
ProLogis, Inc. REIT	4,209	168
Prudential Financial, Inc.	200	12
Public Service Enterprise Group, Inc.	4,394	151
Public Storage REIT	2,766	421
QEP Resources, Inc.	1,163	37
Qualcomm, Inc.	12,926	865
Quest Diagnostics, Inc.	1,070	60
Ralph Lauren Corp.	47	8
Range Resources Corp.	1,297	105
Rayonier, Inc. REIT	525	31

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Raytheon Co.	1,074	$63
Regency Centers Corp. REIT	251	13
Regions Financial Corp.	14,879	122
Republic Services, Inc.	3,058	101
Reynolds American, Inc.	2,716	121
Robert Half International, Inc.	1,760	66
Rockwell Automation, Inc.	1,462	126
Rockwell Collins, Inc.	932	59
Roper Industries, Inc.	256	33
Ross Stores, Inc.	1,450	88
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	1,378	46
RR Donnelley & Sons Co.	2,904	35
Safeway, Inc.	424	11
Salesforce.com, Inc. (e)	1,099	197
SanDisk Corp. (e)	2,918	160
Schlumberger Ltd.	10,925	818
Scripps Networks Interactive, Inc., Class A	681	44
Sealed Air Corp.	287	7
Sempra Energy	2,203	176
Sherwin-Williams Co. (The)	61	10
Sigma-Aldrich Corp.	366	28
Simon Property Group, Inc. REIT	4,828	766
SLM Corp.	5,230	107
Southern Co. (The)	6,730	316
Southwest Airlines Co.	176,478	2,379
Southwestern Energy Co. (e)	3,562	133
Spectra Energy Corp.	4,622	142
Sprint Nextel Corp. (e)	23,134	144
St. Jude Medical, Inc.	3,226	130
Stanley Black & Decker, Inc.	258	21
Staples, Inc.	5,638	76
Starbucks Corp.	4,852	276
Starwood Hotels & Resorts Worldwide, Inc.	684	44
State Street Corp.	2,968	175
Stericycle, Inc. (e)	617	65
Stryker Corp.	2,647	173
SunTrust Banks, Inc.	5,017	145
Symantec Corp. (e)	6,562	162
Sysco Corp.	7,132	251
T. Rowe Price Group, Inc.	3,131	234
Target Corp.	2,488	170
TE Connectivity Ltd.	2,700	113
Tenaris SA	4,172	85
Tenet Healthcare Corp. (e)	131	6
Texas Instruments, Inc.	11,605	412
Textron, Inc.	1,822	54
Thermo Fisher Scientific, Inc.	2,704	207
Tiffany & Co.	361	25
Time Warner Cable, Inc.	3,249	312
Time Warner, Inc.	6,409	369
TJX Cos., Inc.	4,340	203
Travelers Cos., Inc. (The)	528	44
	Shares	Value (000)
TripAdvisor, Inc. (e)	332	$17
TRW Automotive Holdings Corp. (e)	1,444	79
Tyco International Ltd.	1,209	39
Tyson Foods, Inc., Class A	2,458	61
Ultra Petroleum Corp. (e)	1,310	26
Union Pacific Corp.	2,185	311
United Continental Holdings, Inc. (e)	79,800	2,554
United Parcel Service, Inc., Class B	3,620	311
United States Steel Corp.	541	11
United Technologies Corp.	2,673	250
UnitedHealth Group, Inc.	4,912	281
Urban Outfitters, Inc. (e)	186	7
US Airways Group, Inc. (e)	38,600	655
US Bancorp	14,773	501
Valero Energy Corp.	3,771	172
Varian Medical Systems, Inc. (e)	927	67
Ventas, Inc. REIT	547	40
Verisk Analytics, Inc., Class A (e)	1,688	104
Verizon Communications, Inc.	14,424	709
Vertex Pharmaceuticals, Inc. (e)	542	30
VF Corp.	578	97
Viacom, Inc., Class B	3,763	232
Virgin Media, Inc.	2,737	134
Visa, Inc., Class A	3,232	549
Vornado Realty Trust REIT	509	43
Wal-Mart Stores, Inc.	21,261	1,591
Walgreen Co.	10,358	494
Walt Disney Co. (The)	10,374	589
Waste Management, Inc.	3,829	150
Waters Corp. (e)	321	30
Weatherford International Ltd. (e)	4,676	57
WellPoint, Inc.	1,787	118
Wells Fargo & Co.	40,927	1,514
Western Union Co. (The)	5,969	90
Weyerhaeuser Co. REIT	2,079	65
Whole Foods Market, Inc.	2,173	188
Williams Cos., Inc. (The)	7,931	297
Wisconsin Energy Corp.	3,070	132
WPX Energy, Inc. (e)	3,605	58
WW Grainger, Inc.	588	132
Wyndham Worldwide Corp.	308	20
Wynn Resorts Ltd.	640	80
Xcel Energy, Inc.	4,316	128
Xerox Corp.	5,656	49
Xilinx, Inc.	1,708	65
Xylem, Inc.	1,838	51
Yahoo!, Inc. (e)	6,399	151
Yum! Brands, Inc.	3,489	251
Zimmer Holdings, Inc.	1,837	138
Zions Bancorporation	222	6
		97,042
Total Common Stocks (Cost $232,360)		253,626

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Commodity Linked Security (3.2%)
United States (3.2%)
Deutsche Bank AG, S&P GSCI Gold Index — Total Return, Zero Coupon, 10/15/13 - 3/18/14 (b) (Cost $14,570)	15,516,000	$14,572
Convertible Preferred Stock (0.0%)
United States (0.0%)
Alternative Energy (0.0%)
Better Place, Inc. (e)(f)(g) (acquisition cost — $84; acquired 1/25/10) (Cost $84)	33,466	—
Investment Companies (1.0%)
United Kingdom (0.9%)
ETFS Short Copper (e)	134,000	4,035
United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	342
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note G)	4,418	116
		458
Total Investment Companies (Cost $4,433)		4,493
Short-Term Investments (3.3%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $13,429)	13,429,248	13,429
	Face Amount (000)
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills,
0.09%, 8/8/13 (h)(i)	$688	688
0.12%, 8/8/13 (h)(i)	220	220
0.13%, 8/8/13 (h)(i)	275	275
Total U.S. Treasury Securities (Cost $1,183)		1,183
Total Short-Term Investments (Cost $14,612)		14,612
Total Investments (99.9%) (Cost $431,747) (j)		454,477
Other Assets in Excess of Liabilities (0.1%)		528
Net Assets (100.0%)		$455,005

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.

(d)  Security trades on the Hong Kong exchange.

(e)  Non-income producing security.

(f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end March 28, 2013 amounts to $0 and represents 0.0% of net assets.

(g)  At March 28, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(h)  Rate shown is the yield to maturity at March 28, 2013.

(i)  All or a portion of this security has been physically segregated in connection with open swap agreements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

@  Value is less than $500.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

IO  Interest Only.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

PAC  Planned Amortization Class.

PPS  Price Protected Shares.

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	AUD	83	$86	4/2/13	USD	86	$86	$	(— @)
Goldman Sachs International	CAD	201	197	4/2/13	USD	196	196		(1)
Goldman Sachs International	CHF	58	61	4/2/13	USD	61	61		— @
Goldman Sachs International	EUR	3,174	4,068	4/2/13	USD	4,111	4,111		43
Goldman Sachs International	GBP	390	593	4/2/13	USD	589	589		(4)
Goldman Sachs International	JPY	95,952	1,020	4/2/13	USD	1,005	1,005		(15)
Goldman Sachs International	MXN	4,444	360	4/2/13	USD	358	358		(2)
Goldman Sachs International	NOK	569	97	4/2/13	USD	98	98		1
Goldman Sachs International	SEK	394	60	4/2/13	USD	61	61		1

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	SEK	604	$93	4/2/13	USD	93	$93	$— @
Goldman Sachs International	SGD	279	225	4/2/13	USD	225	225	— @
Goldman Sachs International	USD	271	271	4/2/13	DKK	1,577	271	— @
Goldman Sachs International	USD	357	357	4/2/13	MXN	4,404	357	(— @)
Goldman Sachs International	USD	2,448	2,448	4/2/13	PLN	7,973	2,448	(— @)
Goldman Sachs International	ZAR	1,713	187	4/2/13	USD	186	186	(1)
HSBC Bank PLC	AUD	2,817	2,933	4/2/13	USD	2,905	2,905	(28)
HSBC Bank PLC	PLN	9,209	2,828	4/2/13	USD	2,947	2,947	119
HSBC Bank PLC	USD	858	858	4/2/13	NOK	4,773	817	(41)
HSBC Bank PLC	USD	686	686	4/2/13	NZD	819	685	(1)
HSBC Bank PLC	USD	1,463	1,463	4/2/13	ZAR	13,457	1,463	— @
JPMorgan Chase Bank	EUR	2,413	3,092	4/2/13	USD	3,094	3,094	2
JPMorgan Chase Bank	USD	225	225	4/2/13	SGD	279	225	(— @)
JPMorgan Chase Bank	USD	351	351	4/2/13	THB	10,500	359	8
UBS AG	CAD	816	803	4/2/13	USD	805	805	2
UBS AG	CZK	357	18	4/2/13	USD	18	18	— @
UBS AG	DKK	1,552	267	4/2/13	USD	278	278	11
UBS AG	DKK	25	4	4/2/13	USD	4	4	— @
UBS AG	GBP	423	643	4/2/13	USD	655	655	12
UBS AG	GBP	645	980	4/2/13	USD	978	978	(2)
UBS AG	KRW	1,458,797	1,312	4/2/13	USD	1,309	1,309	(3)
UBS AG	KRW	1,458,797	1,311	4/2/13	USD	1,311	1,311	— @
UBS AG	MXN	5,256	426	4/2/13	USD	413	413	(13)
UBS AG	MYR	850	274	4/2/13	USD	274	274	(— @)
UBS AG	MYR	850	275	4/2/13	USD	274	274	(1)
UBS AG	NOK	4,204	720	4/2/13	USD	718	718	(2)
UBS AG	NZD	971	812	4/2/13	USD	821	821	9
UBS AG	THB	10,500	358	4/2/13	USD	358	358	(— @)
UBS AG	USD	673	673	4/2/13	AUD	660	687	14
UBS AG	USD	19	19	4/2/13	CZK	357	18	(1)
UBS AG	USD	5,253	5,253	4/2/13	EUR	3,929	5,037	(216)
UBS AG	USD	11,899	11,899	4/2/13	JPY	1,113,475	11,828	(71)
UBS AG	USD	1,345	1,345	4/2/13	KRW	1,458,797	1,311	(34)
UBS AG	USD	1,311	1,311	4/2/13	KRW	1,458,797	1,311	(— @)
UBS AG	USD	274	274	4/2/13	MYR	850	274	— @
UBS AG	USD	274	274	4/2/13	MYR	850	275	1
Wells Fargo Bank	CHF	214	226	4/2/13	USD	225	225	(1)
Wells Fargo Bank	JPY	1,261,057	13,396	4/2/13	USD	13,387	13,387	(9)
Wells Fargo Bank	SEK	2,421	371	4/2/13	USD	383	383	12
Wells Fargo Bank	USD	383	383	4/2/13	AUD	369	384	1
Wells Fargo Bank	USD	1,949	1,949	4/2/13	AUD	1,871	1,948	(1)
Wells Fargo Bank	USD	910	910	4/2/13	CAD	931	916	6
Wells Fargo Bank	USD	85	85	4/2/13	CAD	86	85	(— @)
Wells Fargo Bank	USD	295	295	4/2/13	CHF	272	287	(8)
Wells Fargo Bank	USD	2,146	2,146	4/2/13	EUR	1,657	2,124	(22)
Wells Fargo Bank	USD	2,202	2,202	4/2/13	GBP	1,459	2,216	14
Wells Fargo Bank	USD	2,546	2,546	4/2/13	JPY	243,534	2,587	41
Wells Fargo Bank	USD	426	426	4/2/13	MXN	5,296	429	3
Wells Fargo Bank	USD	125	125	4/2/13	NZD	152	127	2
Wells Fargo Bank	USD	385	385	4/2/13	PLN	1,236	379	(6)
Wells Fargo Bank	USD	531	531	4/2/13	SEK	3,419	525	(6)
Wells Fargo Bank	USD	311	311	4/2/13	ZAR	2,863	311	(— @)
Wells Fargo Bank	ZAR	14,607	1,588	4/2/13	USD	1,640	1,640	52
Bank of America NA	CAD	12,561	12,360	4/18/13	USD	12,240	12,240	(120)
Bank of America NA	EUR	18,270	23,422	4/18/13	USD	23,795	23,795	373
Bank of America NA	USD	3,506	3,506	4/18/13	EUR	2,696	3,457	(49)
Bank of New York Mellon	MXN	19,824	1,602	4/18/13	USD	1,587	1,587	(15)
Bank of New York Mellon	USD	1,664	1,664	4/18/13	AUD	1,617	1,682	18
Deutsche Bank AG London	AUD	36,485	37,944	4/18/13	USD	37,536	37,536	(408)
Deutsche Bank AG London	CAD	246	242	4/18/13	USD	240	240	(2)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG London	EUR	11,177	$14,328	4/18/13	USD	14,555	$14,555	$227
Deutsche Bank AG London	JPY	835,277	8,875	4/18/13	USD	8,704	8,704	(171)
Deutsche Bank AG London	USD	1,437	1,437	4/18/13	AUD	1,388	1,442	5
Deutsche Bank AG London	USD	713	713	4/18/13	AUD	685	712	(1)
Deutsche Bank AG London	USD	546	546	4/18/13	EUR	419	537	(9)
Deutsche Bank AG London	USD	1,418	1,418	4/18/13	GBP	953	1,448	30
Deutsche Bank AG London	USD	494	494	4/18/13	HKD	3,832	494	(— @)
Goldman Sachs International	CAD	1,475	1,451	4/18/13	USD	1,437	1,437	(14)
Goldman Sachs International	EUR	21,651	27,756	4/18/13	USD	28,198	28,198	442
Goldman Sachs International	EUR	7,973	10,221	4/18/13	USD	10,329	10,329	108
Goldman Sachs International	EUR	4,042	5,183	4/18/13	USD	5,238	5,238	55
Goldman Sachs International	EUR	4,038	5,176	4/18/13	USD	5,212	5,212	36
Goldman Sachs International	USD	5,031	5,031	4/18/13	EUR	3,917	5,022	(9)
Goldman Sachs International	USD	1,522	1,522	4/18/13	HKD	11,806	1,521	(1)
Goldman Sachs International	ZAR	2,816	306	4/18/13	USD	306	306	— @
JPMorgan Chase Bank	EUR	243	311	4/18/13	USD	316	316	5
JPMorgan Chase Bank	NOK	9,322	1,595	4/18/13	USD	1,629	1,629	34
JPMorgan Chase Bank	USD	1,821	1,821	4/18/13	SEK	11,599	1,780	(41)
JPMorgan Chase Bank	USD	203	203	4/18/13	SGD	254	204	1
Royal Bank of Scotland	USD	1,180	1,180	4/18/13	ILS	4,349	1,195	15
Royal Bank of Scotland	USD	663	663	4/18/13	THB	19,765	674	11
State Street Bank and Trust Co.	CLP	403,846	854	4/18/13	USD	851	851	(3)
State Street Bank and Trust Co.	DKK	660	113	4/18/13	USD	115	115	2
State Street Bank and Trust Co.	USD	444	444	4/18/13	CHF	421	443	(1)
State Street Bank and Trust Co.	USD	166	166	4/18/13	GBP	111	169	3
State Street Bank and Trust Co.	USD	535	535	4/18/13	RUB	16,548	531	(4)
State Street Bank and Trust Co.	USD	2,443	2,443	4/18/13	SEK	15,562	2,388	(55)
State Street Bank and Trust Co.	USD	1,185	1,185	4/18/13	TWD	35,142	1,175	(10)
UBS AG	KRW	402,262	362	4/18/13	USD	367	367	5
UBS AG	SEK	15,424	2,366	4/18/13	USD	2,421	2,421	55
UBS AG	USD	251	251	4/18/13	CHF	237	250	(1)
UBS AG	USD	8,786	8,786	4/18/13	EUR	6,746	8,648	(138)
UBS AG	USD	1,240	1,240	4/18/13	EUR	957	1,227	(13)
UBS AG	USD	656	656	4/18/13	INR	36,028	661	5
UBS AG	USD	4,924	4,924	4/18/13	JPY	472,571	5,020	96
UBS AG	USD	1,019	1,019	4/18/13	JPY	96,912	1,030	11
UBS AG	USD	2,274	2,274	4/18/13	SEK	14,692	2,254	(20)
UBS AG	USD	1,431	1,431	4/18/13	SGD	1,784	1,439	8
UBS AG	USD	629	629	4/18/13	TRY	1,140	628	(1)
Goldman Sachs International	MXN	4,404	356	5/2/13	USD	356	356	— @
Goldman Sachs International	PLN	7,973	2,442	5/2/13	USD	2,442	2,442	— @
Goldman Sachs International	USD	93	93	5/2/13	SEK	604	93	(— @)
Goldman Sachs International	USD	225	225	5/2/13	SGD	279	225	(— @)
HSBC Bank PLC	NZD	819	684	5/2/13	USD	685	685	1
HSBC Bank PLC	ZAR	13,457	1,458	5/2/13	USD	1,457	1,457	(1)
JPMorgan Chase Bank	USD	3,095	3,095	5/2/13	EUR	2,413	3,093	(2)
UBS AG	USD	18	18	5/2/13	CZK	357	18	(— @)
UBS AG	USD	4	4	5/2/13	DKK	25	4	(— @)
UBS AG	USD	978	978	5/2/13	GBP	645	980	2
UBS AG	USD	1,307	1,307	5/2/13	KRW	1,458,797	1,309	2
UBS AG	USD	717	717	5/2/13	NOK	4,204	719	2
UBS AG	USD	358	358	5/2/13	THB	10,500	358	— @
Wells Fargo Bank	AUD	1,871	1,943	5/2/13	USD	1,944	1,944	1
Wells Fargo Bank	CAD	86	85	5/2/13	USD	85	85	— @
Wells Fargo Bank	USD	225	225	5/2/13	CHF	214	226	1
Wells Fargo Bank	USD	13,390	13,390	5/2/13	JPY	1,261,057	13,399	9
UBS AG	USD	274	274	5/3/13	MYR	850	274	(— @)
JPMorgan Chase Bank	CNY	85,125	13,603	8/12/13	USD	13,205	13,205	(398)
JPMorgan Chase Bank	CNY	8,029	1,284	8/12/13	USD	1,246	1,246	(38)
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	USD	14,789	$14,789	8/12/13	CNY	93,155	$14,886	$97
Bank of America NA	RUB	298,314	9,328	9/19/13	USD	9,377	9,377	49
			$346,989				$347,038	$49

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
10 yr. Japan Government Bond (Japan)	2	$3,090	Jun-13	$15
Amsterdam Index (Netherlands)	3	267	Apr-13	(3)
ASX Spi 200 Index (Australia)	1	129	Jun-13	— @
Australian 3 yr. Bond (Australia)	24	2,723	Jun-13	11
CAC 40 Index (France)	7	335	Apr-13	— @
DAX Index (Germany)	9	2,250	Jun-13	(35)
Euro Stoxx 50 Index (Germany)	249	8,152	Jun-13	(229)
FTSE 100 Index (United Kingdom)	9	869	Jun-13	(9)
Hang Seng Index (Hong Kong)	2	288	Apr-13	(1)
NIKKEI 225 Index (United States)	89	5,869	Jun-13	301
OMX 30 (Sweden)	19	347	Apr-13	(— @)
S&P 500 E MINI Index (United States)	955	74,619	Jun-13	574
SGX MSCI Singapore (Singapore)	36	2,164	Apr-13	25
U.S. Dollar Index (United States)	75	6,238	Jun-13	26
U.S. Treasury 30 yr. Bond (United States)	116	16,758	Jun-13	251
U.S. Treasury 5 yr. Note (United States)	168	20,841	Jun-13	18
U.S. Treasury Ultra Long Bond (United States)	78	12,292	Jun-13	12
Short:
Copper High Grade Index (United States)	100	(8,505)	May-13	383
German Euro Bund (Germany)	57	(10,630)	Jun-13	(135)
IBEX 35 Index (Spain)	41	(4,117)	Apr-13	64
MSCI Emerging Market E-Mini (United States)	36	(1,849)	Jun-13	(3)
U.S. Treasury 10 yr. Note (United States)	367	(48,438)	Jun-13	(166)
U.S. Treasury 2 yr. Note (United States)	213	(46,957)	Jun-13	3
U.S. Treasury 5 yr. Note (United States)	50	(6,203)	Jun-13	1
UK Long Gilt Bond (United Kingdom)	1	(180)	Jun-13	(6)
U.S. Treasury Ultra Long Bond (United States)	1	(158)	Jun-13	1
				$1,098

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 28, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.04%	2/13/23		$3,010	$(22)
Barclays Bank	3 Month NZBBR	Pay	3.51	3/4/16	NZD	17,660	16
Barclays Bank	3 Month LIBOR	Receive	0.81	9/24/17		$4,000	2
Goldman Sachs International	3 Month CDOR	Pay	1.75	8/1/16	CAD	14,500	47
Goldman Sachs International	3 Month LIBOR	Receive	0.83	8/3/16		$14,000	(28)
Goldman Sachs International	3 Month LIBOR	Receive	0.82	7/24/17		9,936	(26)
Goldman Sachs International	3 Month LIBOR	Receive	2.09	2/15/23		3,740	(45)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23		1,810	(17)
							$(73)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 28, 2013:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Merrill Lynch Custom European Stock Index	EUR	16,039	3-Month EUR-EURIBOR minus 0.16%	Pay	3/26/14	$626
Barclays Bank	Barclays Custom Emerging Markets Basket		$6,981	3-Month USD-LIBOR minus 0.35%	Pay	2/10/14	171
Barclays Bank	Barclays Custom China Real Estate Basket	HKD	26,757	3-Month HKD-HIBOR minus 0.69%	Pay	2/19/14	221
Barclays Bank	MSCI Daily Total Return Net Emerging Markets Index		$62	3-Month USD-LIBOR minus 0.43%	Receive	3/5/14	(537)
Goldman Sachs International	Goldman Sachs Custom Miners Index		610	3-Month USD-LIBOR minus 0.53%	Pay	2/13/14	(3)
Goldman Sachs International	Goldman Sachs Custom Miners Index		5,181	3-Month USD-LIBOR minus 0.53%	Pay	2/13/14	665
Goldman Sachs International	Goldman Sachs Custom Machinery Index		6,925	3-Month USD-LIBOR minus 0.38%	Pay	2/17/14	336
Goldman Sachs International	Goldman Sachs Custom Machinery Index		6,852	3-Month USD-LIBOR minus 0.38%	Pay	2/17/14	(60)
Goldman Sachs International	Goldman Sachs Custom Machinery Index		446	3-Month USD-LIBOR minus 0.38%	Pay	2/17/14	(3)
JPMorgan Chase	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		6,291	3-Month USD-LIBOR minus 0.22%	Pay	8/26/13	(300)
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index		72	3-Month USD-LIBOR minus 0.39%	Pay	8/26/13	(5)
JPMorgan Chase	MSCI Daily Total Return Europe Net Household & Personal Products Index		803	3-Month USD-LIBOR minus 0.39%	Pay	8/26/13	(57)
JPMorgan Chase	MSCI China Banks Index	HKD	52,874	3-Month HKD-HIBOR minus 0.25%	Pay	3/7/14	(88)
							$966

@    Value is less than $500.

CDOR  Canadian Dealer Offered Rate.

EURIBOR  Euro Interbank Offered Rate.

HIBOR  Honk Kong Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

NZBBR  New Zealand Bank Bill Rate.

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNY  —  Chinese Yuan Renminbi

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican New Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	55.8%
Fixed Income Securities	36.8
Other*	7.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with an underlying face amount of approximately $284,268,000 and net unrealized appreciation of approximately $1,098,000. Also, does not include open foreign currency exchange contracts with net unrealized appreciation of approximately $49,000 and open swap agreements with net unrealized appreciation of approximately $893,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Global Strategist Portfolio

Statement of Assets and Liabilities	March 28, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $417,184)	$439,755
Investment in Securities of Affiliated Issuers, at Value (Cost $14,563)	14,722
Total Investments in Securities, at Value (Cost $431,747)	454,477
Foreign Currency, at Value (Cost $1,053)	1,058
Cash	1,025
Receivable for Variation Margin	6,609
Receivable for Investments Sold	5,616
Interest Receivable	2,142
Unrealized Appreciation on Swap Agreements	2,084
Unrealized Appreciation on Foreign Currency Exchange Contracts	2,063
Dividends Receivable	602
Tax Reclaim Receivable	77
Receivable for Portfolio Shares Sold	34
Receivable from Affiliates	13
Other Assets	38
Total Assets	475,838
Liabilities:
Payable for Investments Purchased	12,796
Due to Broker	2,304
Unrealized Depreciation on Foreign Currency Exchange Contracts	2,014
Unrealized Depreciation on Swap Agreements	1,191
Payable for Portfolio Shares Redeemed	925
Payable for Advisory Fees	410
Payable for Reorganization Expense	290
Payable for Transfer Agent Fees	230
Payable for Swap Agreements Termination	225
Payable for Sub Transfer Agency Fees	93
Payable for Shareholder Services Fees — Class P	4
Payable for Shareholder Services Fees — Class H	68
Payable for Distribution and Shareholder Services Fees — Class L	17
Payable for Trustees' Fees and Expenses	76
Payable for Custodian Fees	38
Payable for Administration Fees	28
Payable for Professional Fees	16
Other Liabilities	108
Total Liabilities	20,833
Net Assets	$455,005
Net Assets Consist Of:
Paid-in-Capital	$414,032
Undistributed Net Investment Income	2,197
Accumulated Net Realized Gain	14,043
Unrealized Appreciation (Depreciation) on:
Investments	22,571
Investments in Affiliates	159
Foreign Currency Exchange Contracts	49
Foreign Currency Translations	(37)
Futures Contracts	1,098
Swap Agreements	893
Net Assets	$455,005

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Global Strategist Portfolio

Statement of Assets and Liabilities (cont'd)	March 28, 2013 (000)
CLASS I:
Net Assets	$48,596
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	3,057,528
Net Asset Value, Offering and Redemption Price Per Share	$15.89
CLASS P:
Net Assets	$21,132
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	1,334,407
Net Asset Value, Redemption Price Per Share	$15.84
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$0.88
Maximum Offering Price Per Share	$16.72
CLASS H:
Net Assets	$355,271
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	22,450,421
Net Asset Value, Redemption Price Per Share	$15.82
Maximum Sales Load	4.75%
Maximum Sales Charge	$0.79
Maximum Offering Price Per Share	$16.61
CLASS L:
Net Assets	$30,006
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	1,900,374
Net Asset Value, Offering and Redemption Price Per Share	$15.79

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

§§  Effective February 25, 2013, the Trustees approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Global Strategist Portfolio

Statement of Operations	Six Months Ended March 28, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $108 of Foreign Taxes Withheld)	$2,562
Interest from Securities of Unaffiliated Issuers (Net of $—@ Foreign Taxes Withheld)	1,561
Income from Securities Loaned — Net	49
Dividends from Securities of Affiliated Issuers	21
Interest from Securities of Affiliated Issuers	14
Total Investment Income	4,207
Expenses:
Advisory Fees (Note B)	871
Shareholder Services Fees — Class P (Note D)	25
Shareholder Services Fees — Class H (Note D)	372
Distribution and Shareholder Services Fees — Class L (Note D)	100
Custodian Fees (Note F)	172
Administration Fees (Note C)	155
Sub Transfer Agency Fees	97
Professional Fees	72
Pricing Fees	61
Shareholder Reporting Fees	30
Registration Fees	33
Transfer Agency Fees (Note E)	22
Trustees' Fees and Expenses	3
Other Expenses	9
Total Expenses	2,022
Waiver of Advisory Fees (Note B)	(71)
Rebate from Morgan Stanley Affiliates (Note G)	(20)
Expense Offset (Note F)	(— @)
Net Expenses	1,931
Net Investment Income	2,276
Realized Gain (Loss):
Investments Sold	18,894
Investments in Affiliates	565
Foreign Currency Exchange Contracts	(2,674)
Foreign Currency Transactions	(102)
Futures Contracts	1,802
Swap Agreements	(2,428)
Net Realized Gain	16,057
Change in Unrealized Appreciation (Depreciation):
Investments	4,547
Investments in Affiliates	187
Foreign Currency Exchange Contracts	46
Foreign Currency Translations	(40)
Futures Contracts	1,313
Swap Agreements	830
Net Change in Unrealized Appreciation (Depreciation)	6,883
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	22,940
Net Increase in Net Assets Resulting from Operations	$25,216

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Global Strategist Portfolio

Statements of Changes in Net Assets	Six Months Ended March 28, 2013R (unaudited) (000)	Year Ended September 30, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,276	$363
Net Realized Gain	16,057	4,758
Net Change in Unrealized Appreciation (Depreciation)	6,883	3,890
Net Increase in Net Assets Resulting from Operations	25,216	9,011
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(106)	(369)
Class P:
Net Investment Income	(53)	(237)
Class H:
Net Investment Income	(473)	(— @)*
Class L:
Net Investment Income	(43)	(— @)*
Total Distributions	(675)	(606)
Capital Share Transactions:(1)
Class I:
Subscribed	1,476	1,950
Issued due to a tax-free reorganization	23,950	—
Distributions Reinvested	105	368
Redeemed	(3,033)	(8,510)
Class P:
Subscribed	886	1,608
Distributions Reinvested	53	237
Redeemed	(1,161)	(1,862)
Class H:
Subscribed	1,666	10 *
Issued due to a tax-free reorganization	367,167	—
Distributions Reinvested	459	—
Redeemed	(33,691)	—
Class L:
Subscribed	297	10 *
Issued due to a tax-free reorganization	35,288	—
Distributions Reinvested	42	—
Redeemed	(7,305)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	386,199	(6,189)
Total Increase in Net Assets	410,740	2,216
Net Assets:
Beginning of Period	44,265	42,049
End of Period (Including Undistributed Net Investment Income of $2,197 and $596)	$455,005	$44,265

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Global Strategist Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 28, 2013R (unaudited) (000)	Year Ended September 30, 2012 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	96	135
Shares Issued due to a tax-free reorganization	1,593	—
Shares Issued on Distributions Reinvested	7	27
Shares Redeemed	(198)	(617)
Net Increase (Decrease) in Class I Shares Outstanding	1,498	(455)
Class P:
Shares Subscribed	57	113
Shares Issued on Distributions Reinvested	3	18
Shares Redeemed	(76)	(134)
Net Decrease in Class P Shares Outstanding	(16)	(3)
Class H:
Shares Subscribed	108	1	*
Shares Issued due to a tax-free reorganization	24,510	—
Shares Issued on Distributions Reinvested	30	—
Shares Redeemed	(2,199)	—
Net Increase in Class H Shares Outstanding	22,449	1	*
Class L:
Shares Subscribed	18	1	*
Shares Issued due to a tax-free reorganization	2,356	—
Shares Issued on Distributions Reinvested	3	—
Shares Redeemed	(478)	—
Net Increase in Class L Shares Outstanding	1,899	1	*

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

*  For the period April 27, 2012 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$15.22		$12.50	$12.55		$11.66		$11.87		$14.69
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.14	0.18		0.21		0.16		0.38
Net Realized and Unrealized Gain (Loss)	0.61		2.79	(0.02)		0.91		0.17		(2.84)
Total from Investment Operations	0.72		2.93	0.16		1.12		0.33		(2.46)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.21)	(0.21)		(0.23)		(0.54)		(0.36)
Redemption Fees	—		—	—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$15.89		$15.22	$12.50		$12.55		$11.66		$11.87
Total Return++	4.80	%#	23.66%	1.07%		9.77%		3.45	%**	(17.02)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,596		$23,756	$25,192		$22,706		$45,567		$40,799
Ratio of Expenses to Average Net Assets (1)	0.74	%*+††	1.37%+	1.30	%+††	0.89	%+††	0.67	%+	0.57%+
Ratio of Net Investment Income to Average Net Assets (1)	1.43	%*+††	1.01%+	1.35	%+††	1.73	%+††	1.56	%+	2.66%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%	0.01%		0.01%		0.04%		0.05%
Portfolio Turnover Rate	60	%#	168%	164%		176%		171%		148%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.78	%*††	N/A	N/A		N/A		N/A		0.58%+
Net Investment Income to Average Net Assets	1.39	%*††	N/A	N/A		N/A		N/A		2.65%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

**  Performance was positively impacted by approximately 0.79% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.66%.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Global Strategist Portfolio

	Class P
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$15.18		$12.47	$12.52		$11.63		$11.84		$14.66
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.10	0.15		0.18		0.13		0.32
Net Realized and Unrealized Gain (Loss)	0.62		2.79	(0.03)		0.91		0.17		(2.81)
Total from Investment Operations	0.70		2.89	0.12		1.09		0.30		(2.49)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.18)	(0.17)		(0.20)		(0.51)		(0.33)
Redemption Fees	—		—	—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$15.84		$15.18	$12.47		$12.52		$11.63		$11.84
Total Return++	4.62	%#	23.33%	0.83%		9.52%		3.15	%**	(17.26)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,132		$20,487	$16,857		$17,169		$18,290		$32,398
Ratio of Expenses to Average Net Assets (1)	0.99	%*+††	1.64%+	1.55	%+††	1.14	%+††	1.03	%+	0.90%+
Ratio of Net Investment Income to Average Net Assets (1)	1.18	%*+††	0.69%+	1.10	%+††	1.48	%+††	1.27	%+	2.35%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.02%	0.01%		0.01%		0.04%		0.06%
Portfolio Turnover Rate	60	%#	168%	164%		176%		171%		148%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.03	%*††	N/A	N/A		N/A		1.08	%+	0.91%+
Net Investment Income to Average Net Assets	1.14	%*††	N/A	N/A		N/A		1.22	%+	2.34%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

**  Performance was positively impacted by approximately 0.80% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 2.35%.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Global Strategist Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$15.18		$14.42
Income from Investment Operations:
Net Investment Income†	0.10		0.01
Net Realized and Unrealized Gain	0.58		0.79
Total from Investment Operations	0.68		0.80
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.04)
Net Asset Value, End of Period	$15.82		$15.18
Total Return++	4.62	%#	5.52	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$355,271		$11
Ratio of Expenses to Average Net Assets (1)	0.99	%*+††	1.89	%*+
Ratio of Net Investment Income to Average Net Assets (1)	1.18	%*+††	0.21	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.03	%*
Portfolio Turnover Rate	60	%#	168	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.03	%*††	N/A
Net Investment Income to Average Net Assets	1.14	%*††	N/A

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Global Strategist Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$15.15		$14.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.06		(0.02)
Net Realized and Unrealized Gain	0.60		0.78
Total from Investment Operations	0.66		0.76
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.03)
Net Asset Value, End of Period	$15.79		$15.15
Total Return++	4.37	%#	5.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,006		$11
Ratio of Expenses to Average Net Assets (1)	1.49	%*+††	2.39	%*+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.68	%*+††	(0.29	)%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.03	%*
Portfolio Turnover Rate	60	%#	168	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.53	%*††	N/A
Net Investment Income to Average Net Assets	0.64	%*††	N/A

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Global Strategist Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

On October 29, 2012, the Portfolio acquired the net assets of Morgan Stanley Global Strategist Fund ("Global Strategist Fund"), an open-end investment company. Based on the respective valuations as of the close of business on October 26, 2012, pursuant to a Plan of Reorganization approved by the shareholders of Global Strategist Fund on September 27, 2012 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,593,487 Class I shares of the Portfolio at a net asset value of $15.03 for 1,647,817 Class I shares of Global Strategist Fund; 24,510,455 Class H shares of the Portfolio at a net asset value of $14.98 per share for 24,547,727 Class A shares and 974,243 Class B shares of Global Strategist Fund; 2,355,671 Class L shares of the Portfolio at a net asset value of $14.98 for 2,458,244 Class C shares of Global Strategist Fund; The net assets of Global Strategist Fund before the Reorganization were approximately $426,405,000, including unrealized appreciation of approximately $16,468,000 at October 26, 2012. The investment portfolio of Global Strategist Fund, with a fair value of approximately $426,271,000 and identified cost of approximately $407,721,000 on October 26, 2012, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Global Strategist Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $43,584,000. Immediately after the merger, the net assets of the Portfolio were approximately $469,989,000.

Upon closing of the Reorganization, shareholders of Global Strategist Fund received shares of the Portfolio as follows:

Global Strategist Fund	MSIFT Global Strategist Portfolio
Class I	Class I
Class A	Class H
Class B	Class H
Class C	Class L

Assuming the acquisition had been completed on October 1, 2012, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended March 28, 2013, are as follows:

Net investment income(1)	$6,887,000
Net gain realized and unrealized gain(2)	$34,010,000
Net increase (decrease) in net assets resulting from operations	$40,897,000

(1) Approximately $2,276,000 as reported, plus approximately $2,820,000 Global Strategist Fund premerger, plus approximately $1,791,000 of estimated pro-forma eliminated expenses.

(2) Approximately $16,057,000 as reported, plus approximately $17,953,000 Global Strategist Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Strategist Fund that have been included in the Portfolio's Statement of Operations since March 28, 2013.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$54	$—	$54
Agency Fixed Rate Mortgages	—	14,940	—	14,940
Asset-Backed Securities	—	1,498	—	1,498
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,865	—	2,865
Commercial Mortgage-Backed Securities	—	3,982	—	3,982
Corporate Bonds	—	35,125	—	35,125
Mortgages — Other	—	2,162	—	2,162
Municipal Bonds	—	723	—	723
Sovereign	—	95,331	—	95,331
U.S. Treasury Securities	—	10,494	—	10,494
Total Fixed Income Securities	—	167,174	—	167,174
Common Stocks
Aerospace & Defense	2,576	—	—	2,576
Air Freight & Logistics	1,022	—	—	1,022
Airlines	11,225	—	—	11,225
Auto Components	1,637	—	—	1,637
Automobiles	8,139	—	—	8,139
Beverages	4,977	—	—	4,977
Biotechnology	2,278	—	—	2,278
Building Products	1,387	—	—	1,387
Capital Markets	4,850	—	—	4,850
Chemicals	7,039	—	—	7,039
Commercial Banks	26,619	—	—	26,619
Commercial Services & Supplies	1,445	—	—	1,445
Communications Equipment	2,536	—	—	2,536
Computers & Peripherals	4,967	—	—	4,967
Construction & Engineering	1,673	—	—	1,673
Construction Materials	323	—	—	323
Consumer Finance	709	—	—	709
Containers & Packaging	188	—	—	188
Distributors	64	—	—	64
Diversified Consumer Services	113	—	—	113
Diversified Finanancial Services	173	—	—	173
Diversified Financial Services	6,072	—	—	6,072
Diversified Telecommunication Services	8,267	—	—	8,267
Electric Utilities	6,099	—	—	6,099
Electrical Equipment	2,288	—	—	2,288

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$1,710	$—	$—	$1,710
Energy Equipment & Services	2,774	—	—	2,774
Food & Staples Retailing	7,505	—	—	7,505
Food Products	6,337	—	—	6,337
Gas Utilities	951	—	—	951
Health Care Equipment & Supplies	2,802	—	—	2,802
Health Care Providers & Services	2,352	—	—	2,352
Health Care Technology	105	—	—	105
Hotels, Restaurants & Leisure	2,734	—	—	2,734
Household Durables	765	—	—	765
Household Products	3,958	—	—	3,958
Independent Power Producers & Energy Traders	145	—	—	145
Industrial Conglomerates	3,066	—	—	3,066
Information Technology Services	3,895	—	—	3,895
Insurance	9,704	—	—	9,704
Internet & Catalog Retail	841	—	—	841
Internet Software & Services	2,171	—	—	2,171
Leisure Equipment & Products	187	—	—	187
Life Sciences Tools & Services	553	—	—	553
Machinery	4,723	—	—	4,723
Marine	357	—	—	357
Media	5,897	—	—	5,897
Metals & Mining	6,724	—	—	6,724
Multi-Utilities	5,915	—	—	5,915
Multi-line Retail	915	—	—	915
Office Electronics	754	—	—	754
Oil, Gas & Consumable Fuels	18,648	—	—	18,648
Paper & Forest Products	885	—	—	885
Personal Products	1,171	—	—	1,171
Pharmaceuticals	14,617	—	—	14,617
Professional Services	1,164	—	—	1,164
Real Estate Investment Trusts (REITs)	4,374	—	—	4,374
Real Estate Management & Development	3,071	—	—	3,071
Road & Rail	3,877	—	—	3,877
Semiconductors & Semiconductor Equipment	2,681	—	—	2,681
Software	4,413	—	—	4,413
Specialty Retail	2,725	—	—	2,725
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Textiles, Apparel & Luxury Goods	$1,959	$—	$—		$1,959
Thrifts & Mortgage Finance	74	—	—		74
Tobacco	3,410	—	—		3,410
Trading Companies & Distributors	1,845	—	—		1,845
Transportation Infrastructure	534	—	—		534
Wireless Telecommunication Services	3,672	—	—		3,672
Total Common Stocks	253,626	—	—		253,626
Commodity Linked Security	—	14,572	—		14,572
Convertible Preferred Stock	—	—	—	†	— †
Investment Companies	4,493	—	—		4,493
Short-Term Investments
Investment Company	13,429	—	—		13,429
U.S. Treasury Securities	—	1,183	—		1,183
Total Short-Term Investments	13,429	1,183	—		14,612
Foreign Currency Exchange Contracts	—	2,063	—		2,063
Futures Contracts	1,685	—	—		1,685
Interest Rate Swap Agreements	—	65	—		65
Total Return Swap Agreements	—	2,019	—		2,019
Total Assets	273,233	187,076	—	†	460,309
Liabilities:
Foreign Currency Exchange Contracts	—	(2,014)	—		(2,014)
Futures Contracts	(587)	—	—		(587)
Interest Rate Swap Agreements	—	(138)	—		(138)
Total Return Swap Agreements	—	(1,053)	—		(1,053)
Total Liabilities	(587)	(3,205)	—		(3,792)
Total	$272,646	$183,871	$—	†	$456,517

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Portfolio did not have any investments transfer between investment levels.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Beginning Balance	$100
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(100)
Realized gains (losses)	—
Ending Balance	$— †
Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$(100)

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

6.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will require the clearing and exchange-trading of many OTC swap agreements. Mandatory exchange-trading and clearing will occur on a phased-in basis.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210 "Balance Sheet" ("ASC 210"). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation (Depreciation) on Swap Agreements" in the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements in the Statement of Operations.

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 28, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Exchange Contracts	Unrealized Appreciation on Foreign Currency Exchange Contracts	Currency Risk	$2,063
Futures Contracts	Variation Margin	Equity Risk	964	(a)
Futures Contracts	Variation Margin	Commodity Risk	383	(a)
Futures Contracts	Variation Margin	Interest Rate Risk	338	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	2,019
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	65
Total			$5,832
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Exchange Contracts	Unrealized Depreciation on Foreign Currency Exchange Contracts	Currency Risk	$(2,014)
Futures Contracts	Variation Margin	Equity Risk	(280	)(a)
Futures Contracts	Variation Margin	Interest Rate Risk	(307	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(1,053)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(138)
Total			$(3,792)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 28, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$(2,674)
Equity Risk	Futures Contracts	2,751
Commodity Risk	Futures Contracts	336
Interest Rate Risk	Futures Contracts	(1,285)
Equity Risk	Swap Agreements	3,348
Interest Rate Risk	Swap Agreements	(5,776)
Total		$(3,300)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$46
Equity Risk	Futures Contracts	915
Commodity Risk	Futures Contracts	383
Interest Rate Risk	Futures Contracts	15
Equity Risk	Swap Agreements	896
Interest Rate Risk	Swap Agreements	(66)
Total		$2,189

For the six months ended March 28, 2013, the average monthly principal amount of foreign currency exchange contracts was approximately $278,941,000, the average monthly original value of futures contracts was approximately $294,486,000 and the average monthly notional amount of swap agreements was approximately $119,007,000.

7.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At March 28, 2013, the Portfolio did not have any outstanding securities on loan.

8.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

9.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

12.  Other: The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the period is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Portfolio. For the period ended March 28, 2013, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.40% of the Portfolio's net assets.

Effective October 29, 2012, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 0.99% for Class P shares, 0.99% for Class H

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

shares and 1.49% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of reorganization or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate. For the six months ended March 28, 2013, approximately $71,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley

Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances may be used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 28, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $144,367,000 and $168,087,000, respectively. For the six months ended March 28, 2013, purchases and sales of long-term U.S. Government securities were approximately $74,561,000 and $82,824,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 28, 2013, advisory fees paid were reduced by approximately $19,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 28, 2013 is as follows:

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 28, 2013 (000)
$9,003	$188,269	$183,843	$20	$13,429

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended March 28, 2013, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $121,000 at March 28, 2013.

A summary of the Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended March 28, 2013 is as follows:

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 28, 2013 (000)
$109	$1	$—	$1	$116

For the six months ended March 28, 2013, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Dividend/ Interest Income (000)	Value March 28, 2013 (000)
$222	$1,089	$3,476	$565	$14	$1,177

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 Distributions Paid From: Ordinary Income (000)	2011 Distributions Paid From: Ordinary Income (000)
$606	$685

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, foreign futures transactions, basis adjustments for swap transactions, paydown adjustments and tax adjustments on passive foreign

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

investment companies sold by the Portfolio, resulted in the following reclassifications among the components of net assets at September 30, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$511	$(428)	$83

At September 30, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$605	$—

At March 28, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $41,273,000 and the aggregate gross unrealized depreciation is approximately $18,543,000 resulting in net unrealized appreciation of approximately $22,730,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At September 30, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$1,809	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $4,133,000.

I. Other: At March 28, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 29.5% and 96.6%, for Class I and Class P, respectively.

J. Accounting Pronouncement: In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolio's financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

(This Page has been left blank intentionally.)

(This Page has been left blank intentionally.)

(This Page has been left blank intentionally.)

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Trustee and Officer Information (unaudited)

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
656577 EXP [05-31-14]

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

Mid Cap Growth Portfolio

Semi-Annual
Report

March 28, 2013

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
U.S. Privacy Policy	24
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Mid Cap Growth Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

April 2013

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 28, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Actual Ending Account Value 3/28/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,114.20	$1,021.09	$3.63	$3.47	0.70%
Mid Cap Growth Portfolio Class P	1,000.00	1,112.90	1,019.86	4.92	4.71	0.95
Mid Cap Growth Portfolio Class H	1,000.00	1,112.80	1,019.86	4.92	4.71	0.95
Mid Cap Growth Portfolio Class L	1,000.00	1,109.90	1,017.41	7.50	7.17	1.45

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 179/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Advertising Agencies (0.6%)
Aimia, Inc. (Canada)	2,662,716	$40,366
Alternative Energy (2.5%)
Range Resources Corp.	1,941,375	157,329
Asset Management & Custodian (0.8%)
Greenhill & Co., Inc.	983,364	52,492
Automobiles (1.1%)
Tesla Motors, Inc. (a)	1,808,540	68,526
Beverage: Brewers & Distillers (2.9%)
DE Master Blenders 1753 N.V. (Netherlands) (a)	11,652,728	179,992
Beverage: Soft Drinks (1.4%)
Monster Beverage Corp. (a)	1,831,988	87,459
Biotechnology (3.0%)
Illumina, Inc. (a)	3,546,888	191,532
Cement (2.5%)
Martin Marietta Materials, Inc.	1,534,293	156,529
Chemicals: Diversified (2.8%)
Intrepid Potash, Inc.	732,210	13,736
Rockwood Holdings, Inc.	2,467,627	161,482
		175,218
Commercial Services (6.5%)
Gartner, Inc. (a)	3,187,726	173,444
Intertek Group PLC (United Kingdom)	1,823,499	94,011
MercadoLibre, Inc. (Brazil)	785,069	75,806
Weight Watchers International, Inc.	1,502,308	63,262
		406,523
Communications Technology (3.9%)
Motorola Solutions, Inc.	3,781,970	242,160
Computer Services, Software & Systems (17.2%)
Akamai Technologies, Inc. (a)	4,295,325	151,582
IHS, Inc., Class A (a)	1,515,526	158,706
LinkedIn Corp., Class A (a)	979,345	172,423
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	1,544,459	45,762
Salesforce.com, Inc. (a)	957,902	171,302
ServiceNow, Inc. (a)	958,857	34,711
SINA Corp. (China) (a)	546,310	26,545
Solera Holdings, Inc.	3,939,313	229,780
Workday, Inc. (a)	743,692	45,834
Zynga, Inc., Class A (a)	12,859,870	43,209
		1,079,854
Computer Technology (3.6%)
Dropbox, Inc. (a)(b)(c) (acquisition cost — $33,908; acquired 5/1/12)	3,747,173	35,448
Yandex N.V., Class A (Russia) (a)	5,550,627	128,330
Youku Tudou, Inc. ADR (China) (a)	3,799,326	63,715
		227,493
Consumer Lending (1.6%)
IntercontinentalExchange, Inc. (a)	622,532	101,516
	Shares	Value (000)
Consumer Services: Miscellaneous (1.6%)
Qualicorp SA (Brazil) (a)	9,905,176	$99,554
Diversified Media (1.8%)
McGraw-Hill Cos., Inc. (The)	2,118,107	110,311
Diversified Retail (4.2%)
Dollar Tree, Inc. (a)	3,363,508	162,895
Groupon, Inc. (a)	13,765,430	84,244
TripAdvisor, Inc. (a)	267,282	14,038
		261,177
Education Services (1.1%)
New Oriental Education & Technology Group ADR (China)	3,940,367	70,927
Electronic Components (2.5%)
3D Systems Corp. (a)	956,212	30,828
Sensata Technologies Holding N.V. (a)	1,926,775	63,333
Trimble Navigation Ltd. (a)	2,070,046	62,019
		156,180
Electronic Entertainment (0.6%)
Splunk, Inc. (a)	969,151	38,795
Entertainment (1.0%)
Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost — $38,812; acquired 3/8/12)	36,302	61,114
Financial Data & Systems (5.5%)
MSCI, Inc. (a)	4,643,831	157,565
Verisk Analytics, Inc., Class A (a)	3,009,294	185,463
		343,028
Foods (0.6%)
McCormick & Co., Inc.	481,816	35,438
Health Care Services (5.2%)
athenahealth, Inc. (a)	1,673,480	162,394
Stericycle, Inc. (a)	1,523,967	161,815
		324,209
Hotel/Motel (0.9%)
Wyndham Worldwide Corp.	899,494	57,999
Insurance: Property-Casualty (4.4%)
Arch Capital Group Ltd. (a)	2,280,042	119,862
Progressive Corp. (The)	6,282,546	158,760
		278,622
Medical & Dental Instruments & Supplies (0.2%)
Techne Corp.	231,809	15,728
Medical Equipment (2.0%)
Intuitive Surgical, Inc. (a)	256,009	125,749
Pharmaceuticals (2.6%)
Ironwood Pharmaceuticals, Inc. (a)	3,356,008	61,381
Mead Johnson Nutrition Co.	1,293,489	100,181
		161,562
Publishing (1.5%)
Morningstar, Inc.	1,341,876	93,824
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Recreational Vehicles & Boats (3.7%)
Edenred (France)	7,023,905	$229,862
Restaurants (1.5%)
Dunkin' Brands Group, Inc.	2,526,478	93,176
Scientific Instruments: Pollution Control (1.3%)
Covanta Holding Corp.	4,179,378	84,214
Semiconductors & Components (1.0%)
First Solar, Inc. (a)	2,432,129	65,570
Textiles Apparel & Shoes (0.8%)
Coach, Inc.	958,047	47,893
Utilities: Electrical (3.2%)
Brookfield Infrastructure Partners LP (Canada)	5,286,581	201,207
Total Common Stocks (Cost $4,931,326)		6,123,128
Convertible Preferred Stocks (0.9%)
Alternative Energy (0.0%)
Better Place, Inc. (a)(b)(c) (acquisition cost — $24,070; acquired 1/25/10)	9,628,165	—
Better Place, Inc. Series C (a)(b)(c) (acquisition cost — $12,698; acquired 11/14/11)	2,796,975	—
		—
Communications Technology (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost — $18,817; acquired 12/2/11)	571,575	1,212
Computer Services, Software & Systems (0.8%)
Workday, Inc. (a)(b)(c) (acquisition cost — $11,237; acquired 10/12/11)	847,422	51,354
Computer Technology (0.1%)
Dropbox, Inc. Series A (a)(b)(c) (acquisition cost — $3,365; acquired 5/25/12)	371,814	3,517
Total Convertible Preferred Stocks (Cost $70,187)		56,083
Preferred Stock (0.2%)
Computer Services, Software & Systems (0.2%)
Palantir Technologies, Inc. Series G (a)(b)(c) (acquisition cost — $11,738; acquired 7/19/12) (Cost $11,738)	3,835,908	11,738
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $87,414)	87,413,948	87,414
Total Investments (100.1%) (Cost $5,100,665)		6,278,363
Liabilities in Excess of Other Assets (-0.1%)		(6,489)
Net Assets (100.0%)		$6,271,874

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

(a)  Non-income producing security.

(b)  At March 28, 2013, the Portfolio held fair valued securities valued at approximately $164,383,000, representing 2.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end March 28, 2013 amounts to approximately $164,383,000 and represents 2.6% of net assets.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	64.7%
Computer Services, Software & Systems	18.2
Commercial Services	6.5
Financial Data & Systems	5.4
Health Care Services	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	March 28, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,013,251)	$6,190,949
Investment in Security of Affiliated Issuer, at Value (Cost $87,414)	87,414
Total Investments in Securities, at Value (Cost $5,100,665)	6,278,363
Foreign Currency, at Value (Cost $356)	357
Cash	3,193
Receivable for Investments Sold	23,348
Receivable for Portfolio Shares Sold	3,625
Dividends Receivable	2,819
Tax Reclaim Receivable	1,033
Receivable from Affiliate	14
Other Assets	209
Total Assets	6,312,961
Liabilities:
Payable for Portfolio Shares Redeemed	19,077
Payable for Investments Purchased	10,079
Payable for Advisory Fees	7,350
Payable for Sub Transfer Agency Fees	2,451
Payable for Shareholder Services Fees — Class P	342
Payable for Shareholder Services Fees — Class H	48
Payable for Distribution and Shareholder Services Fees — Class L	9
Payable for Administration Fees	384
Payable for Reorganization Expense	268
Payable for Transfer Agent Fees	195
Payable for Custodian Fees	54
Payable for Professional Fees	51
Payable for Trustees' Fees and Expenses	30
Other Liabilities	749
Total Liabilities	41,087
Net Assets	$6,271,874
Net Assets Consist Of:
Paid-in-Capital	$5,110,283
Undistributed Net Investment Income	1,632
Accumulated Net Realized Loss	(17,689)
Unrealized Appreciation (Depreciation) on:
Investments	1,177,698
Foreign Currency Translations	(50)
Net Assets	$6,271,874

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Mid Cap Growth Portfolio

Statement of Assets and Liabilities (cont'd)	March 28, 2013 (000)
CLASS I:
Net Assets	$4,215,119
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	111,092,566
Net Asset Value, Offering and Redemption Price Per Share	$37.94
CLASS P:
Net Assets	$1,788,981
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	49,065,855
Net Asset Value, Redemption Price Per Share	$36.46
Maximum Sales Load§§	5.25%
Maximum Sales Charge	$2.02
Maximum Offering Price Per Share	$38.48
CLASS H:
Net Assets	$251,484
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	6,898,471
Net Asset Value, Redemption Price Per Share	$36.45
Maximum Sales Load	4.75%
Maximum Sales Charge	$1.82
Maximum Offering Price Per Share	$38.27
CLASS L:
Net Assets	$16,290
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	448,338
Net Asset Value, Offering and Redemption Price Per Share	$36.33

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

§§  Effective February 25, 2013, the Trustees approved the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended March 28, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $62 of Foreign Taxes Withheld)	$37,474
Dividends from Security of Affiliated Issuer	116
Interest from Securities of Unaffiliated Issuers	—	@
Total Investment Income	37,590
Expenses:
Advisory Fees (Note B)	14,963
Sub Transfer Agency Fees	2,569
Shareholder Services Fees — Class P (Note D)	2,150
Shareholder Services Fees — Class H (Note D)	255
Distribution and Shareholder Services Fees — Class L (Note D)	51
Administration Fees (Note C)	2,394
Shareholder Reporting Fees	378
Custodian Fees (Note F)	186
Registration Fees	111
Transfer Agency Fees (Note E)	74
Trustees' Fees and Expenses	48
Professional Fees	36
Pricing Fees	4
Other Expenses	72
Total Expenses	23,291
Rebate from Morgan Stanley Affiliate (Note G)	(122)
Expense Offset (Note F)	(—	@)
Net Expenses	23,169
Net Investment Income	14,421
Realized Gain:
Investments Sold	17,266
Foreign Currency Transactions	51
Net Realized Gain	17,317
Change in Unrealized Appreciation (Depreciation):
Investments	632,934
Foreign Currency Translations	(22)
Net Change in Unrealized Appreciation (Depreciation)	632,912
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	650,229
Net Increase in Net Assets Resulting from Operations	$664,650

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended March 28, 2013R (unaudited) (000)	Year Ended September 30, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14,421	$24,324
Net Realized Gain	17,317	123,863
Net Change in Unrealized Appreciation	632,912	484,234
Net Increase in Net Assets Resulting from Operations	664,650	632,421
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(13,404)	—
Net Realized Gain	(133,898)	(211,942)
Class P:
Net Investment Income	(4,830)	—
Net Realized Gain	(59,176)	(135,932)
Class H:
Net Investment Income	(731)	—
Net Realized Gain	(8,367)	—
Class L:
Net Investment Income	(35)	—
Net Realized Gain	(564)	—
Total Distributions	(221,005)	(347,874)
Capital Share Transactions:(1)
Class I:
Subscribed	375,703	931,545
Issued due to a tax-free reorganization	2,947	—
Distributions Reinvested	139,068	199,699
Redeemed	(818,268)	(903,032)
Class P:
Subscribed	116,756	257,000
Distributions Reinvested	63,274	110,582
Redeemed	(344,540)	(1,221,346)
Class H:
Subscribed	9,263	10 *
Issued due to a tax-free reorganization	241,247	—
Distributions Reinvested	8,784	—
Redeemed	(32,236)	—
Class L:
Subscribed	101	10 *
Issued due to a tax-free reorganization	16,919	—
Distributions Reinvested	581	—
Redeemed	(2,921)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(223,322)	(625,532)
Total Increase (Decrease) in Net Assets	220,323	(340,985)
Net Assets:
Beginning of Period	6,051,551	6,392,536
End of Period (Including Accumulated Undistributed Net Investment Income of $1,632 and $6,211)	$6,271,874	$6,051,551

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Mid Cap Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 28, 2013R (unaudited) (000)	Year Ended September 30, 2012 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	10,478	26,034
Shares Issued due to a tax-free reorganization	86	—
Shares Issued on Distributions Reinvested	4,036	6,154
Shares Redeemed	(22,915)	(25,613)
Net Increase (Decrease) in Class I Shares Outstanding	(8,315)	6,575
Class P:
Shares Subscribed	3,406	7,474
Shares Issued on Distributions Reinvested	1,909	3,531
Shares Redeemed	(10,089)	(36,891)
Net Decrease in Class P Shares Outstanding	(4,774)	(25,886)
Class H:
Shares Subscribed	274	—	@@*
Shares Issued due to a tax-free reorganization	7,299	—
Shares Issued on Distributions Reinvested	265	—
Shares Redeemed	(940)	—
Net Increase in Class H Shares Outstanding	6,898	—	@@*
Class L:
Shares Subscribed	3	—	@@*
Shares Issued due to a tax-free reorganization	513	—
Shares Issued on Distributions Reinvested	18	—
Shares Redeemed	(86)	—
Net Increase in Class L Shares Outstanding	448	—	@@*

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@@  Amount is less than 500 shares.

*  For the period June 14, 2012 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$35.34		$33.65	$33.58		$26.96		$23.99		$33.68
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.17	0.03		0.11		0.03		0.05	^^
Net Realized and Unrealized Gain (Loss)	3.80		3.35	0.14		6.52		2.94		(9.58)
Total from Investment Operations	3.90		3.52	0.17		6.63		2.97		(9.53)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		—	(0.10)		(0.01)		—		(0.16)
Net Realized Gain	(1.18)		(1.83)	—		—		—		—
Total Distributions	(1.30)		(1.83)	(0.10)		(0.01)		—		(0.16)
Redemption Fees	—		—	—		—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$37.94		$35.34	$33.65		$33.58		$26.96		$23.99
Total Return++	11.42	%#	10.91%	0.47%		24.58%		12.38	%**	(28.42	)%^^
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,215,119		$4,219,528	$3,797,139		$3,012,006		$2,005,809		$1,609,506
Ratio of Expenses to Average Net Assets	0.70	%*+††	0.71%+	0.69	%+††	0.68	%+††	0.69	%+	0.63	%+
Ratio of Net Investment Income to Average Net Assets	0.56	%*+††	0.48%+	0.07	%+††	0.38	%+††	0.16	%+	0.17	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.01%		0.01%		0.01%		0.00	%§
Portfolio Turnover Rate	23	%#	26%	35%		23%		27%		37%

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

^^  During the year, the Portfolio received a regulatory settlement from an unaffiliated third-party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on the total return for Class I.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 12.34%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Mid Cap Growth Portfolio

	Class P
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$34.03		$32.55	$32.51		$26.15		$23.33		$32.78
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.06	(0.07)		0.04		(0.02)		(0.02	)^^
Net Realized and Unrealized Gain (Loss)	3.66		3.25	0.15		6.32		2.84		(9.34)
Total from Investment Operations	3.71		3.31	0.08		6.36		2.82		(9.36)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		—	(0.04)		—		—		(0.09)
Net Realized Gain	(1.18)		(1.83)	—		—		—		—
Total Distributions	(1.28)		(1.83)	(0.04)		—		—		(0.09)
Redemption Fees	—		—	—		—		0.00	‡	0.00	‡
Net Asset Value, End of Period	$36.46		$34.03	$32.55		$32.51		$26.15		$23.33
Total Return++	11.29	%#	10.62%	0.22%		24.32%		12.04	%**	(28.59	)%^^
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,788,981		$1,832,003	$2,595,397		$2,465,552		$1,567,302		$1,236,945
Ratio of Expenses to Average Net Assets (1)	0.95	%*+††	0.96%+	0.94	%+††	0.93	%+††	0.96	%+	0.88	%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.31	%*+††	0.17%+	(0.18	)%+††	0.13	%+††	(0.11	)%+	(0.07	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.01%		0.01%		0.01%		0.00	%§
Portfolio Turnover Rate	23	%#	26%	35%		23%		27%		37%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A		N/A		N/A		0.89	%+
Net Investment Income to Average Net Assets	N/A		N/A	N/A		N/A		N/A		(0.08	)%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

^^  During the year, the Portfolio received a regulatory settlement from an unaffiliated third-party, which had an impact of less than $0.005 on net investment income per share and less than 0.005% on total returns for Class P.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

**  Performance was positively impacted by approximately 0.04% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class P shares would have been approximately 12.00%.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Mid Cap Growth Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from June 14, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$34.03		$32.87
Income from Investment Operations:
Net Investment Income†	0.05		0.10
Net Realized and Unrealized Gain	3.65		1.06
Total from Investment Operations	3.70		1.16
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		—
Net Realized Gain	(1.18)		—
Total Distributions	(1.28)		—
Net Asset Value, End of Period	$36.45		$34.03
Total Return++	11.28	%#	3.50	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$251,484		$10
Ratio of Expenses to Average Net Assets	0.95	%*+††	0.92	%*+
Ratio of Net Investment Income to Average Net Assets	0.31	%*+††	1.03	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%*§
Portfolio Turnover Rate	23	%#	26	%#

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Mid Cap Growth Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from June 14, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$33.97		$32.87
Income from Investment Operations:
Net Investment Income (Loss)†	(0.03)		0.05
Net Realized and Unrealized Gain	3.64		1.05
Total from Investment Operations	3.61		1.10
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		—
Net Realized Gain	(1.18)		—
Total Distributions	(1.25)		—
Net Asset Value, End of Period	$36.33		$33.97
Total Return++	10.99	%#	3.35	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,290		$10
Ratio of Expenses to Average Net Assets	1.45	%*+††	1.50	%*+
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19	)%*+††	0.46	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%*§
Portfolio Turnover Rate	23	%#	26	%#

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

The Fund had suspended offering shares of the Mid Cap Growth Portfolio to new investors, with certain exceptions. The Fund continued to offer shares of the Portfolio to existing shareholders. As of April 30, 2013, the Fund recommenced offering shares of the Portfolio.

On October 29, 2012, the Portfolio acquired the net assets of Morgan Stanley Mid Cap Growth Fund ("Mid Cap Growth Fund"), an open-end investment company. Based on the respective valuations as of the close of business on October 26, 2012, pursuant to a Plan of Reorganization approved by the shareholders of Mid Cap Growth Fund on October 16, 2012 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. (the "Adviser) with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 85,850 Class I shares of the Portfolio at a net asset value of $34.33 for 97,833 Class I shares of Mid Cap Growth Fund; 7,299,457 Class H shares of the Portfolio at a net asset value of $33.05 per share for 8,240,333 Class A shares and 233,231 Class B shares of Mid Cap Growth Fund; 513,012 Class L shares of the Portfolio at a net asset value of $32.98 for 693,319 Class C shares of Mid Cap Growth Fund. The net assets of Mid Cap Growth Fund before the Reorganization were $261,113,000, including unrealized appreciation of $22,573,000 at October 26, 2012. The investment portfolio of Mid Cap Growth Fund, with a fair value of approximately $263,440,000 and identified cost of approximately $240,867,000 on October 26, 2012, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Mid Cap Growth Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the

Reorganization, the net assets of the Portfolio were approximately $5,785,823,000. Immediately after the merger, the net assets of the Portfolio were approximately $6,046,936,000.

Upon closing of the Reorganization, shareholders of Mid Cap Growth Fund received shares of the Portfolio as follows:

Mid Cap Growth Fund	MSIFT Mid Cap Growth Portfolio
Class I	Class I
Class A	Class H
Class B	Class H
Class C	Class L

Assuming the acquisition had been completed on October 1, 2012, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended March 28, 2013, are as follows:

Net investment income(1)	$14,912,000
Net gain realized and unrealized gain(2)	$21,762,000
Net increase (decrease) in net assets resulting from operations	$36,674,000

(1) Approximately $14,421,000 as reported, plus approximately $59,000 Mid Cap Growth Fund premerger, plus approximately $432,000 of estimated pro forma eliminated expenses.

(2) Approximately $17,317,000 as reported, plus approximately $4,445,000 Mid Cap Growth Fund premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Mid Cap Growth Fund that have been included in the Portfolio's Statement of Operations since March 28, 2013.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

as the primary market; (3) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments.

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$40,366	$—	$—	$40,366
Alternative Energy	157,329	—	—	157,329
Asset Management & Custodian	52,492	—	—	52,492
Automobiles	68,526	—	—	68,526
Beverage: Brewers & Distillers	179,992	—	—	179,992
Beverage: Soft Drinks	87,459	—	—	87,459
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Biotechnology	$191,532	$—	$—		$191,532
Cement	156,529	—	—		156,529
Chemicals: Diversified	175,218	—	—		175,218
Commercial Services	406,523	—	—		406,523
Communications Technology	242,160	—	—		242,160
Computer Services, Software & Systems	1,079,854	—	—		1,079,854
Computer Technology	192,045	—	35,448		227,493
Consumer Lending	101,516	—	—		101,516
Consumer Services: Miscellaneous	99,554	—	—		99,554
Diversified Media	110,311	—	—		110,311
Diversified Retail	261,177	—	—		261,177
Education Services	70,927	—	—		70,927
Electronic Components	156,180	—	—		156,180
Electronic Entertainment	38,795	—	—		38,795
Entertainment	—	—	61,114		61,114
Financial Data & Systems	343,028	—	—		343,028
Foods	35,438	—	—		35,438
Health Care Services	324,209	—	—		324,209
Hotel/Motel	57,999	—	—		57,999
Insurance: Property-Casualty	278,622	—	—		278,622
Medical & Dental Instruments & Supplies	15,728	—	—		15,728
Medical Equipment	125,749	—	—		125,749
Pharmaceuticals	161,562	—	—		161,562
Publishing	93,824	—	—		93,824
Recreational Vehicles & Boats	229,862	—	—		229,862
Restaurants	93,176	—	—		93,176
Scientific Instruments: Pollution Control	84,214	—	—		84,214
Semiconductors & Components	65,570	—	—		65,570
Textiles Apparel & Shoes	47,893	—	—		47,893
Utilities: Electrical	201,207	—	—		201,207
Total Common Stocks	6,026,566	—	96,562		6,123,128
Convertible Preferred Stocks	—	—	56,083	†	56,083
Preferred Stock	—	—	11,738		11,738
Short-Term Investment — Investment Company	87,414	—	—		87,414
Total Assets	$6,113,980	$—	$164,383	†	$6,278,363

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Portfolio did not have any investments transfer between investment levels.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stock (000)
Beginning Balance	$69,179	$57,738	$11,200
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Fund Merger	3,541	3,199	538
Change in unrealized appreciation/ depreciation	23,842	(4,854)	—
Realized gains (losses)	—	—	—
Ending Balance	$96,562	$56,083 †	$11,738
Net change in unrealized appreciation/depreciation from investments still held as of March 28, 2013	$23,842	$(4,854)	$—

†  Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 28, 2013.

	Fair Value at March 28, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Communications Technology
Convertible Preferred Stock	$1,212	Asset Approach	Net Tangible Assets	$0.23		$0.23		$0.23		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%		28.5%		28.0%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.4	x	7.6	x	0.8	x	Increase
			Discount for Lack of Marketability	10%		10%		10%		Decrease
		Merger & Acquisition Transactions	Sale/Merger Scenario	$10.37		$10.37		$10.37		Increase
Computer Services, Software & Systems
Convertible Preferred Stock	$51,354	Adjusted Stock Price	Discount for Illiquidity	1.67%		1.67%		1.67%		Decrease
Preferred Stock	$11,738	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		17.5%		17.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.9	x	9.5	x	8.7	x	Increase
			Discount for Lack of Marketability	15%		15%		15%		Decrease

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at March 28, 2013 (000)	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Computer Technology
Common Stock	$35,448	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
Convertible Preferred Stock	$3,517		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.4	x	19.3	x	16.6	x	Increase
			Discount for Lack of Marketability	10%		10%		10%		Decrease
Entertainment
Common Stock	$61,114	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ EBITDA	11.1	x	24.5	x	19.7	x	Increase
			Discount for Lack of Marketability	10%		10%		10%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However,

the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Portfolio. For the period ended March 28, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.50% of the Portfolio's daily net assets.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances may be used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 28, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,394,988,000 and $2,154,775,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 28, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 28, 2013, advisory fees paid were reduced by approximately $122,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 28, 2013 is as follows:

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 28, 2013 (000)
$35,346	$1,034,658	$982,590	$116	$87,414

During the six months ended March 28, 2013, the Portfolio incurred approximately $17,000 in brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

on the accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 Distributions Paid From:		2011 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$16,705	$331,169	$8,346	$4,087

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, distribution redesignation, in-kind redemptions, basis adjustments for return of capital sold and tax adjustments on passive foreign investment companies and partnership investments held and sold by the Portfolio, resulted in the following reclassifications among the components of net assets at September 30, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in Capital (000)
$(17,205)	$76,295	$(59,090)

At September 30, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,308	$163,716

At March 28, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,580,620,000 and the aggregate gross unrealized depreciation is approximately $402,922,000 resulting in net unrealized appreciation of approximately $1,177,698,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

For the year ended September 30, 2012, the Portfolio realized losses from in-kind redemptions of approximately $59,735,000. These losses are not tax deductible to the Portfolio.

I. Other: At March 28, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 39.6% for Class P shares.

J. Accounting Pronouncement: In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolio's financial statements.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

26

(This Page has been left blank intentionally.)

(This Page has been left blank intentionally.)

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Trustee and Officer Information (unaudited)

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
655715 EXP [05/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

Core Fixed Income Portfolio

Semi-Annual
Report

March 28, 2013

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
U.S. Privacy Policy	26
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Fixed Income Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

April 2013

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Expense Example (unaudited)

Core Fixed Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 28, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Actual Ending Account Value 3/28/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Fixed Income Portfolio Class I	$1,000.00	$1,004.80	$1,022.12	$2.41	$2.43	0.49%
Core Fixed Income Portfolio Class P	1,000.00	1,003.60	1,020.89	3.64	3.67	0.74
Core Fixed Income Portfolio Class H	1,000.00	1,003.00	1,020.89	3.63	3.67	0.74
Core Fixed Income Portfolio Class L	1,000.00	1,002.30	1,019.67	4.86	4.90	0.99

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 179/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.4%)
Agency Fixed Rate Mortgages (25.7%)
Federal Home Loan Mortgage Corporation, April TBA: 3.50%, 4/25/43 (a)	$210	$221
Gold Pools: 3.50%, 8/1/42	208	219
4.00%, 12/1/41 - 11/1/42	989	1,076
5.00%, 10/1/35	546	590
6.00%, 5/1/37 - 10/1/38	242	265
7.50%, 5/1/35	55	67
8.00%, 8/1/32	28	35
8.50%, 8/1/31	44	55
Federal National Mortgage Association, April TBA: 3.50%, 4/25/43 (a)	1,673	1,767
4.00%, 4/25/43 (a)	220	235
Conventional Pools: 3.50%, 12/1/42	919	973
4.00%, 11/1/41 - 12/1/41	1,140	1,218
4.50%, 8/1/40 - 8/1/41	1,764	1,927
5.00%, 3/1/39	563	626
5.50%, 4/1/34 - 2/1/38	1,244	1,367
6.00%, 1/1/38	121	132
6.50%, 7/1/29 - 2/1/33	260	304
7.00%, 10/1/31 - 12/1/31	2	2
7.50%, 8/1/37	90	110
8.00%, 4/1/33	67	83
8.50%, 10/1/32	65	81
Government National Mortgage Association, April TBA: 4.50%, 4/25/43 (a)	199	218
Various Pools: 3.50%, 11/20/42	598	640
4.00%, 1/20/42 - 4/20/42	1,042	1,129
4.50%, 8/15/39	242	266
		13,606
Asset-Backed Securities (4.9%)
Ally Master Owner Trust, 1.54%, 9/15/19	170	171
2.88%, 4/15/15 (b)	225	225
Brazos Higher Education Authority 1.15%, 7/25/29 (c)	325	330
CVS Pass-Through Trust 6.04%, 12/10/28	112	132
Discover Card Master Trust 0.55%, 8/15/16 (c)	300	301
Enterprise Fleet Financing LLC, 1.43%, 10/20/16 (b)	95	95
1.62%, 5/20/17 (b)	80	81
Ford Credit Floorplan Master Owner Trust 2.12%, 2/15/16	175	178
Great America Leasing Receivables 1.69%, 2/15/14 (b)	114	114
Louisiana Public Facilities Authority 1.20%, 4/26/27 (c)	325	329
	Face Amount (000)	Value (000)
MMCA Auto Owner Trust 2011-A 1.22%, 1/15/15 (b)	$91	$91
North Carolina State Education Assistance Authority 1.20%, 1/26/26 (c)	225	227
Panhandle-Plains Higher Education Authority, Inc. 1.23%, 7/1/24 (c)	125	127
Textainer Marine Containers Ltd. 4.70%, 6/15/26 (b)	206	209
		2,610
Collateralized Mortgage Obligations — Agency Collateral Series (9.6%)
Federal Home Loan Mortgage Corporation, 1.88%, 5/25/19	230	236
2.09%, 3/25/19	159	165
2.32%, 10/25/18	155	163
2.57%, 9/25/22	281	287
2.70%, 5/25/18	335	359
2.79%, 1/25/22	300	314
2.97%, 10/25/21	300	319
3.87%, 4/25/21	325	367
IO 0.68%, 1/25/21 (c)	2,257	88
IO PAC REMIC 6.27%, 6/15/40 (c)	1,689	325
IO REMIC 5.85%, 4/15/39 (c)	761	172
IO STRIPS 8.00%, 1/1/28	18	3
REMIC 3.50%, 12/15/42	326	325
Federal National Mortgage Association, 3.76%, 6/25/21	110	121
IO 6.19%, 9/25/20 (c)	1,749	484
IO REMIC 6.40%, 9/25/38 (c)	565	132
REMIC 9.19%, 10/25/41 (c)(d)	159	164
Government National Mortgage Association, IO 0.84%, 8/20/58 (c)	2,807	95
1.36%, 4/16/53 (c)	4,453	346
5.00%, 2/16/41	150	28
5.85%, 11/16/40 (c)	1,013	205
5.90%, 8/16/42 (c)	727	155
6.40%, 4/16/41 (c)	1,016	232
		5,085
Commercial Mortgage-Backed Securities (4.8%)
COMM Mortgage Trust 3.28%, 1/10/46	120	123
Extended Stay America Trust 2.96%, 12/5/31 (b)	125	127
GS Mortgage Securities Corp. II 1.05%, 11/8/29 (b)(c)	160	161
3.28%, 2/10/46	82	84
GS Mortgage Securities Trust 3.71%, 8/10/44	240	262

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
JP Morgan Chase Commercial Mortgage Securities Trust, 4.17%, 8/15/46	$240	$270
4.39%, 7/15/46 (b)	350	398
Queens Center Mortgage Trust 3.28%, 1/11/37 (b)	211	213
UBS-Barclays Commercial Mortgage Trust 3.53%, 5/10/63	80	85
Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/45	100	102
WF-RBS Commercial Mortgage Trust, 3.31%, 3/15/45	120	123
Series 2011-C2 4.87%, 2/15/44 (b)(c)	315	369
Series 2012-C7 3.43%, 6/15/45	238	253
		2,570
Corporate Bonds (32.6%)
Finance (14.0%)
ABB Treasury Center USA, Inc. 2.50%, 6/15/16 (b)(e)	175	183
Abbey National Treasury Services PLC, MTN 3.88%, 11/10/14 (b)	140	145
ABN Amro Bank N.V. 4.25%, 2/2/17 (b)	200	218
Aegon N.V. 4.63%, 12/1/15 (e)	175	191
American International Group, Inc. 8.25%, 8/15/18	100	130
AvalonBay Communities, Inc. 2.95%, 9/15/22 (e)	75	74
Bank of America Corp. 5.70%, 1/24/22	225	264
Barclays Bank PLC 6.05%, 12/4/17 (b)	200	224
Berkshire Hathaway, Inc. 3.75%, 8/15/21 (e)	235	256
BNP Paribas SA 5.00%, 1/15/21 (e)	135	152
Boston Properties LP, 3.85%, 2/1/23	100	106
5.88%, 10/15/19	30	36
Brookfield Asset Management, Inc. 5.80%, 4/25/17	65	73
Cigna Corp., 2.75%, 11/15/16	70	74
5.38%, 2/15/42	60	68
Citigroup, Inc., (See Note G)
6.13%, 11/21/17 - 5/15/18	71	85
8.50%, 5/22/19	72	96
Commonwealth Bank of Australia 5.00%, 3/19/20 (b)	75	87
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.88%, 2/8/22	75	79
Coventry Health Care, Inc. 5.45%, 6/15/21	120	142
	Face Amount (000)	Value (000)
Credit Agricole SA 3.00%, 10/1/17 (b)(e)	$200	$207
Credit Suisse, 5.40%, 1/14/20 (e)	85	95
6.00%, 2/15/18 (e)	60	70
Dexus Diversified Trust/Dexus Office Trust 5.60%, 3/15/21 (b)	100	112
General Electric Capital Corp., 5.30%, 2/11/21 (e)	110	126
Series G 6.00%, 8/7/19 (e)	190	231
Goldman Sachs Group, Inc. (The) 2.38%, 1/22/18	450	457
Hartford Financial Services Group, Inc. 5.50%, 3/30/20 (e)	110	129
HSBC Finance Corp. 6.68%, 1/15/21	100	119
HSBC Holdings PLC 4.00%, 3/30/22 (e)	70	75
Intesa Sanpaolo SpA 3.88%, 1/16/18	200	194
JPMorgan Chase & Co., 3.20%, 1/25/23	170	170
4.50%, 1/24/22	50	55
MetLife, Inc. 7.72%, 2/15/19 (e)	60	78
Nationwide Building Society 6.25%, 2/25/20 (b)	145	170
Nationwide Financial Services, Inc. 5.38%, 3/25/21 (b)	75	83
Nordea Bank AB 4.88%, 5/13/21 (b)(e)	200	217
Pacific LifeCorp 6.00%, 2/10/20 (b)	125	144
Platinum Underwriters Finance, Inc., Series B 7.50%, 6/1/17 (e)	120	135
Principal Financial Group, Inc. 8.88%, 5/15/19	100	136
Prudential Financial, Inc. 7.38%, 6/15/19	270	347
Royal Bank of Scotland Group PLC 2.55%, 9/18/15	120	123
Skandinaviska Enskilda Banken AB 1.75%, 3/19/18 (b)	200	200
Societe Generale SA 5.20%, 4/15/21 (b)(e)	200	224
Standard Chartered PLC 3.95%, 1/11/23 (b)(e)	200	200
Svenska Handelsbanken AB 2.88%, 4/4/17 (e)	250	264
Swedbank AB 1.75%, 3/12/18 (b)	200	199
UnitedHealth Group, Inc., 1.40%, 10/15/17	50	50
2.75%, 2/15/23	30	30
Wells Fargo & Co., Series M 3.45%, 2/13/23	100	101
		7,424

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (16.4%)
AbbVie, Inc. 2.90%, 11/6/22 (b)	$100	$100
Actavis, Inc. 3.25%, 10/1/22 (e)	50	51
Agilent Technologies, Inc. 5.50%, 9/14/15	120	133
Air Products & Chemicals, Inc. 2.00%, 8/2/16 (e)	165	171
Allergan, Inc. 2.80%, 3/15/23	35	35
Altria Group, Inc. 2.85%, 8/9/22	55	54
Amazon.com, Inc. 1.20%, 11/29/17	150	149
American Honda Finance Corp. 2.13%, 2/28/17 (b)	200	208
Amgen, Inc. 3.88%, 11/15/21	100	109
AT&T, Inc. 6.30%, 1/15/38	170	205
Bemis Co., Inc. 4.50%, 10/15/21	110	120
Boeing Capital Corp. 2.13%, 8/15/16	175	182
BP Capital Markets PLC 3.25%, 5/6/22	125	129
British Sky Broadcasting Group PLC 3.13%, 11/26/22 (b)(e)	75	75
Burlington Northern Santa Fe LLC 5.65%, 5/1/17	115	135
Canadian Oil Sands Ltd. 7.75%, 5/15/19 (b)	125	158
Cardinal Health, Inc. 3.20%, 3/15/23	100	100
CF Industries, Inc. 6.88%, 5/1/18	150	180
ConAgra Foods, Inc., 3.20%, 1/25/23 (e)	40	40
4.65%, 1/25/43	50	50
ConocoPhillips 6.50%, 2/1/39	25	34
CRH America, Inc. 6.00%, 9/30/16	135	154
Daimler Finance North America LLC 8.50%, 1/18/31	55	85
Deere & Co. 3.90%, 6/9/42	50	50
Deutsche Telekom International Finance BV 8.75%, 6/15/30	65	92
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 3.80%, 3/15/22 (e)	50	51
Discovery Communications LLC 3.25%, 4/1/23 (e)	50	51
Eaton Corp. 2.75%, 11/2/22 (b)	105	105
Experian Finance PLC 2.38%, 6/15/17 (b)	210	214
	Face Amount (000)	Value (000)
Express Scripts Holding Co. 3.90%, 2/15/22 (e)	$45	$48
Fiserv, Inc. 3.13%, 6/15/16	80	84
FMC Technologies, Inc. 3.45%, 10/1/22	55	56
Ford Motor Credit Co., LLC 4.21%, 4/15/16	200	213
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 3/15/18 (b)	60	60
3.88%, 3/15/23 (b)	50	50
Gap, Inc. (The) 5.95%, 4/12/21	75	86
Georgia-Pacific LLC 5.40%, 11/1/20 (b)	90	107
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	105	106
4.20%, 3/18/43	25	25
Goldcorp, Inc. 3.70%, 3/15/23 (e)	100	101
Grupo Bimbo SAB de CV 4.88%, 6/30/20 (b)	100	113
Harley-Davidson Funding Corp. 6.80%, 6/15/18 (b)	105	129
Heathrow Funding Ltd. 4.88%, 7/15/21 (b)(e)	170	190
Hewlett-Packard Co. 4.65%, 12/9/21 (e)	40	42
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19 (b)	85	99
Intel Corp. 2.70%, 12/15/22	100	99
Kraft Foods Group, Inc. 5.38%, 2/10/20	102	122
L-3 Communications Corp. 4.75%, 7/15/20	135	150
LVMH Moet Hennessy Louis Vuitton SA 1.63%, 6/29/17 (b)	150	152
Motorola Solutions, Inc. 3.75%, 5/15/22	50	51
Murphy Oil Corp. 3.70%, 12/1/22 (e)	75	73
NBC Universal Media LLC, 2.88%, 1/15/23	175	174
5.95%, 4/1/41	50	61
NetApp, Inc. 2.00%, 12/15/17	50	50
Odebrecht Finance Ltd. 6.00%, 4/5/23 (b)	168	189
Omnicom Group, Inc. 3.63%, 5/1/22	100	102
PepsiCo, Inc. 2.75%, 3/5/22	125	128
Philip Morris International, Inc. 2.50%, 8/22/22	130	129
Phillips 66 4.30%, 4/1/22	50	55
Qtel International Finance Ltd. 3.25%, 2/21/23 (b)	200	197

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Rogers Communications, Inc. 3.00%, 3/15/23	$125	$126
Sanofi 4.00%, 3/29/21	135	151
Schneider Electric SA 2.95%, 9/27/22 (b)(e)	125	127
SK Telecom Co., Ltd. 2.13%, 5/1/18 (b)	200	201
Sonoco Products Co. 5.75%, 11/1/40	100	114
Syngenta Finance N.V. 3.13%, 3/28/22	130	134
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/22 (e)	75	78
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	215	229
Time Warner Cable, Inc., 4.50%, 9/15/42 (e)	50	46
6.75%, 6/15/39	40	47
United Technologies Corp. 4.50%, 6/1/42	40	43
Vale Overseas Ltd. 5.63%, 9/15/19 (e)	85	96
VF Corp. 3.50%, 9/1/21	105	112
Volkswagen International Finance N.V. 2.38%, 3/22/17 (b)(e)	115	119
Weatherford International Ltd. 4.50%, 4/15/22 (e)	100	103
Wesfarmers Ltd., 1.87%, 3/20/18 (b)	55	56
2.98%, 5/18/16 (b)	85	90
Westvaco Corp. 8.20%, 1/15/30	45	56
Woolworths Ltd. 4.00%, 9/22/20 (b)	125	136
WPP Finance 2010 3.63%, 9/7/22	150	150
		8,675
Utilities (2.2%)
CEZ AS 4.25%, 4/3/22 (b)	200	213
Enterprise Products Operating LLC, 5.25%, 1/31/20	50	59
Series N 6.50%, 1/31/19	160	199
Exelon Generation Co., LLC 6.25%, 10/1/39	140	163
Kinder Morgan Energy Partners LP 5.95%, 2/15/18 (e)	160	191
Plains All American Pipeline LP/PAA Finance Corp., 6.70%, 5/15/36	60	76
8.75%, 5/1/19	65	88
PPL WEM Holdings PLC 3.90%, 5/1/16 (b)	150	158
		1,147
		17,246
	Face Amount (000)	Value (000)
Municipal Bonds (1.3%)
City of Chicago, IL, O'Hare International Airport Revenue 6.40%, 1/1/40	$40	$52
City of New York, NY, Series G-1 5.97%, 3/1/36	85	109
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.18%, 1/1/34	130	165
Municipal Electric Authority of Georgia 6.66%, 4/1/57	155	183
State of California, General Obligation Bonds 5.95%, 4/1/16	175	200
		709
Sovereign (4.5%)
Banco Nacional de Desenvolvimento, Economico e Social 5.50%, 7/12/20 (b)(e)	150	170
Brazilian Government International Bond 4.88%, 1/22/21	120	140
Caixa Economica Federal 3.50%, 11/7/22 (b)	150	144
Credit Mutuel - CIC Home Loan SFH 1.50%, 11/16/17 (b)	200	201
Eskom Holdings SOC Ltd. 5.75%, 1/26/21 (b)	200	218
KazMunaiGaz Finance Sub BV 6.38%, 4/9/21 (b)	200	234
Mexico Government International Bond 3.63%, 3/15/22 (e)	130	138
Peruvian Government International Bond 8.75%, 11/21/33	110	180
Petroleos Mexicanos 4.88%, 1/24/22	250	277
Poland Government International Bond 5.00%, 3/23/22	290	332
Russian Foreign Bond - Eurobond 4.50%, 4/4/22 (b)(e)	200	218
South Africa Government International Bond 4.67%, 1/17/24	100	108
		2,360
U.S. Agency Securities (2.4%)
Federal National Mortgage Association, 0.88%, 10/26/17	300	301
5.38%, 6/12/17 (e)	700	835
6.63%, 11/15/30	100	149
		1,285
U.S. Treasury Securities (12.6%)
U.S. Treasury Bonds, 3.00%, 5/15/42	440	431
3.13%, 11/15/41	1,488	1,497
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
U.S. Treasury Notes, 0.38%, 1/15/16	$1,000	$1,001
1.25%, 10/31/15	815	835
1.63%, 11/15/22 (e)	787	773
2.25%, 3/31/16 (e)	2,025	2,139
		6,676
Total Fixed Income Securities (Cost $50,072)		52,147
	Shares
Short-Term Investments (22.3%)
Securities held as Collateral on Loaned Securities (16.6%)
Investment Company (14.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	7,866,535	7,867
	Face Amount (000)
Repurchase Agreement (1.7%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $915; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $934)	$915	915
Total Securities held as Collateral on Loaned Securities (Cost $8,782)		8,782
	Shares
Investment Company (5.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $2,948)	2,947,501	2,948
	Face Amount (000)	Value (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill 0.12%, 8/8/13 (f)(g) (Cost $25)	$25	$25
Total Short-Term Investments (Cost $11,755)		11,755
Total Investments (120.7%) (Cost $61,827) Including $8,579 of Securities Loaned (h)		63,902
Liabilities in Excess of Other Assets (-20.7%)		(10,943)
Net Assets (100.0%)		$52,959

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 28, 2013.

(e)  All or a portion of this security was on loan at March 28, 2013.

(f)  Rate shown is the yield to maturity at March 28, 2013.

(g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	31	$6,834	Jun-13	$— @
U.S. Treasury 5 yr. Note	54	6,699	Jun-13	5
U.S. Treasury Ultra Long Bond	4	631	Jun-13	(4)
Short:
U.S. Treasury 30 yr. Bond	1	(145)	Jun-13	(— @)
U.S. Treasury 10 yr. Note	45	(5,939)	Jun-13	(31)
				$(30)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Fixed Income Portfolio

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 28, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (unaudited)
Barclays Bank Alcoa, Inc.	Buy	$250	1.00%	6/20/18	$22	$1	$23	BBB-
Barclays Bank Devon Energy Company	Buy	275	1.00	6/20/18	4	(— @)	4	BBB+
Barclays Bank Transocean, Inc.	Buy	275	1.00	6/20/18	12	(— @)	12	BBB-
JPMorgan Chase CDX.NA.IG.20	Sell	1,000	1.00	6/20/18	6	(1)	5	NR
JPMorgan Chase Kohl's Corporation	Buy	275	1.00	6/20/18	16	(1)	15	BBB+
		$2,075			$60	$(1)	$59

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 28, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$750	$(11)
Barclays Bank	3 Month LIBOR	Receive	0.81	9/24/17	1,180	1
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17	1,770	(1)
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17	3,026	(7)
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	1,190	(14)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	1,200	(11)
						$(43)

@    Value is less than $500.

LIBOR  London Interbank Offered Rate.

NR    Not Rated.

†    Credit Rating as issued by Standard and Poor's.

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	24.7%
Other**	19.4
Industrials	15.7
Finance	13.5
U.S. Treasury Securities	12.1
Collateralized Mortgage Obligations — Agency Collateral Series	9.2
Short-Term Investments	5.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 28, 2013.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $20,248,000 and net unrealized depreciation of approximately $30,000. Does not include open swap agreements with net unrealized depreciation of approximately $44,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Core Fixed Income Portfolio

Statement of Assets and Liabilities	March 28, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $50,862)	$52,906
Investment in Securities of Affiliated Issuers, at Value (Cost $10,965)	10,996
Total Investments in Securities, at Value (Cost $61,827)	63,902
Cash	3
Interest Receivable	352
Receivable for Investments Sold	275
Premium Paid on Open Swap Agreements	60
Due from Adviser	24
Receivable from Affiliate	4
Receivable for Swap Agreement Termination	7
Unrealized Appreciation on Swap Agreements	2
Tax Reclaim Receivable	1
Receivable for Portfolio Shares Sold	—	@
Other Assets	15
Total Assets	64,645
Liabilities:
Collateral on Securities Loaned, at Value	8,783
Payable for Investments Purchased	2,662
Payable for Portfolio Shares Redeemed	82
Unrealized Depreciation on Swap Agreements	46
Payable for Sub Transfer Agency Fees	41
Payable for Professional Fees	30
Premium Due to Broker for Swap Agreement	16
Payable for Trustees' Fees and Expenses	4
Payable for Custodian Fees	4
Payable for Transfer Agent Fees	4
Payable for Administration Fees	3
Payable for Variation Margin	1
Payable for Shareholder Services Fees — Class P	—	@
Payable for Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	10
Total Liabilities	11,686
Net Assets	$52,959
Net Assets Consist Of:
Paid-in-Capital	$87,934
Undistributed Net Investment Income	566
Accumulated Net Realized Loss	(37,542)
Unrealized Appreciation (Depreciation) on:
Investments	2,044
Investments in Affiliates	31
Futures Contracts	(30)
Swap Agreements	(44)
Net Assets	$52,959

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Core Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 28, 2013 (000)
CLASS I:
Net Assets	$52,576
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	5,061,700
Net Asset Value, Offering and Redemption Price Per Share	$10.39
CLASS P:
Net Assets	$336
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	32,219
Net Asset Value, Redemption Price Per Share	$10.44
Maximum Sales Load§§	4.25%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$10.90
CLASS H:
Net Assets	$37
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	3,557
Net Asset Value, Redemption Price Per Share	$10.44
Maximum Sales Load§§	4.00%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$10.88
CLASS L:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	972
Net Asset Value, Offering and Redemption Price Per Share	$10.44
(1) Including: Securities on Loan, at Value:	$8,579

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

§§  Effective February 25, 2013, the Trustees approved the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolio and an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolio from 3.50% to 4.00%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Core Fixed Income Portfolio

Statement of Operations	Six Months Ended March 28, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$783
Income from Securities Loaned — Net	6
Interest from Securities of Affiliated Issuers	5
Dividends from Security of Affiliated Issuer	2
Total Investment Income	796
Expenses:
Advisory Fees (Note B)	102
Sub Transfer Agency Fees	41
Professional Fees	38
Registration Fees	32
Administration Fees (Note C)	22
Pricing Fees	14
Custodian Fees (Note F)	13
Shareholder Reporting Fees	13
Transfer Agency Fees (Note E)	6
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class P (Note D)	— @
Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Other Expenses	3
Total Expenses	286
Waiver of Advisory Fees (Note B)	(102)
Expenses Reimbursed by Adviser (Note B)	(48)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Expense Offset (Note F)	(— @)
Net Expenses	134
Net Investment Income	662
Realized Gain:
Investments Sold	591
Futures Contracts	48
Swap Agreements	4
Net Realized Gain	643
Change in Unrealized Appreciation (Depreciation):
Investments	(1,005)
Investments in Affiliates	2
Futures Contracts	(30)
Swap Agreements	(19)
Net Change in Unrealized Appreciation (Depreciation)	(1,052)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(409)
Net Increase in Net Assets Resulting from Operations	$253

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Core Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 28, 2013R (unaudited) (000)	Year Ended September 30, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$662	$1,698
Net Realized Gain	643	1,478
Net Change in Unrealized Appreciation (Depreciation)	(1,052)	1,356
Net Increase in Net Assets Resulting from Operations	253	4,532
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(857)	(2,115)
Class P:
Net Investment Income	(5)	(3)
Class H:
Net Investment Income	(2)	(— @)*
Class L:
Net Investment Income	(— @)	(— @)*
Total Distributions	(864)	(2,118)
Capital Share Transactions:(1)
Class I:
Subscribed	492	1,368
Distributions Reinvested	856	2,115
Redeemed	(5,181)	(12,743)
Class P:
Subscribed	71	304
Distributions Reinvested	5	3
Redeemed	(65)	(28)
Class H:
Subscribed	240	10 *
Distributions Reinvested	2	—
Redeemed	(213)	—
Class L:
Subscribed	—	10 *
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,793)	(8,961)
Total Decrease in Net Assets	(4,404)	(6,547)
Net Assets:
Beginning of Period	57,363	63,910
End of Period (Including Undistributed Net Investment Income of $566 and $768)	$52,959	$57,363
(1) Capital Share Transactions:
Class I:
Shares Subscribed	48	134
Shares Issued on Distributions Reinvested	82	210
Shares Redeemed	(498)	(1,248)
Net Decrease in Class I Shares Outstanding	(368)	(904)
Class P:
Shares Subscribed	7	30
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(6)	(3)
Net Increase in Class P Shares Outstanding	1	27
Class H:
Shares Subscribed	23	1 *
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(20)	—
Net Increase in Class H Shares Outstanding	3	1 *
Class L:
Shares Subscribed	—	1 *

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 27, 2012 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Core Fixed Income Portfolio

	Class I
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.50		$10.08	$9.96		$9.49		$9.18		$10.77
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.29	0.34		0.34		0.34		0.53
Net Realized and Unrealized Gain (Loss)	(0.07)		0.48	0.08		0.45		0.57		(1.60)
Total from Investment Operations	0.05		0.77	0.42		0.79		0.91		(1.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.35)	(0.30)		(0.32)		(0.60)		(0.52)
Redemption Fees	—		—	—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$10.39		$10.50	$10.08		$9.96		$9.49		$9.18
Total Return++	0.48	%#	7.83%	4.34%		8.57%		10.41%		(10.40)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$52,576		$57,013	$63,866		$75,651		$93,768		$186,305
Ratio of Expenses to Average Net Assets (1)	0.49	%*+††	0.49%+	0.50	%+††	0.50	%+††	0.50	%+	0.49%+
Ratio of Net Investment Income to Average Net Assets (1)	2.45	%*+††	2.80%+	3.43	%+††	3.58	%+††	3.73	%+	5.11%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.00	%§	0.01%		0.01%
Portfolio Turnover Rate	100	%#	216%	234%		261%		437%		306%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.05	%*††	0.97%	0.99	%††	0.67	%+††	0.61	%+	0.53%+
Net Investment Income to Average Net Assets	1.89	%*††	2.32%	2.94	%††	3.41	%+††	3.62	%+	5.07%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Core Fixed Income Portfolio

	Class P
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.56		$10.14	$10.01		$9.53		$9.12		$10.71
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.23	0.31		0.32		0.31		0.50
Net Realized and Unrealized Gain (Loss)	(0.08)		0.52	0.09		0.46		0.58		(1.60)
Total from Investment Operations	0.03		0.75	0.40		0.78		0.89		(1.10)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.33)	(0.27)		(0.30)		(0.48)		(0.49)
Redemption Fees	—		—	—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$10.44		$10.56	$10.14		$10.01		$9.53		$9.12
Total Return++	0.36	%#	7.55%	4.11%		8.47%		10.10%		(10.68)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$336		$330	$44		$209		$214		$487
Ratio of Expenses to Average Net Assets (1)	0.74	%*+††	0.74%+	0.75	%+††	0.75	%+††	0.75	%+	0.74%+
Ratio of Net Investment Income to Average Net Assets (1)	2.20	%*+††	2.25%+	3.18	%+††	3.33	%+††	3.48	%+	4.87%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.00	%§	0.01%		0.01%
Portfolio Turnover Rate	100	%#	216%	234%		261%		437%		306%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.30	%*††	1.33%	1.24	%††	0.92	%+††	0.86	%+	0.78%+
Net Investment Income to Average Net Assets	1.64	%*††	1.66%	2.69	%††	3.16	%+††	3.37	%+	4.84%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Core Fixed Income Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.56		$10.29
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.07
Net Realized and Unrealized Gain (Loss)	(0.08)		0.28
Total from Investment Operations	0.03		0.35
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.08)
Net Asset Value, End of Period	$10.44		$10.56
Total Return++	0.30	%#	3.37	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$37		$10
Ratio of Expenses to Average Net Assets (1)	0.74	%*+††	0.74	%*+
Ratio of Net Investment Income to Average Net Assets (1)	2.20	%*+††	1.68	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	100	%#	216	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.30	%*††	1.37	%*
Net Investment Income to Average Net Assets	1.64	%*††	1.05	%*

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Core Fixed Income Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.55		$10.29
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.06
Net Realized and Unrealized Gain (Loss)	(0.08)		0.27
Total from Investment Operations	0.02		0.33
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.07)
Net Asset Value, End of Period	$10.44		$10.55
Total Return++	0.23	%#	3.23	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses to Average Net Assets (1)	0.99	%*+††	0.99	%*+
Ratio of Net Investment Income to Average Net Assets (1)	1.95	%*+††	1.45	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	100	%#	216	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.55	%*††	1.58	%*
Net Investment Income to Average Net Assets	1.39	%*††	0.86	%*

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc., (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange

(for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$13,606	$—	$13,606
Asset-Backed Securities	—	2,610	—	2,610
Collateralized Mortgage Obligations — Agency Collateral Series	—	5,085	—	5,085
Commercial Mortgage-Backed Securities	—	2,570	—	2,570
Corporate Bonds	—	17,246	—	17,246
Municipal Bonds	—	709	—	709
Sovereign	—	2,360	—	2,360
U.S. Agency Securities	—	1,285	—	1,285
U.S. Treasury Securities	—	6,676	—	6,676
Total Fixed Income Securities	—	52,147	—	52,147
Short-Term Investments
Investment Company	10,815	—	—	10,815
Repurchase Agreement	—	915	—	915
U.S. Treasury Security	—	25	—	25
Total Short-Term Investments	10,815	940	—	11,755
Futures Contracts	5	—	—	5
Credit Default Swap Agreements	—	1	—	1
Interest Rate Swap Agreements	—	1	—	1
Total Assets	10,820	53,089	—	63,909

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Futures Contracts	$(35)	$—	$—	$(35)
Credit Default Swap Agreements	—	(2)	—	(2)
Interest Rate Swap Agreements	—	(44)	—	(44)
Total Liabilities	(35)	(46)	—	(81)
Total	$10,785	$53,043	$—	$63,828

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. In a zero coupon interest rate swap, payment only occurs at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of floating rate investments been rolled over through the life of the swap. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will require the clearing and exchange-trading of many OTC swap agreements. Mandatory exchange-trading and clearing will occur on a phased-in basis.

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security and commonly referred to as credit default swaps. Where a Portfolio is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When a Portfolio is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed upon) value of a referenced debt obligation upon default of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative.

Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210 "Balance Sheet" ("ASC 210"). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation (Depreciation) on Swap Agreements" in the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements in the Statement of Operations.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 28, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$5	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	1
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	1
Total			$7

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$(35	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(2)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(44)
Total			$(81)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 28, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$48
Credit Risk	Swap Agreements	10
Interest Rate Risk	Swap Agreements	(6)
Total		$52
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(30)
Credit Risk	Swap Agreements	(1)
Interest Rate Risk	Swap Agreements	(18)
Total		$(49)

For the six months ended March 28, 2013, the average monthly original value of futures contracts was approximately $25,671,000 and the average monthly notional amount of swap agreements was approximately $14,349,000.

4.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $8,579,000 and $8,783,000, respectively. The Portfolio received cash collateral of approximately $8,783,000, of which, approximately $8,782,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At March 28, 2013, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Portfolio. For the period ended March 28, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.50% for Class I shares, 0.75% for Class P shares, 0.75% for Class H shares and 1.00% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the

Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended March 28, 2013, approximately $150,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances may be used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 28, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $8,803,000 and $7,720,000, respectively. For the six months ended March 28, 2013, purchases and sales of long-term U.S. Government securities were approximately $45,529,000 and $50,076,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 28, 2013, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 28, 2013 is as follows:

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 28, 2013 (000)
$9,560	$23,996	$22,741	$2	$10,815

For the six months ended March 28, 2013, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Interest Income (000)	Value March 28, 2013 (000)
$179	—	—	—	$5	$181

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 Distributions Paid From: Ordinary Income (000)	2011 Distributions Paid From: Ordinary Income (000)
$2,118	$2,135

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$212	$(212)	—

At September 30, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$769	—

At March 28, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,399,000 and the aggregate gross unrealized depreciation is approximately $324,000 resulting in net unrealized appreciation of approximately $2,075,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At September 30, 2012 the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$34,679	September 30, 2017
3,319	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,347,000.

I. Accounting Pronouncement: In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolio's financial statements.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Trustee and Officer Information (unaudited)

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTFXDINCSAN
656034 EXP [05/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 28, 2013

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
U.S. Privacy Policy	30
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Plus Fixed Income Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

April 2013

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 28, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Actual Ending Account Value 3/28/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,015.60	$1,021.19	$3.36	$3.37	0.68%
Core Plus Fixed Income Portfolio Class P	1,000.00	1,013.30	1,019.96	4.59	4.61	0.93
Core Plus Fixed Income Portfolio Class H	1,000.00	1,014.30	1,019.96	4.59	4.61	0.93
Core Plus Fixed Income Portfolio Class L	1,000.00	1,012.10	1,018.73	5.82	5.84	1.18

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 179/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (97.1%)
Agency Adjustable Rate Mortgage (0.8%)
Federal National Mortgage Association,
Conventional Pool
2.34%, 5/1/35	$1,593		$1,697
Agency Fixed Rate Mortgages (26.7%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.50%, 4/1/43 (a)	810		853
Conventional Pools:
12.00%, 2/1/15	—	@	—	@
13.00%, 6/1/19	—	@	—	@
Gold Pools:
3.50%, 8/1/42	1,062		1,121
4.50%, 6/1/39 - 3/1/41	7,613		8,288
5.00%, 10/1/35	205		222
6.00%, 10/1/36 - 8/1/38	1,129		1,238
6.50%, 3/1/16 - 8/1/33	364		421
7.00%, 6/1/28 - 11/1/31	103		124
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/28 (a)	1,750		1,816
3.50%, 4/1/43 (a)	6,866		7,252
4.00%, 4/1/43 (a)	1,105		1,178
Conventional Pools:
3.50%, 12/1/42	3,582		3,792
4.00%, 11/1/41 - 1/1/42	9,550		10,193
5.00%, 1/1/37 - 3/1/41	2,365		2,582
5.50%, 6/1/35 - 5/1/41	7,022		7,760
6.00%, 5/1/38	991		1,087
6.50%, 11/1/23 - 1/1/34	3,833		4,420
7.00%, 11/1/13 - 1/1/34	623		731
8.50%, 1/1/15	2		2
9.50%, 4/1/30	559		674
12.00%, 11/1/15	17		17
12.50%, 9/1/15	2		3
Government National Mortgage Association,
April TBA:
4.00%, 4/15/43 (a)	900		974
Various Pools:
4.00%, 8/20/41 - 11/20/42	1,628		1,765
4.50%, 8/15/39	575		632
			57,145
Asset-Backed Securities (1.8%)
Contimortgage Home Equity Trust
8.10%, 8/15/25	39		39
CVS Pass-Through Trust
6.04%, 12/10/28	467		550
Mid-State Trust IV
8.33%, 4/1/30	27		28
Santander Drive Auto Receivables Trust,
Series 2010-3
3.06%, 11/15/17	1,075		1,110
	Face Amount (000)	Value (000)
Textainer Marine Containers Ltd.
4.70%, 6/15/26 (b)	$619	$628
U-Haul S Fleet LLC
4.90%, 10/25/23 (b)	1,308	1,402
		3,757
Collateralized Mortgage Obligations — Agency Collateral Series (5.1%)
Federal Home Loan Mortgage Corporation,
IO
0.68%, 1/25/21 (c)	10,010	391
IO PAC REMIC
6.27%, 6/15/40 (c)	9,652	1,857
IO REMIC
5.85%, 4/15/39 (c)	3,226	730
IO STRIPS
7.50%, 12/1/29	78	14
8.00%, 1/1/28	132	23
PAC REMIC
9.50%, 4/15/20	1	1
REMIC
3.50%, 12/15/42	1,337	1,333
Federal National Mortgage Association,
IO
6.19%, 9/25/20 (c)	5,150	1,425
IO PAC REMIC
8.00%, 9/18/27	338	68
IO REMIC
5.00%, 8/25/37	948	30
6.00%, 7/25/33	412	70
6.40%, 9/25/38 (c)	2,685	625
IO STRIPS
6.50%, 9/1/29 - 12/1/29	1,467	322
8.00%, 4/1/24	404	75
8.50%, 10/1/25	112	25
9.00%, 11/1/26	105	27
REMIC
7.00%, 9/25/32	674	792
9.19%, 10/25/41 (c)(d)	704	726
63.21%, 9/25/20 (c)(d)	7	14
Government National Mortgage Association,
IO
5.00%, 2/16/41	789	147
5.85%, 11/16/40 (c)	4,440	897
6.40%, 4/16/41 (c)	5,589	1,277
		10,869
Commercial Mortgage-Backed Securities (1.4%)
DBUBS Mortgage Trust
5.45%, 7/10/44 (b)(c)	325	374
Extended Stay America Trust
3.90%, 12/5/31 (b)	740	748
GS Mortgage Securities Corp. II
2.80%, 11/8/29 (b)(c)	500	504

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
Ladder Capital Commercial Mortgage Mortgage Trust
4.34%, 2/15/36 (b)	$158	$163
WF-RBS Commercial Mortgage Trust,
3.71%, 3/15/45 (c)	140	145
Series 2012-C7
3.43%, 6/15/45	966	1,028
		2,962
Corporate Bonds (36.2%)
Finance (15.4%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (b)(e)	800	835
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (b)	439	455
ABN Amro Bank N.V.
4.25%, 2/2/17 (b)	600	655
Aegon N.V.
4.63%, 12/1/15	480	523
Affiliated Managers Group, Inc.
3.95%, 8/15/38	269	335
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	400	432
American Campus Communities Operating Partnership LP
3.75%, 4/15/23 (f)	250	252
American International Group, Inc.
6.40%, 12/15/20	375	465
Banco de Credito del Peru
6.13%, 4/24/27 (b)(c)	400	432
Barclays Bank PLC
6.05%, 12/4/17 (b)	650	727
BNP Paribas SA
2.38%, 9/14/17	465	472
Brookfield Asset Management, Inc.
5.80%, 4/25/17	300	339
Capital One Bank, USA NA
3.38%, 2/15/23	366	363
Cigna Corp.,
2.75%, 11/15/16	335	354
5.38%, 2/15/42	220	250
Citigroup, Inc. (See Note G),
4.05%, 7/30/22	165	171
5.88%, 5/29/37	264	313
8.50%, 5/22/19	469	626
CNA Financial Corp.
5.75%, 8/15/21	315	373
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	300	349
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/9/22	475	479
	Face Amount (000)	Value (000)
Coventry Health Care, Inc.
5.45%, 6/15/21	$540	$638
Credit Agricole SA
3.00%, 10/1/17 (b)(e)	575	596
Credit Suisse
6.00%, 2/15/18 (e)	369	428
Discover Bank
7.00%, 4/15/20	575	717
General Electric Capital Corp.,
Series G
6.00%, 8/7/19 (e)	694	844
Genworth Financial, Inc.
7.20%, 2/15/21	375	438
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18 (e)	1,880	1,908
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (b)	850	990
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (e)	645	753
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	813	908
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (b)	350	350
HSBC Finance Corp.
6.68%, 1/15/21	420	498
HSBC Holdings PLC
4.00%, 3/30/22 (e)	275	296
ING Bank N.V.
3.75%, 3/7/17 (b)	600	640
ING US, Inc.
5.50%, 7/15/22 (b)	400	443
Intesa Sanpaolo SpA
3.88%, 1/16/18	580	561
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	380	389
JPMorgan Chase & Co.,
4.50%, 1/24/22	225	247
4.63%, 5/10/21	380	425
JPMorgan Chase Bank NA
6.00%, 10/1/17	715	843
Kilroy Realty LP
3.80%, 1/15/23	325	334
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	490	548
Markel Corp.
3.63%, 3/30/23	450	453
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	908	1,097
MetLife, Inc.
7.72%, 2/15/19 (e)	285	371

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)(e)	$485	$487
Nationwide Building Society
6.25%, 2/25/20 (b)	645	756
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (b)	450	498
Nordea Bank AB
4.88%, 5/13/21 (b)	765	829
PHH Corp.
4.00%, 9/1/14	287	317
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17 (e)	791	889
Principal Financial Group, Inc.
1.85%, 11/15/17	575	582
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (b)(c)	550	578
Realty Income Corp.
3.25%, 10/15/22	400	392
Santander Holdings USA, Inc.,
3.00%, 9/24/15	105	108
4.63%, 4/19/16 (e)	250	268
Societe Generale SA
5.20%, 4/15/21 (b)(e)	455	509
Standard Chartered PLC
3.95%, 1/11/23 (b)	310	309
Swedbank AB
2.13%, 9/29/17 (b)	460	466
UnitedHealth Group, Inc.,
1.40%, 10/15/17	200	202
2.75%, 2/15/23	125	124
WellPoint, Inc.
2.75%, 10/15/42 (b)	330	362
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	320	323
		32,914
Industrials (19.4%)
AbbVie, Inc.
2.90%, 11/6/22 (b)	450	451
Actavis, Inc.
3.25%, 10/1/22 (e)	225	229
Albea Beauty Holdings SA
8.38%, 11/1/19 (b)	600	642
Allegheny Technologies, Inc.
4.25%, 6/1/14	297	320
American Honda Finance Corp.
2.13%, 2/28/17 (b)	770	800
American Tower Corp.
3.50%, 1/31/23 (e)	375	373
Amgen, Inc.
3.88%, 11/15/21	400	437
	Face Amount (000)	Value (000)
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 1/15/20	$425	$513
Anixter, Inc.
5.63%, 5/1/19	220	235
ARAMARK Corp.
5.75%, 3/15/20 (b)	410	421
ArcelorMittal
10.35%, 6/1/19 (e)	416	526
AT&T, Inc.,
5.35%, 9/1/40	150	161
6.30%, 1/15/38	500	602
Best Buy Co., Inc.
3.75%, 3/15/16 (e)	350	352
Boston Scientific Corp.
6.00%, 1/15/20	480	562
BP Capital Markets PLC
3.25%, 5/6/22	600	621
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (b)(e)	350	350
Burlington Northern Santa Fe LLC
3.05%, 3/15/22	400	410
Canadian Oil Sands Ltd.
7.75%, 5/15/19 (b)	425	536
Cardinal Health, Inc.
3.20%, 3/15/23	420	419
CF Industries, Inc.
6.88%, 5/1/18	475	570
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (e)	560	617
ConAgra Foods, Inc.,
3.20%, 1/25/23 (e)	180	180
4.65%, 1/25/43	225	225
Continental Resources, Inc.
7.13%, 4/1/21	305	347
CRH America, Inc.
6.00%, 9/30/16	580	660
Daimler Finance North America LLC
8.50%, 1/18/31	224	348
Deere & Co.
3.90%, 6/9/42	220	218
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (e)	200	205
Discovery Communications LLC
3.25%, 4/1/23 (e)	225	229
Eaton Corp.
2.75%, 11/2/22 (b)	425	423
Eldorado Gold Corp.
6.13%, 12/15/20 (b)(e)	380	396
Exide Technologies
8.63%, 2/1/18 (e)	219	189
Experian Finance PLC
2.38%, 6/15/17 (b)	635	648
Express Scripts Holding Co.
3.90%, 2/15/22	185	199

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Fiserv, Inc.
3.13%, 6/15/16	$360	$380
FMC Technologies, Inc.
3.45%, 10/1/22	235	239
Ford Motor Credit Co., LLC
4.21%, 4/15/16	860	916
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (b)	255	256
3.88%, 3/15/23 (b)	200	201
Gap, Inc. (The)
5.95%, 4/12/21	645	738
Georgia-Pacific LLC
8.88%, 5/15/31	280	419
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23	430	434
4.20%, 3/18/43	50	51
Goldcorp, Inc.,
2.00%, 8/1/14	335	350
3.70%, 3/15/23 (e)	420	423
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	435	493
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	630	775
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)(e)	525	587
Hewlett-Packard Co.
4.65%, 12/9/21 (e)	155	161
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	483	565
Home Depot, Inc.
5.88%, 12/16/36	293	365
Host Hotels & Resorts LP,
Series D
3.75%, 10/15/23	150	151
Intel Corp.,
2.70%, 12/15/22	400	397
2.95%, 12/15/35	356	379
International Business Machines Corp.
1.88%, 5/15/19 (e)	650	668
International Game Technology
3.25%, 5/1/14	305	330
Kinross Gold Corp.
5.13%, 9/1/21 (e)	520	544
Lam Research Corp.
1.25%, 5/15/18 (e)	304	326
Life Technologies Corp.
6.00%, 3/1/20	295	331
MasTec, Inc.
4.88%, 3/15/23	395	392
MDC Partners, Inc.
6.75%, 4/1/20 (b)	420	426
	Face Amount (000)	Value (000)
MeadWestvaco Corp.
7.38%, 9/1/19	$155	$189
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (b)(e)	545	557
Microsoft Corp.
Zero Coupon, 6/15/13 (b)	262	262
Murphy Oil Corp.
3.70%, 12/1/22 (e)	345	336
NBC Universal Media LLC,
2.88%, 1/15/23	250	248
5.95%, 4/1/41	400	484
NetApp, Inc.
2.00%, 12/15/17	200	201
News America, Inc.
6.15%, 2/15/41 (e)	125	150
Nuance Communications, Inc.
2.75%, 11/1/31	286	297
Omnicom Group, Inc.
3.63%, 5/1/22	455	466
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	290	330
Philip Morris International, Inc.
2.50%, 8/22/22	495	489
Phillips 66
4.30%, 4/1/22	225	247
Pioneer Natural Resources Co.
7.50%, 1/15/20 (e)	375	478
Priceline.com, Inc.
1.00%, 3/15/18 (e)	389	431
Qtel International Finance Ltd.
3.25%, 2/21/23 (b)	450	443
QVC, Inc.
4.38%, 3/15/23 (b)	400	405
Rogers Communications, Inc.
3.00%, 3/15/23	550	553
RR Donnelley & Sons Co.
7.88%, 3/15/21 (e)	545	571
SABMiller Holdings, Inc.
3.75%, 1/15/22 (b)	420	450
SanDisk Corp.
1.50%, 8/15/17 (e)	261	338
Schlumberger Norge AS
1.25%, 8/1/17 (b)	300	300
Schneider Electric SA
2.95%, 9/27/22 (b)	525	531
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	201
Syngenta Finance N.V.
3.13%, 3/28/22	585	604
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22 (e)	300	313

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	$525	$560
Time Warner Cable, Inc.
4.50%, 9/15/42 (e)	205	187
Trinity Industries, Inc.
3.88%, 6/1/36	273	329
United States Steel Corp.
4.00%, 5/15/14	307	321
United Technologies Corp.
4.50%, 6/1/42	165	177
Verisk Analytics, Inc.
5.80%, 5/1/21 (e)	550	636
Volkswagen International Finance N.V.
2.38%, 3/22/17 (b)	550	571
Wal-Mart Stores, Inc.
5.25%, 9/1/35	290	342
Weatherford International Ltd.
4.50%, 4/15/22 (e)	400	413
Wesfarmers Ltd.
2.98%, 5/18/16 (b)	390	411
Westvaco Corp.
8.20%, 1/15/30	185	231
WMG Acquisition Corp.
6.00%, 1/15/21 (b)	485	510
WPP Finance 2010
3.63%, 9/7/22	550	548
Wyndham Worldwide Corp.
4.25%, 3/1/22	680	713
		41,534
Utilities (1.4%)
CEZ AS
4.25%, 4/3/22 (b)	210	224
DCP Midstream Operating LP
3.88%, 3/15/23 (e)	375	378
Delmarva Power & Light Co.
4.00%, 6/1/42	475	486
Enterprise Products Operating LLC
5.20%, 9/1/20 (e)	635	746
Exelon Generation Co., LLC
6.25%, 10/1/39	445	519
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	264	333
PPL WEM Holdings PLC
3.90%, 5/1/16 (b)	375	396
		3,082
		77,530
Mortgages — Other (7.3%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36 (c)	1,079	865
5.91%, 10/25/36 (c)	1,881	1,507
6.00%, 4/25/36	618	635
	Face Amount (000)	Value (000)
Banc of America Funding Trust,
0.49%, 7/20/36 (c)	$720	$632
0.57%, 8/25/36 (c)	306	291
Chaseflex Trust
6.00%, 2/25/37	1,694	1,344
First Horizon Alternative Mortgage Securities Trust
6.25%, 8/25/36	1,090	944
GSMSC Pass-Through Trust,
Series 2008-2R
7.50%, 9/25/36 (b)(c)	1,266	1,141
JP Morgan Mortgage Trust,
5.51%, 6/25/37 (c)	437	380
6.00%, 6/25/37	596	592
Lehman Mortgage Trust,
Series 2005-1
5.50%, 11/25/35	567	572
Series 2006-1
5.50%, 2/25/36	1,773	1,791
Series 2007-8
6.50%, 9/25/37	2,467	2,118
Springleaf Mortgage Loan Trust
3.56%, 12/25/59 (b)(c)	860	864
WaMu Mortgage Pass-Through Certificates
1.16%, 7/25/46 (c)	1,832	1,404
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.95%, 4/25/47 (c)	809	607
		15,687
Municipal Bonds (1.6%)
City of Chicago, IL,
O'Hare International Airport Revenue
6.40%, 1/1/40	255	331
City of New York, NY,
Series G-1
5.97%, 3/1/36	270	345
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477	607
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	283	337
6.66%, 4/1/57	320	378
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320	390
State of California,
General Obligation Bonds
5.95%, 4/1/16	830	949
		3,337

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Sovereign (6.1%)
Banco Nacional de Desenvolvimento, Economico e Social
5.50%, 7/12/20 (b)	$580	$657
Brazilian Government International Bond
8.50%, 1/5/24	1,900	1,006
Caixa Economica Federal
3.50%, 11/7/22 (b)	410	394
Colombia Government International Bond
7.75%, 4/14/21	2,400,000	1,677
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)	1,000	1,087
KazMunaiGaz Finance Sub BV
6.38%, 4/9/21 (b)	900	1,052
Mexican Bonos
6.50%, 6/9/22	13,000	1,177
Peruvian Government International Bond,
(Units)
8.20%, 8/12/26 (b)(g)	2,200	1,190
Petroleos Mexicanos
4.88%, 1/24/22	1,000	1,110
Poland Government International Bond
5.00%, 3/23/22	1,170	1,339
Russian Foreign Bond - Eurobond
4.50%, 4/4/22 (b)(e)	1,000	1,092
South Africa Government Bond
7.25%, 1/15/20	6,200	705
Spain Government International Bond
4.00%, 3/6/18 (b)	650	645
		13,131
U.S. Agency Securities (1.7%)
Federal Home Loan Mortgage Corporation,
3.75%, 3/27/19 (e)	2,520	2,893
6.75%, 3/15/31	470	709
		3,602
U.S. Treasury Securities (8.4%)
U.S. Treasury Bond
3.13%, 11/15/41	8,880	8,934
U.S. Treasury Notes,
0.38%, 1/15/16	4,400	4,405
0.88%, 4/30/17	1,590	1,609
1.63%, 11/15/22	3,150	3,095
		18,043
Total Fixed Income Securities (Cost $199,372)		207,760
	Shares
Short-Term Investments (12.7%)
Securities held as Collateral on Loaned Securities (5.3%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	10,139,842	10,140
	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $1,180; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.38% due 2/15/16; valued at $1,204)	$1,180	$1,180
Total Securities held as Collateral on Loaned Securities (Cost $11,320)		11,320
	Shares
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $10,811)	10,811,279	10,811
	Face Amount (000)
U.S. Treasury Security (2.3%)
U.S. Treasury Bill
0.11%, 11/14/13 (h) (Cost $4,997)	$5,000	4,997
Total Short-Term Investments (Cost $27,128)		27,128
Total Investments (109.8%) (Cost $226,500) Including $11,083 of Securities Loaned (i)		234,888
Liabilities in Excess of Other Assets (-9.8%)		(21,035)
Net Assets (100.0%)		$213,853

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 28, 2013.

(e)  All or a portion of this security was on loan at March 28, 2013.

(f)  When-issued security.

(g)  Consists of one or more classes of securities traded together as a unit.

(h)  Rate shown is the yield to maturity at March 28, 2013.

(i)  Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency exchange contracts, futures contracts and swap agreements.

@  Face Amount/Value is less than $500.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Exchange Contracts:

The Portfolio had the following foreign currency exchange contracts open at March 28, 2013 :

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	AUD	3,431	$3,572	4/2/13	USD	3,537	$3,537	$(35)
HSBC Bank PLC	USD	663	663	4/2/13	ZAR	6,099	663	— @
JPMorgan Chase	COP	3,250,000	1,780	4/2/13	USD	1,815	1,815	35
JPMorgan Chase	EUR	1,700	2,179	4/2/13	USD	2,180	2,180	1
JPMorgan Chase	USD	1,774	1,774	4/2/13	COP	3,250,000	1,781	7
UBS AG	USD	1,886	1,886	4/2/13	AUD	1,850	1,926	40
UBS AG	USD	2,273	2,273	4/2/13	EUR	1,700	2,180	(93)
Wells Fargo Bank	CHF	2,100	2,212	4/2/13	USD	2,277	2,277	65
Wells Fargo Bank	USD	1,646	1,646	4/2/13	AUD	1,581	1,645	(1)
Wells Fargo Bank	USD	2,205	2,205	4/2/13	CHF	2,100	2,212	7
Wells Fargo Bank	ZAR	6,099	663	4/2/13	USD	685	685	22
HSBC Bank PLC	ZAR	6,099	660	5/2/13	USD	660	660	— @
JPMorgan Chase	USD	2,181	2,181	5/2/13	EUR	1,700	2,180	(1)
Wells Fargo Bank	AUD	1,581	1,643	5/2/13	USD	1,643	1,643	— @
Wells Fargo Bank	CHF	2,100	2,213	5/2/13	USD	2,206	2,206	(7)
UBS AG	COP	3,250,000	1,775	5/3/13	USD	1,770	1,770	(5)
			$29,325				$29,360	$35

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	175	$38,579	Jun-13	$(1)
U.S. Treasury 5 yr. Note	279	34,611	Jun-13	28
U.S. Treasury 30 yr. Bond	18	2,601	Jun-13	20
U.S. Treasury Ultra Long Bond	2	315	Jun-13	(2)
Short:
U.S. Treasury 10 yr. Note	128	(16,894)	Jun-13	(84)
				$(39)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 28, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (unaudited)
Barclays Bank Alcoa, Inc.	Buy	$1,000	1.00%	6/20/18	$90	$4	$94	BBB-
Barclays Bank Devon Energy Corporation	Buy	1,000	1.00	6/20/18	16	(2)	14	BBB+
Barclays Bank Transocean, Inc.	Buy	1,125	1.00	6/20/18	49	(1)	48	BBB-
JPMorgan Chase CDX.NA.IG.20	Sell	4,000	1.00	6/20/18	22	(2)	20	NR
JPMorgan Chase Kohl's Corporation	Buy	1,100	1.00	6/20/18	62	(2)	60	BBB+
		$8,225			$239	$(3)	$236

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 28, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23		$2,990	$(42)
Barclays Bank	3 Month NZBBR	Pay	3.51	3/4/16	NZD	14,120	12
Barclays Bank	3 Month LIBOR	Receive	0.81	9/24/17		$4,730	2
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17		7,520	(2)
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17		12,735	(33)
Goldman Sachs	3 Month CDOR	Pay	1.75	8/1/16	CAD	25,600	83
Goldman Sachs	3 Month LIBOR	Receive	0.83	8/3/16		$25,080	(49)
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23		4,760	(55)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23		4,550	(43)
							$(127)

CDOR  Canadian Dealer Offered Rate.

LIBOR  London Interbank Offered Rate.

NZBBR  New Zealand Bank Bill Rate.

NR    Not Rated.

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

COP  —  Colombian Peso

EUR  —  Euro

USD  —  United States Dollar

ZAR  —  South African Rand

†    Credit Rating as issued by Standard and Poor's.

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	25.5%
Industrials	18.6
Finance	14.7
Other**	13.1
U.S. Treasury Securities	8.1
Short-Term Investments	7.1
Mortgages — Other	7.0
Sovereign	5.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 28, 2013.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $93,000,000 and net unrealized depreciation of approximately $39,000. Also, does not include open foreign currency exchange contracts with net unrealized appreciation of approximately $35,000 and open swap agreements with net unrealized depreciation of approximately $130,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 28, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $204,617)	$212,827
Investment in Securities of Affiliated Issuers, at Value (Cost $21,883)	22,061
Total Investments in Securities, at Value (Cost $226,500)	234,888
Foreign Currency, at Value (Cost $59)	59
Cash	6
Interest Receivable	1,616
Receivable for Investments Sold	1,307
Receivable for Portfolio Shares Sold	559
Premium Paid on Open Swap Agreements	239
Unrealized Appreciation on Foreign Currency Exchange Contracts	177
Receivable for Variation Margin	175
Unrealized Appreciation on Swap Agreements	101
Receivable for Swap Agreement Termination	25
Receivable from Affiliates	22
Tax Reclaim Receivable	1
Other Assets	32
Total Assets	239,207
Liabilities:
Collateral on Securities Loaned, at Value	11,321
Payable for Investments Purchased	13,010
Unrealized Depreciation on Swap Agreements	231
Payable for Advisory Fees	191
Unrealized Depreciation on Foreign Currency Exchange Contracts	142
Payable for Portfolio Shares Redeemed	119
Payable for Trustees' Fees and Expenses	84
Payable for Sub Transfer Agency Fees	74
Payable for Premium Due to Broker for Swap Agreement	62
Payable for Professional Fees	40
Payable for Administration Fees	13
Payable for Custodian Fees	12
Payable for Transfer Agent Fees	10
Payable for Shareholder Services Fees — Class P	1
Payable for Shareholder Services Fees — Class H	— @
Payable for Distribution and Shareholder Services Fees — Class L	— @
Other Liabilities	44
Total Liabilities	25,354
Net Assets	$213,853
Net Assets Consist Of:
Paid-in-Capital	$684,163
Undistributed Net Investment Income	3,363
Accumulated Net Realized Loss	(481,926)
Unrealized Appreciation (Depreciation) on:
Investments	8,210
Investments in Affiliates	178
Foreign Currency Exchange Contracts	35
Foreign Currency Translations	(1)
Futures Contracts	(39)
Swap Agreements	(130)
Net Assets	$213,853

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 28, 2013 (000)
CLASS I:
Net Assets	$210,183
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	20,317,608
Net Asset Value, Offering and Redemption Price Per Share	$10.34
CLASS P:
Net Assets	$3,539
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	341,527
Net Asset Value, Redemption Price Per Share	$10.36
Maximum Sales Load§§	4.25%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$10.82
CLASS H:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	986
Net Asset Value, Redemption Price Per Share	$10.37
Maximum Sales Load§§	4.00%
Maximum Sales Charge	$0.43
Maximum Offering Price Per Share	$10.80
CLASS L:
Net Assets	$121
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	11,693
Net Asset Value, Offering and Redemption Price Per Share	$10.35
(1) Including: Securities on Loan, at Value:	$11,083

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

§§  Effective February 25, 2013, the Trustees approved the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolio and an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolio from 3.50% to 4.00%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 28, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ Foreign Taxes Withheld)	$4,118
Interest from Securities of Affiliated Issuers	28
Income from Securities Loaned — Net	12
Dividends from Security of Affiliated Issuer	6
Total Investment Income	4,164
Expenses:
Advisory Fees (Note B)	412
Administration Fees (Note C)	88
Sub Transfer Agency Fees	83
Professional Fees	48
Custodian Fees (Note F)	33
Registration Fees	32
Pricing Fees	20
Transfer Agency Fees (Note E)	14
Shareholder Reporting Fees	13
Shareholder Services Fees — Class P (Note D)	5
Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Trustees' Fees and Expenses	3
Other Expenses	6
Total Expenses	757
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Expense Offset (Note F)	(— @)
Net Expenses	751
Net Investment Income	3,413
Realized Gain:
Investments Sold	2,214
Investments in Affiliates	26
Foreign Currency Exchange Contracts	14
Foreign Currency Transactions	1
Futures Contracts	146
Swap Agreements	15
Net Realized Gain	2,416
Change in Unrealized Appreciation (Depreciation):
Investments	(2,483)
Investments in Affiliates	(8)
Foreign Currency Exchange Contracts	28
Foreign Currency Translations	(1)
Futures Contracts	(24)
Swap Agreements	(31)
Net Change in Unrealized Appreciation (Depreciation)	(2,519)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(103)
Net Increase in Net Assets Resulting from Operations	$3,310

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 28, 2013R (unaudited) (000)	Year Ended September 30, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,413	$10,420
Net Realized Gain	2,416	2,445
Net Change in Unrealized Appreciation (Depreciation)	(2,519)	13,876
Net Increase in Net Assets Resulting from Operations	3,310	26,741
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(6,256)	(12,432)
Class P:
Net Investment Income	(99)	(181)
Class H:
Net Investment Income	(1)	(—	@)*
Class L:
Net Investment Income	(3)	(—	@)*
Total Distributions	(6,359)	(12,613)
Capital Share Transactions:(1)
Class I:
Subscribed	9,631	26,881
Distributions Reinvested	6,172	12,404
Redeemed	(29,952)	(121,093)
Class P:
Subscribed	468	1,208
Distributions Reinvested	99	181
Redeemed	(652)	(2,580)
Class H:
Subscribed	—	35	*
Distributions Reinvested	— @	—	@*
Redeemed	(27)	—
Class L:
Subscribed	—	135	*
Distributions Reinvested	3	—	@*
Redeemed	(10)	(9	)*
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,268)	(82,838)
Total Decrease in Net Assets	(17,317)	(68,710)
Net Assets:
Beginning of Period	231,170	299,880
End of Period (Including Undistributed Net Investment Income of $3,363 and $6,309)	$213,853	$231,170
(1) Capital Share Transactions:
Class I:
Shares Subscribed	931	2,670
Shares Issued on Distributions Reinvested	598	1,248
Shares Redeemed	(2,898)	(11,980)
Net Decrease in Class I Shares Outstanding	(1,369)	(8,062)
Class P:
Shares Subscribed	45	118
Shares Issued on Distributions Reinvested	10	18
Shares Redeemed	(63)	(255)
Net Decrease in Class P Shares Outstanding	(8)	(119)
Class H:
Shares Subscribed	—	3	*
Shares Issued on Distributions Reinvested	— @@	—	@@*
Shares Redeemed	(2)	—
Net Increase (Decrease) in Class H Shares Outstanding	(2)	3
Class L:
Shares Subscribed	—	13	*
Shares Issued on Distributions Reinvested	— @@	—	@@*
Shares Redeemed	(— @@)	(1	)*
Net Increase (Decrease) in Class L Shares Outstanding	(— @@)	12

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 27, 2012 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.48		$9.92	$9.96		$9.41		$9.41		$11.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.16		0.39	0.38		0.34		0.41		0.66
Net Realized and Unrealized Gain (Loss)	(0.01)		0.63	(0.02)		0.57		0.27		(2.10)
Total from Investment Operations	0.15		1.02	0.36		0.91		0.68		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	(0.29)		(0.46)	(0.40)		(0.36)		(0.68)		(0.55)
Redemption Fees	—		—	—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$10.34		$10.48	$9.92		$9.96		$9.41		$9.41
Total Return++	1.56	%#	10.62%	3.74%		10.02%		7.56%		(13.07)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$210,183		$227,331	$295,226		$434,657		$797,788		$1,210,286
Ratio of Expenses to Average Net Assets (1)	0.68	%*+††	0.62%+	0.66	%+††	0.51	%+††	0.49	%+	0.45%+
Ratio of Net Investment Income to Average Net Assets (1)	3.11	%*+††	3.88%+	3.88	%+††	3.53	%+††	4.56	%+	6.13%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.01%		0.00	%§	0.01%
Portfolio Turnover Rate	100	%#	189%	225%		270%		402%		320%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A		N/A		0.50	%+	0.45%+
Net Investment Income to Average Net Assets	N/A		N/A	N/A		N/A		4.55	%+	6.13%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Core Plus Fixed Income Portfolio

	Class P
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.50		$9.94	$9.97		$9.40		$9.40		$11.38
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.37	0.36		0.31		0.41		0.63
Net Realized and Unrealized Gain (Loss)	(0.01)		0.62	(0.02)		0.57		0.24		(2.09)
Total from Investment Operations	0.14		0.99	0.34		0.88		0.65		(1.46)
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.43)	(0.37)		(0.31)		(0.65)		(0.52)
Redemption Fees	—		—	—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$10.36		$10.50	$9.94		$9.97		$9.40		$9.40
Total Return++	1.33	%#	10.31%	3.57%		9.73%		7.26%		(13.23)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,539		$3,673	$4,654		$5,732		$6,442		$97,823
Ratio of Expenses to Average Net Assets (1)	0.93	%*+††	0.87%+	0.91	%+††	0.76	%+††	0.73	%+	0.70%+
Ratio of Net Investment Income to Average Net Assets (1)	2.86	%*+††	3.63%+	3.63	%+††	3.28	%+††	4.56	%+	5.87%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	0.01%		0.00	%§	0.01%
Portfolio Turnover Rate	100	%#	189%	225%		270%		402%		320%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A		N/A		N/A		0.70%+
Net Investment Income to Average Net Assets	N/A		N/A	N/A		N/A		N/A		5.87%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Core Plus Fixed Income Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.50		$10.14
Income from Investment Operations:
Net Investment Income†	0.15		0.13
Net Realized and Unrealized Gain (Loss)	(0.00	)‡	0.35
Total from Investment Operations	0.15		0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.12)
Net Asset Value, End of Period	$10.37		$10.50
Total Return++	1.43	%#	4.74	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$36
Ratio of Expenses to Average Net Assets	0.93	%*+††	0.90	%*+
Ratio of Net Investment Income to Average Net Assets	2.86	%*+††	3.02	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	100	%#	189	%#

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.49		$10.14
Income from Investment Operations:
Net Investment Income†	0.13		0.11
Net Realized and Unrealized Gain (Loss)	(0.00	)‡	0.35
Total from Investment Operations	0.13		0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.11)
Net Asset Value, End of Period	$10.35		$10.49
Total Return++	1.21	%#	4.59	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$121		$130
Ratio of Expenses to Average Net Assets	1.18	%*+††	1.16	%*+
Ratio of Net Investment Income to Average Net Assets	2.61	%*+††	2.60	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	100	%#	189	%#

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc., (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,697	$—	$1,697
Agency Fixed Rate Mortgages	—	57,145	—	57,145
Asset-Backed Securities	—	3,757	—	3,757
Collateralized Mortgage Obligations — Agency Collateral Series	—	10,869	—	10,869
Commercial Mortgage-Backed Securities	—	2,962	—	2,962
Corporate Bonds	—	77,530	—	77,530
Mortgages — Other	—	15,687	—	15,687
Municipal Bonds	—	3,337	—	3,337
Sovereign	—	13,131	—	13,131
U.S. Agency Securities	—	3,602	—	3,602
U.S. Treasury Securities	—	18,043	—	18,043
Total Fixed Income Securities	—	207,760	—	207,760
Short-Term Investments
Investment Company	20,951	—	—	20,951
Repurchase Agreement	—	1,180	—	1,180
U.S. Treasury Security	—	4,997	—	4,997
Total Short-Term Investments	20,951	6,177	—	27,128
Foreign Currency Exchange Contracts	—	177	—	177
Futures Contracts	48	—	—	48
Credit Default Swap Agreements	—	4	—	4
Interest Rate Swap Agreements	—	97	—	97
Total Assets	20,999	214,215	—	235,214
Liabilities:
Foreign Currency Exchange Contracts	—	(142)	—	(142)
Futures Contracts	(87)	—	—	(87)
Credit Default Swap Agreements	—	(7)	—	(7)
Interest Rate Swap Agreements	—	(224)	—	(224)
Total Liabilities	(87)	(373)	—	(460)
Total	$20,912	$213,842	$—	$234,754

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars last quoted by a major bank as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains

(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The net assets of the Portfolio include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. Dollar value of and investment income from such securities. Further, at times the Portfolio's investments are focused in a limited number of countries and regions. This focus may further increase the risk of the Portfolio.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Portfolio of Investments.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will require the clearing and exchange-trading of many OTC swap agreements. Mandatory exchange-trading and clearing will occur on a phased-in basis.

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security and commonly referred to as credit default swaps. Where a Portfolio is the buyer of a credit default swap agreement,

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When a Portfolio is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed upon) value of a referenced debt obligation upon default of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210 "Balance Sheet" ("ASC 210"). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation (Depreciation) on Swap Agreements" in the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements in the Statement of Operations.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or (loss). The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 28, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Exchange Contracts	Unrealized Appreciation on Foreign Currency Exchange Contracts	Currency Risk	$177
Futures Contracts	Variation Margin	Interest Rate Risk	48	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	4
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	97
Total			$326
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Exchange Contracts	Unrealized Depreciation on Foreign Currency Exchange Contracts	Currency Risk	$(142)
Futures Contracts	Variation Margin	Interest Rate Risk	(87	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(7)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(224)
Total			$(460)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 28, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$14
Interest Rate Risk	Futures Contracts	146
Credit Risk	Swap Agreements	43
Interest Rate Risk	Swap Agreements	(28)
Total		$175
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Exchange Contracts	$28
Interest Rate Risk	Futures Contracts	(24)
Credit Risk	Swap Agreements	(3)
Interest Rate Risk	Swap Agreements	(28)
Total		$(27)

For the six months ended March 28, 2013, the average monthly principal amount of foreign currency exchange contracts was approximately $12,177,000, the average monthly original value of futures contracts was approximately

$111,817,000 and the average monthly notional amount of swap agreements was approximately $113,072,000.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $11,083,000 and $11,321,000, respectively. The Portfolio received cash collateral of approximately $11,321,000, of which, approximately $11,320,000 was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At March 28, 2013, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

6.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the period ended March 28, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.369% of the Portfolio's daily net assets.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances may be used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 28, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $46,407,000 and $41,283,000, respectively. For the six months ended March 28, 2013, purchases and sales of long-term U.S. Government securities were approximately $173,479,000 and $195,825,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 28, 2013, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 28, 2013 is as follows:

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 28, 2013 (000)
$20,433	$81,635	$81,117	$6	$20,951

For the six months ended March 28, 2013, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Interest Income (000)	Value March 28, 2013 (000)
$1,098	$165	$167	$26	$28	$1,110

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 Distributions Paid From: Ordinary Income (000)	2011 Distributions Paid From: Ordinary Income (000)
$12,613	$16,358

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$2,087	$(2,087)	—

At September 30, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,327	—

At March 28, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,579,000 and the aggregate gross unrealized depreciation is approximately $3,191,000 resulting in net unrealized appreciation of approximately $8,388,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At September 30, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$6,102	September 30, 2014
15,680	September 30, 2015
5,336	September 30, 2016
254,264	September 30, 2017
201,462	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,032,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

year. For the year ended September 30, 2012, the Portfolio deferred to October 1, 2012 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
—	$820

I. Other: At March 28, 2013, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56.2% and 29.6%, for Class I and Class P shares, respectively.

J. Accounting Pronouncement: In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolio's financial statements.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Trustee and Officer Information (unaudited)

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
654928 EXP [05/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual
Report

March 28, 2013

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	19
U.S. Privacy Policy	27
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Corporate Bond Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

April 2013

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Expense Example (unaudited)

Corporate Bond Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 28, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Actual Ending Account Value 3/28/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$1,017.50	$1,018.78	$5.79	$5.79	1.17%
Corporate Bond Portfolio Class P	1,000.00	1,017.70	1,018.05	6.53	6.53	1.32
Corporate Bond Portfolio Class H	1,000.00	1,017.00	1,017.56	7.02	7.02	1.42
Corporate Bond Portfolio Class L	1,000.00	1,014.90	1,016.33	8.25	8.26	1.67

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 179/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.6%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$125	$147
8.35%, 7/10/31 (a)	140	191
		338
Collateralized Mortgage Obligation — Agency Collateral Series (0.0%)
Federal Home Loan Mortgage Corporation, IO STRIPS
8.00%, 1/1/28	25	4
Corporate Bonds (96.8%)
Finance (39.9%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)(b)	195	204
Abbey National Treasury Services PLC,
MTN
3.88%, 11/10/14 (a)	146	151
ABN Amro Bank N.V.
4.25%, 2/2/17 (a)	210	229
Aetna, Inc.
2.75%, 11/15/22	200	196
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/22	150	162
Ally Financial, Inc.
5.50%, 2/15/17	175	190
American Campus Communities Operating Partnership LP
3.75%, 4/15/23 (c)	100	101
American Express Co.
2.65%, 12/2/22	115	113
American Financial Group, Inc.
9.88%, 6/15/19	225	306
American International Group, Inc.
6.40%, 12/15/20	345	428
Bank of America Corp.,
5.63%, 7/1/20	665	777
5.70%, 1/24/22	125	147
Barclays Bank PLC
6.05%, 12/4/17 (a)	515	576
BBVA Bancomer SA
6.50%, 3/10/21 (a)(b)	150	171
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	200	228
Berkshire Hathaway, Inc.
3.75%, 8/15/21 (b)	265	288
BNP Paribas SA
5.00%, 1/15/21 (b)	170	192
Brookfield Asset Management, Inc.
5.80%, 4/25/17	70	79
Capital One Bank, USA NA
3.38%, 2/15/23	342	339
	Face Amount (000)	Value (000)
Cigna Corp.
5.38%, 2/15/42	$120	$136
Citigroup, Inc. (See Note G),
4.05%, 7/30/22	140	145
4.45%, 1/10/17	125	138
6.13%, 11/21/17	390	462
8.50%, 5/22/19	65	87
CNA Financial Corp.
5.75%, 8/15/21 (b)	250	296
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.95%, 11/9/22	260	262
Credit Agricole SA
3.00%, 10/1/17 (a)(b)	250	259
Credit Suisse,
5.40%, 1/14/20 (b)	170	191
6.00%, 2/15/18 (b)	61	71
Dexus Diversified Trust/Dexus Office Trust
5.60%, 3/15/21 (a)	225	252
Discover Bank
2.00%, 2/21/18	250	251
Farmers Exchange Capital
7.05%, 7/15/28 (a)	215	272
General Electric Capital Corp.,
3.15%, 9/7/22	300	299
5.30%, 2/11/21 (b)	120	138
Series G
3.10%, 1/9/23	115	114
6.00%, 8/7/19	666	810
Goldman Sachs Group, Inc. (The),
2.38%, 1/22/18	1,255	1,274
6.75%, 10/1/37	50	56
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	291
Hartford Financial Services Group, Inc.
5.50%, 3/30/20 (b)	275	321
HBOS PLC,
Series G
6.75%, 5/21/18 (a)	357	399
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (a)	100	100
HSBC Finance Corp.
6.68%, 1/15/21	135	160
HSBC Holdings PLC,
4.00%, 3/30/22 (b)	200	216
4.88%, 1/14/22 (b)	100	114
6.50%, 5/2/36	100	123
ING US, Inc.
5.50%, 7/15/22 (a)	150	166
Intesa Sanpaolo SpA
3.88%, 1/16/18	225	218

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
JPMorgan Chase & Co.,
3.20%, 1/25/23	$150	$150
4.50%, 1/24/22	305	335
4.63%, 5/10/21	210	235
Kilroy Realty LP
3.80%, 1/15/23	125	128
Lincoln National Corp.
7.00%, 6/15/40	75	99
Macquarie Group Ltd.
6.00%, 1/14/20 (a)(b)	215	236
Markel Corp.
3.63%, 3/30/23	150	151
Merrill Lynch & Co., Inc.,
MTN
6.88%, 4/25/18	217	262
MetLife, Inc.
7.72%, 2/15/19 (b)	70	91
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (a)(b)	205	206
Nationwide Building Society
6.25%, 2/25/20 (a)	260	305
Nationwide Financial Services, Inc.
5.38%, 3/25/21 (a)	175	194
Nordea Bank AB
4.88%, 5/13/21 (a)	200	217
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	173
Platinum Underwriters Finance, Inc.,
Series B
7.50%, 6/1/17	234	263
Post Apartment Homes LP
3.38%, 12/1/22	270	273
Principal Financial Group, Inc.
1.85%, 11/15/17	250	253
Protective Life Corp.
7.38%, 10/15/19	175	215
Prudential Financial, Inc.,
5.63%, 6/15/43 (d)	95	99
7.38%, 6/15/19	150	193
Realty Income Corp.
3.25%, 10/15/22	150	147
Santander Holdings USA, Inc.,
3.00%, 9/24/15	55	56
4.63%, 4/19/16 (b)	55	59
Santander US Debt SAU
3.72%, 1/20/15 (a)	200	202
SLM Corp.,
MTN
8.00%, 3/25/20 (b)	90	105
Societe Generale SA
5.20%, 4/15/21 (a)(b)	200	224
	Face Amount (000)	Value (000)
Standard Chartered PLC
3.95%, 1/11/23 (a)	$200	$200
Swedbank AB
2.13%, 9/29/17 (a)	200	203
UnitedHealth Group, Inc.,
1.40%, 10/15/17	85	86
2.75%, 2/15/23	55	54
Weingarten Realty Investors
3.38%, 10/15/22 (b)	150	149
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	125	126
		18,187
Industrials (47.0%)
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	55
AbbVie, Inc.
2.90%, 11/6/22 (a)	275	276
Actavis, Inc.
3.25%, 10/1/22 (b)	125	127
Agilent Technologies, Inc.
5.50%, 9/14/15	126	139
Altria Group, Inc.
2.85%, 8/9/22	115	113
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 7/15/25 (a)	200	203
American Tower Corp.
3.50%, 1/31/23 (b)	150	149
Amgen, Inc.
3.88%, 11/15/21	430	470
Anixter, Inc.
5.63%, 5/1/19 (b)	135	144
ARAMARK Corp.
5.75%, 3/15/20 (a)	95	98
ArcelorMittal
10.35%, 6/1/19 (b)	134	169
AstraZeneca PLC
6.45%, 9/15/37	125	162
AT&T, Inc.,
5.55%, 8/15/41	175	194
6.30%, 1/15/38	275	331
Bemis Co., Inc.
4.50%, 10/15/21	230	250
Best Buy Co., Inc.
3.75%, 3/15/16 (b)	220	221
Boston Scientific Corp.
6.00%, 1/15/20 (b)	205	240
BP Capital Markets PLC
3.25%, 5/6/22	275	285

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
British Sky Broadcasting Group PLC
3.13%, 11/26/22 (a)(b)	$150	$150
Burlington Northern Santa Fe LLC,
3.05%, 3/15/22	150	154
5.65%, 5/1/17	130	153
Canadian Oil Sands Ltd.,
6.00%, 4/1/42 (a)	50	57
7.75%, 5/15/19 (a)(b)	100	126
Cardinal Health, Inc.
3.20%, 3/15/23	175	174
Caterpillar, Inc.
3.90%, 5/27/21 (b)	130	145
CC Holdings GS V LLC
3.85%, 4/15/23 (a)	100	101
CF Industries, Inc.
6.88%, 5/1/18	200	240
Cimarex Energy Co.
5.88%, 5/1/22 (b)	75	81
Comcast Corp.
6.40%, 5/15/38	100	126
ConAgra Foods, Inc.,
3.20%, 1/25/23 (b)	70	70
4.65%, 1/25/43	75	75
Continental Resources, Inc.
5.00%, 9/15/22	175	187
Daimler Finance North America LLC
8.50%, 1/18/31	161	250
Deere & Co.
3.90%, 6/9/42	60	60
Deutsche Telekom International Finance BV
8.75%, 6/15/30	100	142
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22 (b)	205	210
Discovery Communications LLC
3.25%, 4/1/23 (b)	75	76
Eaton Corp.
2.75%, 11/2/22 (a)	180	179
Eldorado Gold Corp.
6.13%, 12/15/20 (a)(b)	105	109
ESAL GmbH
6.25%, 2/5/23 (a)	200	202
Express Scripts Holding Co.
2.65%, 2/15/17	225	236
Fiserv, Inc.
3.13%, 6/15/16	190	200
FMC Technologies, Inc.
3.45%, 10/1/22	105	107
Ford Motor Co.
4.75%, 1/15/43	50	47
Ford Motor Credit Co., LLC,
4.21%, 4/15/16	200	213
5.88%, 8/2/21 (b)	200	229
	Face Amount (000)	Value (000)
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18 (a)	$105	$106
3.88%, 3/15/23 (a)	100	100
Gap, Inc. (The)
5.95%, 4/12/21	185	212
Georgia-Pacific LLC,
5.40%, 11/1/20 (a)	95	113
8.88%, 5/15/31	75	112
GlaxoSmithKline Capital, Inc.,
2.80%, 3/18/23	185	187
4.20%, 3/18/43	25	25
Goldcorp, Inc.
3.70%, 3/15/23 (b)	225	226
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (a)	225	255
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	245	301
HCA, Inc.
5.88%, 3/15/22	125	135
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)(b)	190	212
Hess Corp.
6.00%, 1/15/40	50	56
Hewlett-Packard Co.,
2.60%, 9/15/17 (b)	80	81
4.65%, 12/9/21 (b)	110	114
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	182	213
Home Depot, Inc.
5.88%, 12/16/36	159	198
Host Hotels & Resorts LP,
Series D
3.75%, 10/15/23	75	75
Incitec Pivot Ltd.
4.00%, 12/7/15 (a)	160	168
Intel Corp.
2.70%, 12/15/22	200	199
International Business Machines Corp.
1.25%, 2/6/17	200	202
Kinross Gold Corp.
5.13%, 9/1/21 (b)	180	188
Koninklijke Philips Electronics N.V.
3.75%, 3/15/22 (b)	300	321
Kraft Foods Group, Inc.
6.88%, 1/26/39	125	165
Kroger Co. (The)
6.90%, 4/15/38	80	100
Life Technologies Corp.
6.00%, 3/1/20	150	169
Lubrizol Corp.
8.88%, 2/1/19	165	229
Macy's Retail Holdings, Inc.
3.88%, 1/15/22 (b)	25	26

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
MasTec, Inc.
4.88%, 3/15/23	$140	$139
MDC Partners, Inc.
6.75%, 4/1/20 (a)	100	102
MeadWestvaco Corp.
7.38%, 9/1/19	120	146
MetroPCS Wireless, Inc.
6.25%, 4/1/21 (a)(b)	140	143
Murphy Oil Corp.
3.70%, 12/1/22 (b)	135	131
NBC Universal Media LLC,
2.88%, 1/15/23	300	298
5.95%, 4/1/41	125	151
NetApp, Inc.
2.00%, 12/15/17	100	101
NewMarket Corp.
4.10%, 12/15/22 (a)(b)	125	127
News America, Inc.
6.15%, 2/15/41	50	60
Nexen, Inc.
6.40%, 5/15/37	100	130
Odebrecht Finance Ltd.
6.00%, 4/5/23 (a)	168	189
Omnicom Group, Inc.
3.63%, 5/1/22	170	174
Oracle Corp.
5.25%, 1/15/16	300	338
PepsiCo, Inc.
2.75%, 3/5/22 (b)	275	281
Petro-Canada
6.80%, 5/15/38	130	170
Philip Morris International, Inc.
4.50%, 3/20/42	150	155
Phillips 66
4.30%, 4/1/22	175	192
Pioneer Natural Resources Co.
3.95%, 7/15/22	175	183
Qtel International Finance Ltd.
3.25%, 2/21/23 (a)	225	221
QVC, Inc.
4.38%, 3/15/23 (a)	150	152
RR Donnelley & Sons Co.
7.88%, 3/15/21 (b)	120	126
Sanofi
4.00%, 3/29/21	150	167
Schneider Electric SA
2.95%, 9/27/22 (a)	225	228
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 5/17/17 (a)(e)	200	209
SK Telecom Co., Ltd.
2.13%, 5/1/18 (a)	200	201
	Face Amount (000)	Value (000)
Sonoco Products Co.
5.75%, 11/1/40	$150	$172
Stryker Corp.
2.00%, 9/30/16	325	338
Syngenta Finance N.V.
4.38%, 3/28/42	75	78
Telecom Italia Capital SA
7.18%, 6/18/19	134	153
Telefonaktiebolaget LM Ericsson
4.13%, 5/15/22 (b)	100	104
Telefonica Europe BV
8.25%, 9/15/30 (b)	184	219
Tesoro Corp.
5.38%, 10/1/22	45	47
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	250	267
Time Warner Cable, Inc.,
4.50%, 9/15/42 (b)	130	119
6.75%, 6/15/39	80	95
Time Warner, Inc.
7.70%, 5/1/32	291	398
Union Pacific Corp.
4.30%, 6/15/42	100	102
United Technologies Corp.
4.50%, 6/1/42	135	144
Valero Energy Corp.
6.13%, 2/1/20 (b)	150	183
Verisk Analytics, Inc.
5.80%, 5/1/21	185	214
Verizon Communications, Inc.,
3.85%, 11/1/42 (b)	190	165
6.35%, 4/1/19	125	154
VF Corp.
3.50%, 9/1/21	120	128
Volkswagen International Finance N.V.
2.38%, 3/22/17 (a)	160	166
Waste Management, Inc.
6.13%, 11/30/39	100	123
Weatherford International Ltd.
4.50%, 4/15/22 (b)	225	232
Wesfarmers Ltd.,
1.87%, 3/20/18 (a)	80	81
2.98%, 5/18/16 (a)	100	105
WMG Acquisition Corp.
6.00%, 1/15/21 (a)	125	132
Woolworths Ltd.
4.00%, 9/22/20 (a)	140	152
WPP Finance 2010
3.63%, 9/7/22	125	125
Wyndham Worldwide Corp.
4.25%, 3/1/22	255	268

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 3/15/22 (b)	$115	$121
Yum! Brands, Inc.
6.88%, 11/15/37	89	117
		21,429
Utilities (9.9%)
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 5/15/23 (b)	45	45
Appalachian Power Co.
7.00%, 4/1/38	150	202
Boston Gas Co.
4.49%, 2/15/42 (a)(b)	125	131
CEZ AS
4.25%, 4/3/22 (a)	200	213
Consolidated Edison Co. of New York, Inc.
6.65%, 4/1/19	190	242
DCP Midstream Operating LP
3.88%, 3/15/23	150	151
Duke Energy Carolinas LLC
1.75%, 12/15/16 (b)	320	330
Enel Finance International N.V.
5.13%, 10/7/19 (a)(b)	200	213
Energy Transfer Partners LP
3.60%, 2/1/23	100	100
Enterprise Products Operating LLC,
5.25%, 1/31/20	25	29
Series N
6.50%, 1/31/19	279	347
Exelon Generation Co., LLC
6.25%, 10/1/39	145	169
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (a)	175	186
Kinder Morgan Energy Partners LP
5.95%, 2/15/18 (b)	300	358
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	201
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	136	172
PPL WEM Holdings PLC
3.90%, 5/1/16 (a)	315	333
PSEG Power LLC
8.63%, 4/15/31	200	291
Sempra Energy
6.00%, 10/15/39 (b)	125	156
Spectra Energy Capital LLC
8.00%, 10/1/19	50	66
TransAlta Corp.
4.50%, 11/15/22	235	239
	Face Amount (000)	Value (000)
Virginia Electric and Power Co.
2.95%, 1/15/22	$325	$341
		4,515
		44,131
Total Fixed Income Securities (Cost $41,982)		44,473
	Shares
Short-Term Investments (22.1%)
Securities held as Collateral on Loaned Securities (20.2%)
Investment Company (18.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	8,251,620	8,252
	Face Amount (000)
Repurchase Agreement (2.1%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $960; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% — 0.50% due 2/15/16 — 7/31/17; valued at $980)	$960	960
Total Securities held as Collateral on Loaned Securities (Cost $9,212)		9,212
	Shares
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $839)	839,344	839
	Face Amount (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
0.12%, 8/8/13 (f)(g) (Cost $60)	$60	60
Total Short-Term Investments (Cost $10,111)		10,111
Total Investments (119.7%) (Cost $52,093) Including $9,016 of Securities Loaned (h)		54,584
Liabilities in Excess of Other Assets (-19.7%)		(8,983)
Net Assets (100.0%)		$45,601

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 28, 2013.

(c)  When-issued security.

(d)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.

(e)  Security trades on the Hong Kong exchange.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

(f)  Rate shown is the yield to maturity at March 28, 2013.

(g)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(h)  Securities are available for collateral in connection with purchase of when-issued securities, futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	33	$7,275	Jun-13	$	(— @)
U.S. Treasury 5 yr. Note	41	5,086	Jun-13		4
U.S. Treasury Ultra Long Bond	21	3,309	Jun-13		(22)
Short:
U.S. Treasury 10 yr. Note	69	(9,107)	Jun-13		(49)
U.S. Treasury 30 yr. Bond	5	(722)	Jun-13		(4)
					$(71)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 28, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (unaudited)
Barclays Bank PLC Alcoa Inc.	Buy	$200	1.00%	6/20/18	$18	$1	$19	BBB-
Barclays Bank PLC Devon Energy Corporation	Buy	200	1.00	6/20/18	3	— @	3	BBB+
Barclays Bank PLC Transocean Inc.	Buy	250	1.00	6/20/18	11	— @	11	BBB-
JPMorgan Chase Bank CDX.NA.IG. 20	Sell	1,000	1.00	6/20/18	6	(1)	5	NR
JPMorgan Chase Kohl's Corporate	Buy	250	1.00	6/20/18	14	(1)	13	BBB+
		$1,900			$52	$(1)	$51

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 28, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Capital	3 Month LIBOR	Receive	0.81%	9/24/17	$1,000	$— @
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17	1,500	(— @)
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17	2,532	(7)
Goldman Sachs	3 Month LIBOR	Receive	2.42	3/22/22	642	(31)
JPMorgan Chase	3 Month LIBOR	Receive	2.43	3/22/22	311	(16)
JPMorgan Chase	3 Month LIBOR	Receive	2.09	2/15/23	1,270	(15)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	510	(5)
						$(74)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

@  Value is less than $500.

LIBOR  London Interbank Offered Rate.

NR  Not Rated.

†  Credit Rating as issued by Standard and Poor's.

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	47.2%
Finance	40.1
Utilities	9.9
Other**	2.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 28, 2013.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $25,499,000 and net unrealized depreciation of approximately $71,000. Does not include open swap agreements with net unrealized depreciation of approximately $75,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 28, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $42,265)	$44,661
Investment in Securities of Affiliated Issuers, at Value (Cost $9,828)	9,923
Total Investments in Securities, at Value (Cost $52,093)	54,584
Cash	6
Interest Receivable	473
Receivable for Investments Sold	368
Premium Paid on Open Swap Agreements	52
Receivable from Affiliates	13
Receivable for Swap Agreement Termination	11
Receivable for Portfolio Shares Sold	3
Unrealized Appreciation on Swap Agreements	1
Tax Reclaim Receivable	1
Other Assets	5
Total Assets	55,517
Liabilities:
Collateral on Securities Loaned, at Value	9,213
Payable for Investments Purchased	419
Unrealized Depreciation on Swap Agreements	76
Payable for Advisory Fees	41
Payable for Portfolio Shares Redeemed	40
Payable for Professional Fees	34
Payable for Sub Transfer Agency Fees	22
Payable for Trustees' Fees and Expenses	14
Payable for Premium Due to Broker for Swap Agreement	14
Payable for Variation Margin	6
Payable for Transfer Agent Fees	5
Payable for Custodian Fees	4
Payable for Administration Fees	3
Payable for Shareholder Services Fees — Class P	— @
Payable for Shareholder Services Fees — Class H	— @
Payable for Distribution and Shareholder Services Fees — Class L	1
Other Liabilities	24
Total Liabilities	9,916
Net Assets	$45,601
Net Assets Consist of:
Paid-in-Capital	$101,204
Undistributed Net Investment Income	514
Accumulated Net Realized Loss	(58,462)
Unrealized Appreciation (Depreciation) on:
Investments	2,396
Investments in Affiliates	95
Futures Contracts	(71)
Swap Agreements	(75)
Net Assets	$45,601

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 28, 2013 (000)
CLASS I:
Net Assets	$41,361
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	3,773,749
Net Asset Value, Offering and Redemption Price Per Share	$10.96
CLASS P:
Net Assets	$1,243
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	113,400
Net Asset Value, Redemption Price Per Share	$10.96
Maximum Sales Load§§	4.25%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$11.45
CLASS H:
Net Assets	$98
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	8,969
Net Asset Value, Redemption Price Per Share	$10.96
Maximum Sales Load§§	4.00%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$11.42
CLASS L:
Net Assets	$2,899
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	264,624
Net Asset Value, Offering and Redemption Price Per Share	$10.95
(1) Including: Securities on Loan, at Value:	$9,016

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

§§  Effective February 25, 2013, the Trustees approved the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolio and an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolio from 3.50% to 4.00%

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 28, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ Foreign Taxes Withheld)	$899
Interest from Securities of Affiliated Issuers	20
Income from Securities Loaned — Net	9
Dividends from Security of Affiliated Issuer	1
Total Investment Income	929
Expenses:
Advisory Fees (Note B)	86
Professional Fees	57
Registration Fees	26
Sub Transfer Agency Fees	24
Administration Fees (Note C)	18
Shareholder Reporting Fees	17
Pricing Fees	15
Custodian Fees (Note F)	12
Shareholder Services Fees — Class P (Note D)	2
Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	8
Transfer Agency Fees (Note E)	8
Trustees' Fees and Expenses	2
Other Expenses	4
Total Expenses	279
Waiver of Shareholder Servicing Fees — Class P (Note D)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Expense Offset (Note F)	(— @)
Net Expenses	277
Net Investment Income	652
Realized Gain (Loss):
Investments Sold	905
Investments in Affiliates	22
Futures Contracts	(83)
Swap Agreements	(10)
Net Realized Gain	834
Change in Unrealized Appreciation (Depreciation):
Investments	(638)
Investments in Affiliates	(9)
Futures Contracts	(28)
Swap Agreements	15
Net Change in Unrealized Appreciation (Depreciation)	(660)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	174
Net Increase in Net Assets Resulting from Operations	$826

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 28, 2013R (unaudited) (000)	Year Ended September 30, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$652	$1,913
Net Realized Gain	834	3,497
Net Change in Unrealized Appreciation (Depreciation)	(660)	348
Net Increase in Net Assets Resulting from Operations	826	5,758
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(637)	(2,199)
Class P:
Net Investment Income	(15)	(23)
Class H:
Net Investment Income	(2)	(9)
Class L:
Net Investment Income	(37)	(137)
Total Distributions	(691)	(2,368)
Capital Share Transactions:(1)
Class I:
Subscribed	563	1,425
Distributions Reinvested	636	2,197
Redeemed	(4,738)	(24,373)
Class P:
Subscribed	797	809
Distributions Reinvested	15	23
Redeemed	(534)	(325)
Class H:
Distributions Reinvested	1	5
Redeemed	(81)	(308)
Class L:
Subscribed	56	58
Distributions Reinvested	37	137
Redeemed	(353)	(1,342)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,601)	(21,694)
Total Decrease in Net Assets	(3,466)	(18,304)
Net Assets:
Beginning of Period	49,067	67,371
End of Period (Including Undistributed Net Investment Income of $514 and $553)	$45,601	$49,067
(1) Capital Share Transactions:
Class I:
Shares Subscribed	52	137
Shares Issued on Distributions Reinvested	59	213
Shares Redeemed	(434)	(2,328)
Net Decrease in Class I Shares Outstanding	(323)	(1,978)
Class P:
Shares Subscribed	73	77
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(49)	(31)
Net Increase in Class P Shares Outstanding	25	48
Class H:
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(7)	(30)
Net Decrease in Class H Shares Outstanding	(7)	(30)
Class L:
Shares Subscribed	5	5
Shares Issued on Distributions Reinvested	4	13
Shares Redeemed	(33)	(127)
Net Decrease in Class L Shares Outstanding	(24)	(109)

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$10.93		$10.27		$10.17		$9.75		$9.61	$11.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.36		0.33		0.33		0.31	0.55
Net Realized and Unrealized Gain (Loss)	0.04		0.73		0.07		0.49		0.38	(1.57)
Total from Investment Operations	0.19		1.09		0.40		0.82		0.69	(1.02)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.43)		(0.30)		(0.40)		(0.55)	(0.52)
Redemption Fees	—		—		—		—		0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$10.96		$10.93		$10.27		$10.17		$9.75	$9.61
Total Return++	1.75	%#	10.94%		4.05%		8.65%		7.46%	(9.37)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,361		$44,779		$62,410		$79,337		$140,890	$316,894
Ratio of Expenses to Average Net Assets	1.17	%*+††	1.00	%+††	0.80	%+††	0.76	%+††	0.56%+	0.52%+
Ratio of Net Investment Income to Average Net Assets	2.86	%*+††	3.41	%+††	3.27	%+††	3.36	%+††	3.30%+	5.18%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	0.01%	0.01%
Portfolio Turnover Rate	34	%#	129%		224%		277%		545%	325%

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Corporate Bond Portfolio

	Class P
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009		2008
Net Asset Value, Beginning of Period	$10.92		$10.27		$10.16		$9.74		$9.60		$11.14
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.34		0.31		0.31		0.30		0.53
Net Realized and Unrealized Gain (Loss)	0.04		0.73		0.08		0.49		0.38		(1.57)
Total from Investment Operations	0.19		1.07		0.39		0.80		0.68		(1.04)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.42)		(0.28)		(0.38)		(0.54)		(0.50)
Redemption Fees	—		—		—		—		0.00	‡	0.00 ‡
Net Asset Value, End of Period	$10.96		$10.92		$10.27		$10.16		$9.74		$9.60
Total Return++	1.77	%#	10.69%		3.99%		8.50%		7.44%		(9.60)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,243		$961		$408		$590		$611		$842
Ratio of Expenses to Average Net Assets(1)	1.32	%*+††	1.15	%+††	0.95	%+††	0.91	%+††	0.69	%+	0.67%+
Ratio of Net Investment Income to Average Net Assets(1)	2.71	%*+††	3.26	%+††	3.12	%+††	3.21	%+††	3.19	%+	5.01%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	0.01%		0.01%
Portfolio Turnover Rate	34	%#	129%		224%		277%		545%		325%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.42	%*††	1.25	%††	1.05	%††	1.01	%+††	0.79	%+	0.77%+
Net Investment Income to Average Net Assets	2.61	%*††	3.16	%††	3.02	%††	3.11	%+††	3.09	%+	4.91%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Corporate Bond Portfolio

	Class H
	Six Months Ended March 28, 2013R		Year Ended September 30,							Period from January 2, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009	September 30, 2008
Net Asset Value, Beginning of Period	$10.92		$10.27		$10.16		$9.74		$9.53	$11.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.33		0.31		0.31		0.28	0.21
Net Realized and Unrealized Gain (Loss)	0.04		0.72		0.07		0.48		0.39	(1.68)
Total from Investment Operations	0.18		1.05		0.38		0.79		0.67	(1.47)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.40)		(0.27)		(0.37)		(0.46)	(0.15)
Redemption Fees	—		—		—		—		0.00 ‡	—
Net Asset Value, End of Period	$10.96		$10.92		$10.27		$10.16		$9.74	$9.53
Total Return++	1.70	%#	10.55%		3.89%		8.39%		7.21%	(13.21	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$98		$178		$473		$170		$162	$85
Ratio of Expenses to Average Net Assets	1.42	%*+††	1.25	%+††	1.05	%+††	1.01	%+††	0.81%+	2.98	%*+
Ratio of Net Investment Income to Average Net Assets	2.61	%*+††	3.16	%+††	3.02	%+††	3.11	%+††	2.94%+	2.71	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	0.01%	0.01	%*
Portfolio Turnover Rate	34	%#	129%		224%		277%		545%	325	%#

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 28, 2013R		Year Ended September 30,							Period from June 16, 2008^ to
Selected Per Share Data and Ratios	(unaudited)		2012		2011		2010		2009	September 30, 2008
Net Asset Value, Beginning of Period	$10.92		$10.26		$10.15		$9.74		$9.63	$10.12
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.30		0.28		0.28		0.24	0.12
Net Realized and Unrealized Gain (Loss)	0.03		0.74		0.08		0.48		0.41	(0.60)
Total from Investment Operations	0.16		1.04		0.36		0.76		0.65	(0.48)
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.38)		(0.25)		(0.35)		(0.54)	(0.01)
Redemption Fees	—		—		—		—		0.00 ‡	—
Net Asset Value, End of Period	$10.95		$10.92		$10.26		$10.15		$9.74	$9.63
Total Return++	1.49	%#	10.38%		3.51%		8.15%		7.08%	(4.73	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,899		$3,149		$4,080		$5,508		$5,159	$58
Ratio of Expenses to Average Net Assets	1.67	%*+††	1.50	%+††	1.30	%+††	1.26	%+††	1.06%+	1.15	%*+
Ratio of Net Investment Income to Average Net Assets	2.36	%*+††	2.91	%+††	2.77	%+††	2.86	%+††	2.58%+	4.34	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	0.00	%§	0.01%	0.01	%*
Portfolio Turnover Rate	34	%#	129%		224%		277%		545%	325	%#

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust (''MSIFT'' or the ''Fund'') is registered under the Investment Company Act of 1940, as amended (the ''Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc., (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$338	$—	$338
Collateralized Mortgage Obligations — Agency Collateral Series	—	4	—	4
Corporate Bonds	—	44,131	—	44,131
Total Fixed Income Securities	—	44,473	—	44,473
Short-Term Investments
Investment Company	9,091	—	—	9,091
Repurchase Agreement	—	960	—	960
U.S. Treasury Security	—	60	—	60
Total Short-Term Investments	9,091	1,020	—	10,111
Futures Contracts	4	—	—	4
Credit Default Swap Agreements	—	1	—	1
Total Assets	9,095	45,494	—	54,589
Liabilities:
Futures Contracts	(75)	—	—	(75)
Credit Default Swap Agreements	—	(2)	—	(2)
Interest Rate Swap Agreements	—	(74)	—	(74)
Total Liabilities	(75)	(76)	—	(151)
Total	$9,020	$45,418	$—	$54,438

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. In a zero coupon interest rate swap, payment only occurs at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of floating rate investments been rolled over through the life of the swap. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will require the clearing and exchange-trading of many OTC swap agreements. Mandatory exchange-trading and clearing will occur on a phased-in basis.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security and commonly referred to as credit default swaps. Where a Portfolio is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When a Portfolio is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed upon) value of a referenced debt obligation upon default of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210 "Balance Sheet" ("ASC 210"). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation (Depreciation) on Swap Agreements" in the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements in the Statement of Operations.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 28, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$4	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	1
		Total	$5
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$(75	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(2)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(74)
		Total	$(151)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 28, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(83)
Credit Risk	Swap Agreements	12
Interest Rate Risk	Swap Agreements	(22)
	Total	$(93)

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(28)
Credit Risk	Swap Agreements	(1)
Interest Rate Risk	Swap Agreements	16
	Total	$(13)

For the six months ended March 28, 2013, the average monthly original value of futures contracts was approximately $30,327,000 and the average monthly notional amount of swap agreements was approximately $9,986,000.

4.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $9,016,000 and $9,213,000, respectively. The Portfolio received cash collateral of approximately $9,213,000, of which, approximately $9,212,000 was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. At March 28, 2013, there was uninvested cash collateral of approximately $1,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Portfolio. For the period ended March 28, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.372% of the Portfolio's daily net assets.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares. The Distributor has agreed to waive 0.10% of the 0.25% shareholder services fee it is entitled to receive from Class P shares' average daily net assets for the Portfolio. For the six months ended March 28, 2013, the Portfolio waived approximately $1,000.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services

Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances may be used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 28, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $15,731,000 and $17,907,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 28, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

Liquidity Funds. For the six months ended March 28, 2013, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 28, 2013 is as follows:

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 28, 2013 (000)
$7,949	$17,452	$16,310	$1	$9,091

For the six months ended March 28, 2013, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Interest Income (000)	Value March 28, 2013 (000)
$880	$140	$199	$22	$20	$832

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 Distributions Paid From: Ordinary Income (000)	2011 Distributions Paid From: Ordinary Income (000)
$2,368	$2,333

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$92	$(92)	—

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

At September 30, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$557	—

At March 28, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,637,000 and the aggregate gross unrealized depreciation is approximately $146,000 resulting in net unrealized appreciation of approximately $2,491,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At September 30, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$51,214	September 30, 2017
8,130	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2012, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $3,205,000.

I. Accounting Pronouncement: In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolio's financial statements.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

(This Page has been left blank intentionally.)

(This Page has been left blank intentionally.)

(This Page has been left blank intentionally.)

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Trustee and Officer Information (unaudited)

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
654916 EXP [05/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

High Yield Portfolio

Semi-Annual
Report

March 28, 2013

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	14
U.S. Privacy Policy	19
Trustee and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in High Yield Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

April 2013

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Expense Example (unaudited)

High Yield Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 28, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Actual Ending Account Value 3/28/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$1,100.80	$1,020.84	$3.86	$3.72	0.75%
High Yield Portfolio Class P	1,000.00	1,099.40	1,019.62	5.15	4.95	1.00
High Yield Portfolio Class H	1,000.00	1,099.40	1,019.62	5.15	4.95	1.00
High Yield Portfolio Class L	1,000.00	1,099.00	1,018.39	6.43	6.19	1.25

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 179/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Corporate Bonds (98.0%)
Basic Materials (8.2%)
American Gilsonite Co. 11.50%, 9/1/17 (a)	$100	$107
APERAM 7.38%, 4/1/16 (a)	50	51
Boise Cascade LLC/Boise Cascade Finance Corp. 6.38%, 11/1/20 (a)	50	53
HudBay Minerals, Inc. 9.50%, 10/1/20	100	110
Ineos Group Holdings SA 8.50%, 2/15/16 (a)	75	77
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, 3/1/19	50	52
Olin Corp. 5.50%, 8/15/22	50	52
Permian Holdings, Inc. 10.50%, 1/15/18 (a)	100	103
Prince Mineral Holding Corp. 11.50%, 12/15/19 (a)	150	168
Taminco Acquisition Corp. 9.13%, 12/15/17 (a)(b)	100	102
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/21 (a)	150	158
		1,033
Communications (7.9%)
Avaya, Inc. 7.00%, 4/1/19 (a)	100	98
Cablevision Systems Corp. 7.75%, 4/15/18	50	57
Crown Castle International Corp. 5.25%, 1/15/23	50	51
GXS Worldwide, Inc. 9.75%, 6/15/15	50	52
Harron Communications LP/Harron Finance Corp. 9.13%, 4/1/20 (a)	150	167
Intelsat Luxembourg SA 6.75%, 6/1/18 (a)(c)	150	155
inVentiv Health, Inc. 9.00%, 1/15/18 (a)	100	105
Level 3 Financing, Inc. 8.13%, 7/1/19	50	55
MDC Partners, Inc. 6.75%, 4/1/20 (a)	100	102
MetroPCS Wireless, Inc. 6.25%, 4/1/21 (a)	110	113
SBA Telecommunications, Inc. 5.75%, 7/15/20 (a)	50	52
		1,007
Consumer, Cyclical (20.7%)
Academy Ltd./Academy Finance Corp. 9.25%, 8/1/19 (a)	100	113
American Standard Americas 10.75%, 1/15/16 (a)	100	104
Ameristar Casinos, Inc. 7.50%, 4/15/21	50	55
	Face Amount (000)	Value (000)
Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19	$50	$56
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9.00%, 2/15/18 (a)(b)	150	153
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	50	50
10.00%, 12/15/18	150	103
CCM Merger, Inc. 9.13%, 5/1/19 (a)	100	103
Chester Downs & Marina LLC 9.25%, 2/1/20 (a)	100	96
Choice Hotels International, Inc. 5.75%, 7/1/22	50	56
Continental Airlines 2012-3 Class C Pass-Thru Certificates 6.13%, 4/29/18	100	101
Diamond Resorts Corp. 12.00%, 8/15/18	150	166
Exide Technologies 8.63%, 2/1/18	100	86
Graton Economic Development Authority 9.63%, 9/1/19 (a)	100	112
HD Supply, Inc. 10.50%, 1/15/21	150	157
IDQ Holdings, Inc. 11.50%, 4/1/17 (a)	150	166
INTCOMEX, Inc. 13.25%, 12/15/14	145	150
Jaguar Land Rover Automotive PLC 5.63%, 2/1/23 (a)	150	157
Levi Strauss & Co. 6.88%, 5/1/22	50	55
Logan's Roadhouse, Inc. 10.75%, 10/15/17	150	141
RSI Home Products, Inc. 6.88%, 3/1/18 (a)	50	51
Scientific Games International, Inc. 6.25%, 9/1/20	50	51
Snoqualmie Entertainment Authority 9.13%, 2/1/15 (a)	127	127
Sonic Automotive, Inc. 7.00%, 7/15/22	50	55
VWR Funding, Inc. 7.25%, 9/15/17 (a)	50	53
Wolverine World Wide, Inc. 6.13%, 10/15/20 (a)	100	107
		2,624
Consumer, Non-Cyclical (17.6%)
Acadia Healthcare Co., Inc. 6.13%, 3/15/21 (a)	100	104
Albea Beauty Holdings SA 8.38%, 11/1/19 (a)	100	107
American Achievement Corp. 10.88%, 4/15/16 (a)	50	49
ARAMARK Corp. 5.75%, 3/15/20 (a)	100	103

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Armored Autogroup, Inc. 9.25%, 11/1/18	$150	$135
Bumble Bee Holdco SCA 9.63%, 3/15/18 (a)(b)	100	104
CDRT Holding Corp. 9.25%, 10/1/17 (a)(b)	50	52
DynCorp International, Inc. 10.38%, 7/1/17	50	50
Global A&T Electronics Ltd. 10.00%, 2/1/19 (a)	200	216
HCA, Inc. 5.88%, 3/15/22	50	54
Hologic, Inc. 6.25%, 8/1/20	50	53
Jaguar Holding Co., I 9.38%, 10/15/17 (a)(b)	100	108
Kindred Healthcare, Inc. 8.25%, 6/1/19	150	150
Knowledge Universe Education LLC 7.75%, 2/1/15 (a)	150	148
Mead Products LLC/ACCO Brands Corp. 6.75%, 4/30/20 (a)	50	54
Monitronics International, Inc. 9.13%, 4/1/20	100	106
RR Donnelley & Sons Co. 7.88%, 3/15/21	50	52
ServiceMaster Co. 8.00%, 2/15/20	100	108
Spectrum Brands Escrow Corp. 6.63%, 11/15/22 (a)	50	54
SUPERVALU, Inc. 8.00%, 5/1/16	50	52
Universal Hospital Services, Inc. 7.63%, 8/15/20	50	54
US Foods, Inc. 8.50%, 6/30/19 (a)	100	107
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/1/18	50	53
Wells Enterprises, Inc. 6.75%, 2/1/20 (a)	150	159
		2,232
Energy (6.7%)
Continental Resources, Inc. 5.00%, 9/15/22	50	53
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.75%, 4/1/19	50	52
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.38%, 6/1/19	50	53
Kodiak Oil & Gas Corp. 5.50%, 1/15/21 (a)	50	53
Northern Oil and Gas, Inc. 8.00%, 6/1/20	50	52
	Face Amount (000)	Value (000)
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.13%, 11/15/20 (a)	$100	$107
Offshore Group Investment Ltd. 7.13%, 4/1/23 (a)	100	103
Penn Virginia Corp. 10.38%, 6/15/16	150	160
PetroBakken Energy Ltd. 8.63%, 2/1/20 (a)	100	103
SM Energy Co. 6.50%, 1/1/23	50	55
Tesoro Corp. 5.38%, 10/1/22	50	52
		843
Finance (6.3%)
CNO Financial Group, Inc. 6.38%, 10/1/20 (a)	50	53
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/20 (a)	200	204
Kennedy-Wilson, Inc. 8.75%, 4/1/19	50	54
Nationstar Mortgage LLC/Nationstar Capital Corp. 7.88%, 10/1/20 (a)	50	56
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.88%, 3/15/22 (a)	50	53
Nuveen Investments, Inc. 9.13%, 10/15/17 (a)	100	104
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc. 7.25%, 1/15/18 (a)	100	104
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 8.25%, 9/1/17	50	54
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.50%, 6/15/19 (a)	100	110
		792
Government (0.4%)
Laredo Petroleum, Inc. 7.38%, 5/1/22	50	55
Industrials (24.5%)
Alion Science & Technology Corp. 12.00%, 11/1/14 (b)	100	103
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance 8.50%, 2/15/18 (a)	100	103
Atkore International, Inc. 9.88%, 1/1/18	50	55
BC Mountain LLC/BC Mountain Finance, Inc. 7.00%, 2/1/21 (a)	100	106
Bristow Group, Inc. 6.25%, 10/15/22	50	54
Cequel Communications Holdings I LLC/ Cequel Capital Corp. 6.38%, 9/15/20 (a)	50	52
CEVA Group PLC 8.38%, 12/1/17 (a)	100	103

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Cleaver Brooks, Inc. 8.75%, 12/15/19 (a)	$100	$108
Consolidated Container Co., LLC/Consolidated Container Capital, Inc. 10.13%, 7/15/20 (a)	150	165
Dematic SA/DH Services Luxembourg Sarl 7.75%, 12/15/20 (a)	50	52
DryShips, Inc. 5.00%, 12/1/14	100	87
Gibraltar Industries, Inc. 6.25%, 2/1/21 (a)	50	53
Griffon Corp. 7.13%, 4/1/18	50	54
Harland Clarke Holdings Corp. 9.50%, 5/15/15	100	99
Heckmann Corp. 9.88%, 4/15/18	100	107
Interline Brands, Inc. 10.00%, 11/15/18 (a)(b)	150	167
JB Poindexter & Co., Inc. 9.00%, 4/1/22 (a)	150	157
Kenan Advantage Group, Inc. (The) 8.38%, 12/15/18 (a)	100	105
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/17	50	55
Marquette Transportation Co./Marquette Transportation Finance Corp. 10.88%, 1/15/17	150	161
Martin Midstream Partners LP/Martin Midstream Finance Corp. 7.25%, 2/15/21 (a)	50	51
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/19	100	91
Pretium Packaging LLC/Pretium Finance, Inc. 11.50%, 4/1/16	100	109
Quality Distribution LLC/QD Capital Corp. 9.88%, 11/1/18	150	166
Sealed Air Corp. 6.50%, 12/1/20 (a)	50	55
Sequa Corp. 7.00%, 12/15/17 (a)	100	102
Silver II Borrower/Silver II US Holdings LLC 7.75%, 12/15/20 (a)	100	107
Tekni-Plex, Inc. 9.75%, 6/1/19 (a)	100	111
Terex Corp. 6.00%, 5/15/21	50	53
Tervita Corp. 8.00%, 11/15/18 (a)	50	52
Viasystems, Inc. 7.88%, 5/1/19 (a)	50	53
Weekley Homes LLC/Weekley Finance Corp. 6.00%, 2/1/23 (a)	100	104
Zachry Holdings, Inc. 7.50%, 2/1/20 (a)	100	106
		3,106
	Face Amount (000)	Value (000)
Technology (3.9%)
CDW LLC/CDW Finance Corp. 8.50%, 4/1/19	$50	$56
First Data Corp., 10.63%, 6/15/21 (a)(c)	50	51
11.25%, 1/15/21 (a)	50	52
Freescale Semiconductor, Inc. 9.25%, 4/15/18 (a)	50	55
iGate Corp. 9.00%, 5/1/16	50	55
IMS Health, Inc. 6.00%, 11/1/20 (a)	50	52
Infor US, Inc., 9.38%, 4/1/19	100	114
11.50%, 7/15/18	45	53
		488
Utilities (1.8%)
AES Corp. 7.38%, 7/1/21	50	58
GenOn Americas Generation LLC 8.50%, 10/1/21	100	118
Sabine Pass LNG LP 6.50%, 11/1/20 (a)	50	53
		229
Total Fixed Income Securities (Cost $11,778)		12,409
	Shares
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $24)	24,080	24
Total Investments (98.2%) (Cost $11,802)		12,433
Other Assets in Excess of Liabilities (1.8%)		226
Net Assets (100.0%)		$12,659

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Payment-in-kind security.

(c)  When-issued security.

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	25.0%
Consumer, Cyclical	21.1
Consumer, Non-Cyclical	17.9
Basic Materials	8.3
Communications	8.1
Energy	6.8
Finance	6.4
Other*	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

High Yield Portfolio

Statement of Assets and Liabilities	March 28, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $11,778)	$12,409
Investment in Security of Affiliated Issuer, at Value (Cost $24)	24
Total Investments in Securities, at Value (Cost $11,802)	12,433
Cash	—	@
Receivable for Investments Sold	667
Interest Receivable	267
Due from Adviser	48
Receivable from Affiliate	—	@
Other Assets	38
Total Assets	13,453
Liabilities:
Payable for Investments Purchased	759
Payable for Professional Fees	21
Payable for Transfer Agent Fees	4
Payable for Custodian Fees	1
Payable for Administration Fees	1
Payable for Portfolio Shares Redeemed	—	@
Payable for Shareholder Services Fees — Class P	—	@
Payable for Distribution and Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	8
Total Liabilities	794
Net Assets	$12,659
Net Assets Consist Of:
Paid-in-Capital	$11,579
Undistributed Net Investment Income	98
Accumulated Net Realized Gain	351
Unrealized Appreciation (Depreciation) on:
Investments	631
Net Assets	$12,659
CLASS I:
Net Assets	$12,078
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	1,093,648
Net Asset Value, Offering and Redemption Price Per Share	$11.04
CLASS P:
Net Assets	$139
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	12,562
Net Asset Value, Redemption Price Per Share	$11.04
Maximum Sales Load§§	4.25%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$11.53
CLASS H:
Net Assets	$332
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	30,054
Net Asset Value, Redemption Price Per Share	$11.04
Maximum Sales Load§§	4.00%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$11.50
CLASS L:
Net Assets	$110
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$11.04

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

§§  Effective February 25, 2013, the Trustees approved the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolio and an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolio from 3.50% to 4.00%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

High Yield Portfolio

Statement of Operations	Six Months Ended March 28, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$484
Dividends from Security of Affiliated Issuer	—	@
Total Investment Income	484
Expenses:
Offering Costs	48
Professional Fees	38
Advisory Fees (Note B)	34
Registration Fees	12
Shareholder Reporting Fees	10
Custodian Fees (Note F)	6
Transfer Agency Fees (Note E)	6
Administration Fees (Note C)	5
Pricing Fees	5
Trustees' Fees and Expenses	1
Shareholder Services Fees — Class P (Note D)	—	@
Shareholder Services Fees — Class H (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Other Expenses	12
Total Expenses	177
Expenses Reimbursed by Adviser (Note B)	(99)
Waiver of Advisory Fees (Note B)	(34)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	44
Net Investment Income	440
Realized Gain:
Investments Sold	416
Change in Unrealized Appreciation (Depreciation):
Investments	261
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	677
Net Increase in Net Assets Resulting from Operations	$1,117

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 28, 2013R (unaudited) (000)	Period from February 7, 2012^ to September 30, 2012 (000)
Increase in Net Assets:
Operations:
Net Investment Income	$440	$503
Net Realized Gain	416	216
Net Change in Unrealized Appreciation (Depreciation)	261	370
Net Increase in Net Assets Resulting from Operations	1,117	1,089
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(449)	(365)
Net Realized Gain	(270)	—
Class P:
Net Investment Income	(4)	(4)
Net Realized Gain	(3)	—
Class H:
Net Investment Income	(10)	(5)
Net Realized Gain	(5)	—
Class L:
Net Investment Income	(5)	(3)
Net Realized Gain	(3)	—
Total Distributions	(749)	(377)
Capital Share Transactions:(1)
Class I:
Subscribed	880	10,286
Distributions Reinvested	42	1
Redeemed	(172)	—
Class P:
Subscribed	28	100
Class H:
Subscribed	256	250
Distributions Reinvested	8	1
Redeemed	(147)	(54)
Class L:
Subscribed	127	100
Distributions Reinvested	1	—
Redeemed	(128)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	895	10,684
Total Increase in Net Assets	1,263	11,396
Net Assets:
Beginning of Period	11,396	—
End of Period (Including Undistributed Net Investment Income of $98 and $126)	$12,659	$11,396
(1) Capital Share Transactions:
Class I:
Shares Subscribed	81	1,025
Shares Issued on Distributions Reinvested	4	— @@
Shares Redeemed	(16)	—
Net Increase in Class I Shares Outstanding	69	1,025
Class P:
Shares Subscribed	3	10
Class H:
Shares Subscribed	24	24
Shares Issued on Distributions Reinvested	1	— @@
Shares Redeemed	(14)	(5)
Net Increase in Class H Shares Outstanding	11	19
Class L:
Shares Subscribed	12	10
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(12)	—
Net Increase in Class L Shares Outstanding	—	10

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

High Yield Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from February 7, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.71		$10.00
Income from Investment Operations:
Net Investment Income†	0.41		0.50
Net Realized and Unrealized Gain	0.61		0.59
Total from Investment Operations	1.02		1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.43)		(0.38)
Net Realized Gain	(0.26)		—
Total Distributions	(0.69)		(0.38)
Net Asset Value, End of Period	$11.04		$10.71
Total Return++	10.08	%#	11.07	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$12,078		$10,975
Ratio of Expenses to Average Net Assets (1)	0.75	%*+	0.74	%*+
Ratio of Net Investment Income to Average Net Assets (1)	7.68	%*+	7.53	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01	%*
Portfolio Turnover Rate	141	%#	192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.07	%*	3.17	%*
Net Investment Income to Average Net Assets	5.36	%*	5.10	%*

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

High Yield Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from February 7, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.71		$10.00
Income from Investment Operations:
Net Investment Income†	0.39		0.48
Net Realized and Unrealized Gain	0.62		0.59
Total from Investment Operations	1.01		1.07
Distributions from and/or in Excess of:
Net Investment Income	(0.42)		(0.36)
Net Realized Gain	(0.26)		—
Total Distributions	(0.68)		(0.36)
Net Asset Value, End of Period	$11.04		$10.71
Total Return++	9.94	%#	10.92	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$139		$107
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	0.99	%*+
Ratio of Net Investment Income to Average Net Assets (1)	7.43	%*+	7.28	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01	%*
Portfolio Turnover Rate	141	%#	192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.32	%*	3.42	%*
Net Investment Income to Average Net Assets	5.11	%*	4.85	%*

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

High Yield Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from February 7, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.71		$10.00
Income from Investment Operations:
Net Investment Income†	0.39		0.48
Net Realized and Unrealized Gain	0.62		0.59
Total from Investment Operations	1.01		1.07
Distributions from and/or in Excess of:
Net Investment Income	(0.42)		(0.36)
Net Realized Gain	(0.26)		—
Total Distributions	(0.68)		(0.36)
Net Asset Value, End of Period	$11.04		$10.71
Total Return++	9.94	%#	10.92	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$332		$207
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	0.99	%*+
Ratio of Net Investment Income to Average Net Assets (1)	7.43	%*+	7.28	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01	%*
Portfolio Turnover Rate	141	%#	192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.32	%*	3.42	%*
Net Investment Income to Average Net Assets	5.11	%*	4.85	%*

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

High Yield Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from February 7, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$10.70		$10.00
Income from Investment Operations:
Net Investment Income†	0.38		0.46
Net Realized and Unrealized Gain	0.63		0.59
Total from Investment Operations	1.01		1.05
Distributions from and/or in Excess of:
Net Investment Income	(0.41)		(0.35)
Net Realized Gain	(0.26)		—
Total Distributions	(0.67)		(0.35)
Net Asset Value, End of Period	$11.04		$10.70
Total Return++	9.90	%#	10.66	%#
Ratios and Supplemental Data:††
Net Assets, End of Period (Thousands)	$110		$107
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.24	%*+
Ratio of Net Investment Income to Average Net Assets (1)	7.18	%*+	7.03	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01	%*
Portfolio Turnover Rate	141	%#	192	%#
(1) Supplemental Information on the Ratios to Average Net Assets:††
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.57	%*	3.67	%*
Net Investment Income to Average Net Assets	4.86	%*	4.60	%*

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT'' or the "Fund'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks total return. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc., (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (4) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities — Corporate Bonds	$—	$12,409	$—	$12,409
Short-Term Investment — Investment Company	24	—	—	24
Total Assets	$24	$12,409	$—	$12,433

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Portfolio did not have any investments transfer between investment levels.

3.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Portfolio. For the period ended March 28, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I shares, 1.00% for Class P shares, 1.00% for Class H shares and 1.25% for Class L shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the six months ended March 28, 2013, approximately $133,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances may be used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 28, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $16,850,000 and $16,336,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 28, 2013.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 28, 2013, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 28, 2013 is as follows:

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value March 28, 2013 (000)
$148	$1,948	$2,072	$—	@	$24

@ Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. The year ended September 30, 2012 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 was as follows:

2012 Distributions Paid From: Ordinary Income (000)
$377

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

At September 30, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$342	$—

At March 28, 2013, the aggregate cost for federal income tax purposes is approximately $11,802,000. The aggregate gross unrealized appreciation is approximately $665,000 and the aggregate gross unrealized depreciation is approximately $34,000 resulting in net unrealized appreciation of approximately $631,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

I. Accounting Pronouncement: In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolio's financial statements.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

• We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

• We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

• We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

• We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information we disclose to affiliated companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

21

(This Page has been left blank intentionally.)

(This Page has been left blank intentionally.)

(This Page has been left blank intentionally.)

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Trustee and Officer Information (unaudited)

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
656129 EXP[05/31/14]

INVESTMENT MANAGEMENT

Morgan Stanley
Institutional Fund Trust

Limited Duration Portfolio

Semi-Annual
Report

March 28, 2013

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
U.S. Privacy Policy	26
Trustee and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future. There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Limited Duration Portfolio performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

Arthur Lev
President and Principal Executive Officer

April 2013

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Expense Example (unaudited)

Limited Duration Portfolio

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 28, 2013 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Actual Expenses Paid During Period" are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/12	Actual Ending Account Value 3/28/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Limited Duration Portfolio Class I	$1,000.00	$1,008.30	$1,020.99	$3.55	$3.57	0.72%
Limited Duration Portfolio Class P	1,000.00	1,007.00	1,019.76	4.77	4.80	0.97
Limited Duration Portfolio Class H	1,000.00	1,007.10	1,019.76	4.77	4.80	0.97
Limited Duration Portfolio Class L	1,000.00	1,004.60	1,018.49	6.05	6.09	1.23

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 179/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.8%)
Agency Adjustable Rate Mortgages (2.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.75%, 7/1/36	$186	$198
2.80%, 7/1/38	554	592
2.93%, 9/1/35 - 1/1/38	1,045	1,108
Federal National Mortgage Association,
Conventional Pools:
2.34%, 5/1/35	694	739
2.94%, 5/1/39	751	809
Government National Mortgage Association,
Various Pool
4.00%, 2/20/40	253	268
		3,714
Agency Fixed Rate Mortgages (0.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 9/1/19 - 11/1/29	13	15
7.50%, 11/1/19	2	2
Federal National Mortgage Association,
Conventional Pools:
6.50%, 2/1/28 - 10/1/32	719	830
7.00%, 7/1/29 - 12/1/33	62	75
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 12/15/16	34	37
		959
Asset-Backed Securities (12.4%)
Ally Auto Receivables Trust,
Series 2012-3
0.62%, 3/15/17	750	751
Series 2012-SN1
0.57%, 8/20/15	560	561
Ally Master Owner Trust,
2.15%, 1/15/16	700	709
2.88%, 4/15/15 (a)	650	651
American Express Credit Account Master Trust
1.45%, 3/15/17 (b)	2,325	2,364
AWAS Aviation Capital Ltd.
7.00%, 10/17/16 (a)	404	428
CarMax Auto Owner Trust
0.52%, 7/17/17	500	500
Chase Issuance Trust,
0.54%, 10/16/17	1,125	1,124
0.59%, 8/15/17	1,608	1,607
CNH Equipment Trust
1.17%, 5/15/15	322	322
Ford Credit Auto Lease Trust,
0.57%, 9/15/15	330	330
0.60%, 3/15/16	590	590
	Face Amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust
4.20%, 2/15/17 (a)	$1,150	$1,227
GE Dealer Floorplan Master Note Trust
0.69%, 6/20/17 (b)	750	754
GE Equipment Transportation LLC
0.62%, 7/25/16	570	570
Harley-Davidson Motorcycle Trust,
Series 2010-1
1.16%, 2/15/15	307	307
Hyundai Auto Receivables Trust
0.53%, 4/17/17	1,500	1,500
Nationstar Agency Advance Funding Trust
1.89%, 2/18/48 (a)	100	101
North Carolina State Education Assistance Authority,
0.75%, 1/25/21 (b)	278	278
1.10%, 7/25/25 (b)	625	631
Panhandle-Plains Higher Education Authority, Inc.
1.23%, 7/1/24 (b)	275	278
Volvo Financial Equipment LLC
0.74%, 3/15/17 (a)	650	650
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	180	181
		16,414
Collateralized Mortgage Obligations — Agency Collateral Series (2.8%)
Federal Home Loan Mortgage Corporation,
1.43%, 8/25/17	688	702
1.56%, 10/25/18	263	269
REMIC
7.50%, 9/15/29	1,463	1,724
Federal National Mortgage Association,
0.95%, 11/25/15	360	364
1.08%, 2/25/16	670	678
		3,737
Commercial Mortgage-Backed Security (0.1%)
Citigroup Commercial Mortgage Trust (See Note G)
2.11%, 1/12/18	182	187
Corporate Bonds (65.2%)
Finance (30.6%)
ABB Treasury Center USA, Inc.
2.50%, 6/15/16 (a)	745	777
Abbey National Treasury Services PLC
2.88%, 4/25/14	615	626
ABN Amro Bank N.V.
4.25%, 2/2/17 (a)	400	437
Aflac, Inc.
3.45%, 8/15/15	325	345
American Express Co.
7.25%, 5/20/14	1,680	1,804
American International Group, Inc.
3.65%, 1/15/14	745	763
Banco Bradesco SA
4.50%, 1/12/17	975	1,043

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Bank of America Corp.,
Series 1
3.75%, 7/12/16	$1,295	$1,378
Bank of Montreal
1.40%, 9/11/17	585	586
Barclays Bank PLC
5.20%, 7/10/14	980	1,033
BNP Paribas SA
2.38%, 9/14/17	1,000	1,016
BP Capital Markets PLC
3.88%, 3/10/15	595	631
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	312
Capital One Financial Corp.
7.38%, 5/23/14	875	940
CIT Group, Inc.
5.00%, 5/15/17	500	539
Citigroup, Inc. (See Note G)
4.45%, 1/10/17	1,125	1,240
Commonwealth Bank of Australia
1.95%, 3/16/15	735	753
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 1/19/17	330	354
Credit Agricole SA
3.00%, 10/1/17 (a)	725	752
Discover Bank
2.00%, 2/21/18	665	668
DNB Bank ASA
3.20%, 4/3/17 (a)	610	647
General Electric Capital Corp.
1.63%, 4/2/18 (c)	1,770	1,764
Genworth Life Institutional Funding Trust
5.88%, 5/3/13 (a)	865	869
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	893
HSBC USA, Inc.
1.63%, 1/16/18	685	685
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 1/15/16	375	391
ING Bank N.V.
3.75%, 3/7/17 (a)	600	640
ING US, Inc.
2.90%, 2/15/18 (a)	300	305
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	344
JPMorgan Chase & Co.,
1.88%, 3/20/15	475	484
3.15%, 7/5/16	1,025	1,088
Korea Development Bank (The)
1.50%, 1/22/18	690	682
Macquarie Group Ltd.
7.30%, 8/1/14 (a)	720	772
	Face Amount (000)	Value (000)
Metropolitan Life Global Funding I,
1.50%, 1/10/18 (a)	$775	$779
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (a)	645	647
Monumental Global Funding III
5.25%, 1/15/14 (a)	1,115	1,153
National Australia Bank Ltd.
3.00%, 7/27/16 (a)	900	952
Nationwide Building Society
4.65%, 2/25/15 (a)	840	890
Nordea Bank AB
2.25%, 3/20/15 (a)	635	653
PNC Bank NA
0.80%, 1/28/16	600	600
Principal Financial Group, Inc.
1.85%, 11/15/17	725	733
Prudential Financial, Inc.,
MTN
4.75%, 9/17/15	930	1,014
Royal Bank of Scotland Group PLC
2.55%, 9/18/15	495	509
Santander Holdings USA, Inc.
3.00%, 9/24/15	110	113
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (a)	380	380
Standard Chartered PLC
3.85%, 4/27/15 (a)	940	994
Swedbank AB
1.75%, 3/12/18 (a)	305	304
UBS AG
3.88%, 1/15/15	663	700
UnitedHealth Group, Inc.
1.40%, 10/15/17	250	252
US Bancorp
2.20%, 11/15/16	940	982
WellPoint, Inc.
1.88%, 1/15/18	705	715
Wells Fargo & Co.
3.68%, 6/15/16	1,350	1,461
Westpac Banking Corp.
0.95%, 1/12/16	1,095	1,100
		40,492
Industrials (30.2%)
AbbVie, Inc.,
1.20%, 11/6/15 (a)	745	751
1.75%, 11/6/17 (a)	715	724
Allergan, Inc.
1.35%, 3/15/18	210	211
Altria Group, Inc.
4.13%, 9/11/15	750	810
Amazon.com, Inc.
1.20%, 11/29/17	700	697

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
American Honda Finance Corp.
1.60%, 2/16/18 (a)	$545	$552
Amgen, Inc.
2.50%, 11/15/16	425	446
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15	350	372
5.38%, 11/15/14	785	844
Applied Materials, Inc.
2.65%, 6/15/16	455	479
Apria Healthcare Group, Inc.
11.25%, 11/1/14	375	387
ArcelorMittal
9.50%, 2/15/15	610	690
AT&T, Inc.
1.70%, 6/1/17	1,075	1,089
BAA Funding Ltd.
2.50%, 6/25/15 (a)	400	412
Bacardi Ltd.
7.45%, 4/1/14 (a)	835	890
BAT International Finance PLC
1.40%, 6/5/15 (a)	600	607
Best Buy Co., Inc.
3.75%, 3/15/16	875	879
Bill Barrett Corp.
9.88%, 7/15/16	425	457
Bombardier, Inc.
4.25%, 1/15/16 (a)	250	261
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	830	867
Cardinal Health, Inc.
1.70%, 3/15/18	860	858
Chesapeake Energy Corp.
7.63%, 7/15/13	350	357
CNH Capital LLC Co.
6.25%, 11/1/16	355	394
Comcast Corp.
6.50%, 1/15/15	870	960
Covidien International Finance SA
1.35%, 5/29/15	265	269
Daimler Finance North America LLC
1.88%, 9/15/14 (a)	785	797
Diageo Capital PLC
1.50%, 5/11/17	775	786
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	735
DISH DBS Corp.
7.13%, 2/1/16	475	530
Ecolab, Inc.,
1.00%, 8/9/15	245	246
3.00%, 12/8/16	320	340
Experian Finance PLC
2.38%, 6/15/17 (a)	600	612
	Face Amount (000)	Value (000)
Express Scripts Holding Co.
2.75%, 11/21/14	$580	$598
Ford Motor Credit Co., LLC
5.63%, 9/15/15	375	409
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 3/15/18 (a)	155	156
General Mills, Inc.
0.88%, 1/29/16	340	341
Gilead Sciences, Inc.
3.05%, 12/1/16	1,000	1,071
Goldcorp, Inc.
2.13%, 3/15/18	520	522
Hewlett-Packard Co.
3.30%, 12/9/16	315	328
Home Depot, Inc.
5.40%, 3/1/16	630	714
Hyundai Capital America
1.63%, 10/2/15 (a)	395	398
Intel Corp.
1.35%, 12/15/17	575	578
Kellogg Co.
1.13%, 5/15/15	175	177
Kinross Gold Corp.
3.63%, 9/1/16	740	758
Kraft Foods Group, Inc.
2.25%, 6/5/17	425	441
Kroger Co. (The)
7.50%, 1/15/14	725	764
LVMH Moet Hennessy Louis Vuitton SA
1.63%, 6/29/17 (a)	525	532
Marathon Petroleum Corp.
3.50%, 3/1/16	1,070	1,144
McKesson Corp.
3.25%, 3/1/16	1,070	1,148
News America, Inc.
5.30%, 12/15/14	455	490
Phillips 66
1.95%, 3/5/15	775	792
Precision Castparts Corp.
0.70%, 12/20/15	125	125
Sealy Mattress Co.
10.88%, 4/15/16 (a)	261	276
Stryker Corp.
2.00%, 9/30/16	715	743
Takeda Pharmaceutical Co., Ltd.
1.03%, 3/17/15 (a)	440	444
Time Warner Cable, Inc.
6.75%, 7/1/18	400	493
TSMC Global Ltd.
1.63%, 4/3/18 (a)(c)	800	803
Turlock Corp.
1.50%, 11/2/17 (a)	630	633

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Limited Duration Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Verizon Communications, Inc.
1.10%, 11/1/17	$655	$645
Viacom, Inc.
4.38%, 9/15/14	1,100	1,157
Vodafone Group PLC
1.25%, 9/26/17	775	770
Volkswagen International Finance N.V.
1.63%, 3/22/15 (a)	1,195	1,211
Waste Management, Inc.
2.60%, 9/1/16	725	761
Wesfarmers Ltd.
2.98%, 5/18/16 (a)	395	417
Xstrata Finance Canada Ltd.
1.80%, 10/23/15 (a)	760	769
		39,917
Utilities (4.4%)
AES Corp. (The)
7.75%, 10/15/15	350	395
Enel Finance International N.V.
3.88%, 10/7/14 (a)	1,115	1,147
Enterprise Products Operating LLC
1.25%, 8/13/15	315	318
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	814
GDF Suez
1.63%, 10/10/17 (a)	650	654
Georgia Power Co.
0.75%, 8/10/15	340	341
NextEra Energy Capital Holdings, Inc.
5.35%, 6/15/13	825	833
Spectra Energy Capital LLC
5.90%, 9/15/13	965	987
TransCanada PipeLines Ltd.
0.88%, 3/2/15	300	302
		5,791
		86,200
Mortgages — Other (1.9%)
Alternative Loan Trust
5.50%, 10/25/35	835	782
FDIC Guaranteed Notes Trust
0.75%, 2/25/48 (a)(b)	349	349
Merrill Lynch Mortgage Investors Trust Series
2.45%, 11/25/35 (b)	705	668
WaMu Mortgage Pass Through Certificates
2.49%, 4/25/35 (b)	705	669
		2,468
Sovereign (1.3%)
ANZ New Zealand Int'l Ltd.
1.13%, 3/24/16 (a)	675	676
Qatar Government International Bond
4.00%, 1/20/15 (a)	500	528
	Face Amount (000)	Value (000)
Spain Government International Bond
4.00%, 3/6/18 (a)	$500	$496
		1,700
U.S. Treasury Securities (11.6%)
U.S. Treasury Notes,
0.38%, 6/15/15 - 1/15/16	4,720	4,729
1.25%, 10/31/15	8,453	8,656
1.63%, 11/15/22	1,983	1,948
		15,333
Total Fixed Income Securities (Cost $127,866)		130,712
	Shares
Short-Term Investments (2.8%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $3,637)	3,637,201	3,637
	Face Amount (000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.12%, 8/8/13 (d)(e) (Cost $65)	$65	$65
Total Short-Term Investments (Cost $3,702)		3,702
Total Investments (101.6%) (Cost $131,568) (f)		134,414
Liabilities in Excess of Other Assets (-1.6%)		(2,101)
Net Assets (100.0%)		$132,313

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.

(c)  When-issued security.

(d)  Rate shown is the yield to maturity at March 28, 2013.

(e)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(f)  Securities are available for collateral in connection with purchase of when-issued securities, open futures contracts and swap agreements.

FDIC  Federal Deposit Insurance Corporation.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Limited Duration Portfolio

Futures Contracts:

The Portfolio had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	160	$35,272	Jun-13	$— @
U.S. Treasury 10 yr. Note	28	3,696	Jun-13	13
U.S. Treasury 30 yr. Bond	16	2,311	Jun-13	5
Short:
U.S. Treasury 5 yr. Note	131	(16,251)	Jun-13	(29)
				$(11)

Credit Default Swap Agreements

The Portfolio had the following credit default swap agreements open at March 28, 2013:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation† (unaudited)
Barclays Bank Alcoa, Inc.	Buy	$650	1.00%	6/20/18	$58	$3	$61	BBB-
Barclays Bank Devon Energy Corporation	Buy	675	1.00	6/20/18	11	(1)	10	BBB+
Barclays Bank Transocean, Inc.	Buy	700	1.00	6/20/18	30	(1)	29	BBB-
JPMorgan Chase CDX.NA.IG.20	Sell	2,500	1.00	6/20/18	14	(2)	12	NR
JPMorgan Chase Kohl's Corporation	Buy	700	1.00	6/20/18	40	(1)	39	BBB+
		$5,225			$153	$(2)	$151

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at March 28, 2013:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	2.10%	2/5/23	$1,880	$(26)
Barclays Capital	3 Month LIBOR	Receive	0.81	9/24/17	3,000	1
Credit Suisse	3 Month LIBOR	Receive	0.82	9/13/17	4,500	(1)
Deutsche Bank	3 Month LIBOR	Receive	0.82	7/24/17	7,644	(20)
Goldman Sachs	3 Month LIBOR	Receive	2.09	2/15/23	2,670	(32)
Royal Bank of Canada	3 Month LIBOR	Receive	2.06	2/6/23	3,320	(30)
						$(108)

LIBOR  London Interbank Offered Rate.

NR  Not Rated.

@  Value is less than $500.

†  Credit Rating as issued by Standard and Poor's.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Portfolio of Investments (cont'd)

Limited Duration Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Finance	30.1%
Industrials	29.7
Other*	16.6
Asset-Backed Securities	12.2
U.S. Treasury Securities	11.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with an underlying face amount of approximately $57,530,000 and net unrealized depreciation of approximately $11,000. Does not include open swap agreements with net unrealized depreciation of approximately $110,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Limited Duration Portfolio

Statement of Assets and Liabilities	March 28, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $126,569)	$129,350
Investment in Securities of Affiliated Issuers, at Value (Cost $4,999)	5,064
Total Investments in Securities, at Value (Cost $131,568)	134,414
Cash	12
Interest Receivable	798
Premium Paid on Open Swap Agreements	153
Receivable for Portfolio Shares Sold	68
Receivable for Swap Agreements Termination	17
Receivable from Affiliate	12
Receivable for Variation Margin	10
Unrealized Appreciation on Swap Agreements	4
Other Assets	7
Total Assets	135,495
Liabilities:
Payable for Investments Purchased	2,564
Payable for Portfolio Shares Redeemed	189
Unrealized Depreciation on Swap Agreements	114
Payable for Sub Transfer Agency Fees	99
Payable for Advisory Fees	96
Premium Received from Broker	40
Payable for Professional Fees	28
Payable for Administration Fees	8
Payable for Trustees' Fees and Expenses	4
Payable for Transfer Agent Fees	4
Payable for Custodian Fees	3
Payable for Shareholder Services Fees — Class P	—	@
Payable for Shareholder Services Fees — Class H	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Other Liabilities	33
Total Liabilities	3,182
Net Assets	$132,313
Net Assets Consist of:
Paid-in-Capital	$387,497
Undistributed Net Investment Income	411
Accumulated Net Realized Loss	(258,320)
Unrealized Appreciation (Depreciation) on:
Investments	2,781
Investments in Affiliates	65
Futures Contracts	(11)
Swap Agreements	(110)
Net Assets	$132,313

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Limited Duration Portfolio

Statement of Assets and Liabilities (cont'd)	March 28, 2013 (000)
CLASS I:
Net Assets	$131,904
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	16,920,047
Net Asset Value, Offering and Redemption Price Per Share	$7.80
CLASS P:
Net Assets	$234
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	30,037
Net Asset Value, Redemption Price Per Share	$7.81
Maximum Sales Load§§	4.25%
Maximum Sales Charge	$0.35
Maximum Offering Price Per Share	$8.16
CLASS H:
Net Assets	$141
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	18,055
Net Asset Value, Redemption Price Per Share	$7.79
Maximum Sales Load§§	4.00%
Maximum Sales Charge	$0.32
Maximum Offering Price Per Share	$8.11
CLASS L:
Net Assets	$34
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000s)	4,371
Net Asset Value, Offering and Redemption Price Per Share	$7.79

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

§§  Effective February 25, 2013, the Trustees approved the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolio and an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolio from 3.50% to 4.00%

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013 (unaudited)R

Limited Duration Portfolio

Statement of Operations	Six Months Ended March 28, 2013 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,512
Interest from Securities of Affiliated Issuers	29
Dividends from Security of Affiliated Issuer	2
Total Investment Income	1,543
Expenses:
Advisory Fees (Note B)	205
Sub Transfer Agency Fees	99
Administration Fees (Note C)	55
Professional Fees	35
Registration Fees	33
Shareholder Reporting Fees	18
Custodian Fees (Note F)	13
Pricing Fees	11
Transfer Agency Fees (Note E)	7
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class P (Note D)	— @
Shareholder Services Fees — Class H (Note D)	— @
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Other Expenses	10
Total Expenses	488
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Expense Offset (Note F)	(— @)
Net Expenses	486
Net Investment Income	1,057
Realized Gain (Loss):
Investments Sold	684
Investments in Affiliates	2
Futures Contracts	53
Swap Agreements	10
Net Realized Gain	749
Change in Unrealized Appreciation (Depreciation):
Investments	(669)
Investments in Affiliates	(2)
Futures Contracts	(18)
Swap Agreements	(48)
Net Change in Unrealized Appreciation (Depreciation)	(737)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	12
Net Increase in Net Assets Resulting from Operations	$1,069

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Limited Duration Portfolio

Statements of Changes in Net Assets	Six Months Ended March 28, 2013R (unaudited) (000)	Year Ended September 30, 2012 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,057	$2,991
Net Realized Gain (Loss)	749	(345)
Net Change in Unrealized Appreciation (Depreciation)	(737)	2,437
Net Increase in Net Assets Resulting from Operations	1,069	5,083
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,150)	(3,363)
Class P:
Net Investment Income	(1)	(3)
Class H:
Net Investment Income	(1)	(— @)*
Class L:
Net Investment Income	(— @)	(— @)*
Total Distributions	(1,152)	(3,366)
Capital Share Transactions:(1)
Class I:
Subscribed	1,452	6,757
Distributions Reinvested	1,149	3,362
Redeemed	(16,001)	(34,259)
Class P:
Subscribed	102	131
Distributions Reinvested	1	3
Redeemed	(14)	(184)
Class H:
Subscribed	168	10 *
Distributions Reinvested	— @	—
Redeemed	(37)	—
Class L:
Subscribed	25	10 *
Distributions Reinvested	— @	—
Redeemed	(1)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,156)	(24,170)
Total Decrease in Net Assets	(13,239)	(22,453)
Net Assets:
Beginning of Period	145,552	168,005
End of Period (Including Undistributed Net Investment Income of $411 and $506)	$132,313	$145,552
(1) Capital Share Transactions:
Class I:
Shares Subscribed	186	873
Shares Issued on Distributions Reinvested	148	435
Shares Redeemed	(2,053)	(4,432)
Net Decrease in Class I Shares Outstanding	(1,719)	(3,124)
Class P:
Shares Subscribed	13	17
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(2)	(24)
Net Increase (Decrease) in Class P Shares Outstanding	11	(6)
Class H:
Shares Subscribed	22	1 *
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(5)	—
Net Increase in Class H Shares Outstanding	17	1 *
Class L:
Shares Subscribed	3	1 *
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(— @@)	—
Net Increase in Class L Shares Outstanding	3	1 *

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 27, 2012 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Limited Duration Portfolio

	Class I
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009	2008
Net Asset Value, Beginning of Period	$7.80		$7.71	$7.79		$7.68		$8.00	$10.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.15	0.16		0.18		0.24	0.49
Net Realized and Unrealized Gain (Loss)	(0.00	)‡	0.11	(0.10)		0.10		(0.12)	(2.22)
Total from Investment Operations	0.06		0.26	0.06		0.28		0.12	(1.73)
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.17)	(0.14)		(0.16)		(0.44)	(0.51)
Paid-in-Capital	—		—	—		(0.01)		—	—
Total Distributions	(0.06)		(0.17)	(0.14)		(0.17)		(0.44)	(0.51)
Redemption Fees	—		—	—		—		0.00 ‡	—
Net Asset Value, End of Period	$7.80		$7.80	$7.71		$7.79		$7.68	$8.00
Total Return++	0.83	%#	3.35%	0.71%		3.74%		1.77%	(17.57)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$131,904		$145,387	$167,811		$208,608		$262,794	$568,156
Ratio of Expenses to Average Net Assets (1)	0.72	%*+††	0.63%+	0.59	%+††	0.55	%+††	0.45%+	0.43%+
Ratio of Net Investment Income to Average Net Assets (1)	1.54	%*+††	1.92%+	2.12	%+††	2.39	%+††	3.16%+	5.22%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%§	0.00	%§	0.00%§	0.01%
Portfolio Turnover Rate	34	%#	51%	35%		95%		110%	20%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A		N/A		N/A	0.43%+
Net Investment Income to Average Net Assets	N/A		N/A	N/A		N/A		N/A	5.22%+

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Limited Duration Portfolio

	Class P
	Six Months Ended March 28, 2013R		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2012	2011		2010		2009	2008
Net Asset Value, Beginning of Period	$7.80		$7.71	$7.79		$7.68		$8.00	$10.24
Income (Loss) from Investment Operations:
Net Investment Income†	0.05		0.13	0.15		0.17		0.22	0.47
Net Realized and Unrealized Gain (Loss)	0.01		0.11	(0.12)		0.09		(0.12)	(2.23)
Total from Investment Operations	0.06		0.24	0.03		0.26		0.10	(1.76)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.15)	(0.11)		(0.15)		(0.42)	(0.48)
Paid-in-Capital	—		—	—		(0.00	)‡	—	—
Total Distributions	(0.05)		(0.15)	(0.11)		(0.15)		(0.42)	(0.48)
Redemption Fees	—		—	—		—		0.00 ‡	—
Net Asset Value, End of Period	$7.81		$7.80	$7.71		$7.79		$7.68	$8.00
Total Return++	0.70	%#	3.22%	0.45%		3.48%		1.52%	(17.77)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$234		$145	$194		$52		$169	$294
Ratio of Expenses to Average Net Assets	0.97	%*+††	0.88%+	0.84	%+††	0.80	%+††	0.70%+	0.68%+
Ratio of Net Investment Income to Average Net Assets	1.29	%*+††	1.70%+	1.87	%+††	2.14	%+††	2.87%+	4.95%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%§	0.00	%§	0.00%§	0.01%
Portfolio Turnover Rate	34	%#	51%	35%		95%		110%	20%

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Limited Duration Portfolio

	Class H
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$7.80		$7.76
Income from Investment Operations:
Net Investment Income†	0.05		0.05
Net Realized and Unrealized Gain (Loss)	(0.00	)‡	0.04
Total from Investment Operations	0.05		0.09
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.05)
Net Asset Value, End of Period	$7.79		$7.80
Total Return++	0.71	%#	1.14	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$141		$10
Ratio of Expenses to Average Net Assets	0.97	%*+††	0.91	%*+
Ratio of Net Investment Income to Average Net Assets	1.29	%*+††	1.42	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%*§
Portfolio Turnover Rate	34	%#	51	%#

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Financial Highlights

Limited Duration Portfolio

	Class L
Selected Per Share Data and Ratios	Six Months Ended March 28, 2013R (unaudited)		Period from April 27, 2012^ to September 30, 2012
Net Asset Value, Beginning of Period	$7.80		$7.76
Income from Investment Operations:
Net Investment Income†	0.04		0.04
Net Realized and Unrealized Gain (Loss)	(0.00	)‡	0.04
Total from Investment Operations	0.04		0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.04)
Net Asset Value, End of Period	$7.79		$7.80
Total Return++	0.46	%#	1.06	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$34		$10
Ratio of Expenses to Average Net Assets	1.23	%*+††	1.21	%*+
Ratio of Net Investment Income to Average Net Assets	1.03	%*+††	1.14	%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%*§
Portfolio Turnover Rate	34	%#	51	%#

R  March 28, 2013 represents the last business day of the Portfolio's semi-annual period.

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

#  Not Annualized.

*  Annualized.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

††  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

§  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust (''MSIFT'' or the ''Fund'') is registered under the Investment Company Act of 1940, as amended (the ''Act''), as an open-end management investment company. The Fund is comprised of seven separate, active portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). All Portfolios are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Limited Duration Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio offers four classes of shares — Class I, Class P, Class H and Class L.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc., (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,714	$—	$3,714
Agency Fixed Rate Mortgages	—	959	—	959
Asset-Backed Securities	—	16,414	—	16,414
Collateralized Mortgage Obligations — Agency Collateral Series	—	3,737	—	3,737
Commercial Mortgage- Backed Security	—	187	—	187
Corporate Bonds	—	86,200	—	86,200
Mortgages — Other	—	2,468	—	2,468
Sovereign	—	1,700	—	1,700
U.S. Treasury Securities	—	15,333	—	15,333
Total Fixed Income Securities	—	130,712	—	130,712
Short-Term Investments
Investment Company	3,637	—	—	3,637
U.S. Treasury Security	—	65	—	65
Total Short-Term Investments	3,637	65	—	3,702
Futures Contracts	18	—	—	18
Credit Default Swap Agreements	—	3	—	3
Interest Rate Swap Agreements	—	1	—	1
Total Assets	3,655	130,781	—	134,436
Liabilities:
Futures Contracts	$(29)	$—	$—	$(29)
Credit Default Swap Agreements	—	(5)	—	(5)
Interest Rate Swap Agreements	—	(109)	—	(109)
Total Liabilities	(29)	(114)	—	(143)
Total	$3,626	$130,667	$—	$134,293

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Portfolio did not have any investments transfer between investment levels.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

3.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk for loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: An over-the-counter ("OTC") swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. A small percentage of swap agreements are cleared through a central clearing house. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. In a zero coupon interest rate swap, payment only occurs at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of floating rate investments been rolled over through the life of the swap. Most swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will require the clearing and exchange-trading of many OTC swap agreements. Mandatory exchange-trading and clearing will occur on a phased-in basis.

The Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security and commonly referred to as credit default swaps. Where a Portfolio is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When a Portfolio is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed upon) value of a referenced debt obligation upon default of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210 "Balance Sheet" ("ASC 210"). Offsetting of Amounts Related to Certain Contracts, an interpretation of ASC 210-20, are included within "Unrealized Appreciation (Depreciation) on Swap Agreements" in the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements in the Statement of Operations.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of March 28, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$18	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	3
Swap Agreements	Unrealized Appreciation on Swap Agreements	Interest Rate Risk	1
Total			$22
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$(29	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(5)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(109)
Total			$(143)

(a) This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

for the six months ended March 28, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$53
Credit Risk	Swap Agreements	27
Interest Rate Risk	Swap Agreements	(17)
	Total	$63
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(18)
Credit Risk	Swap Agreements	(2)
Interest Rate Risk	Swap Agreements	(46)
	Total	$(66)

For the six months ended March 28, 2013, the average monthly original value of futures contracts was approximately $54,482,000 and the average monthly notional amount of swap agreements was approximately $36,372,000.

4.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. For the period ended March 28, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.30% of the Portfolio's daily net assets.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted Shareholder Services Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plans, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class P and Class H shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder service fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances may be used to offset a portion of the Portfolio's expenses. If applicable, these custodian credits are shown as "Expense Offset" in the Statement of Operations.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 28, 2013, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $29,355,000 and $41,700,000, respectively. For the six months ended March 28, 2013, purchases and sales of long-term U.S. Government securities were approximately $17,123,000 and $15,282,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended March 28, 2013, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended March 28, 2013 is as follows:

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 28, 2013 (000)
$5,319	$40,906	$42,588	$2	$3,637

For the six months ended March 28, 2013, the Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act.

Value September 30, 2012 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (000)	Interest Income (000)	Value March 28, 2013 (000)
$3,196	$187	$1,950	$2	$29	$1,427

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 Distributions Paid From: Ordinary Income (000)	2011 Distributions Paid From: Ordinary Income (000)
$3,366	$3,270

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2012:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$59	$(59)	$—

At September 30, 2012, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$509	$—

At March 28, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,903,000 and the aggregate gross unrealized depreciation is approximately $57,000 resulting in net unrealized appreciation of approximately $2,846,000.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At September 30, 2012, the Portfolio had available for Federal income tax purposes unused short term and long term capital losses of approximately $134,000 and $957,000, respectively that do not have an expiration date.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Notes to Financial Statements (unaudited) (cont'd)

In addition, at September 30, 2012, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$8,019	September 30, 2013
8,229	September 30, 2014
7,068	September 30, 2015
265	September 30, 2016
200,864	September 30, 2017
33,504	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Accounting Pronouncement: In January 2013, Accounting Standard Update 2013-01 ("ASU 2013-01"), "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," replaced Accounting Standards Update 2011-11 ("ASU 2011-11"), "Disclosures about Offsetting Assets and Liabilities." ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Portfolio's financial statements.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 28, 2013

Trustee and Officer Information (unaudited)

Trustees

Michael E. Nugent
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121

Officers

Michael E. Nugent
Chairperson of the Board and Trustee

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

  IFTLDSAN
656060 EXP [05/31/14]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013

3